Quarterly Holdings Report
for
Fidelity® Total Bond Fund
November 30, 2025
TBD-NPRT1-0126
1.824865.121
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	26,319,958	26,400,576
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	8,822,000	8,849,419
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	41,979,000	42,078,323
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	25,870,000	25,936,693
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	26,968,000	26,968,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	30,827,000	30,906,595
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	41,704,000	41,815,683
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	26,077,000	26,156,639
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	588,000	590,173
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.1344% 7/20/2037 (b)(c)(d)	390,000	394,379
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	175,000	175,723
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	26,860,000	26,952,560
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	19,593,000	19,664,416
TOTAL BAILIWICK OF JERSEY		276,889,179
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	3,342,915	3,386,494
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	6,448,146	6,516,975
TOTAL CANADA		9,903,469
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)	13,287,000	13,305,123
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	23,628,000	23,702,239
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	39,309,000	39,263,716
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	26,700,000	26,780,768
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	18,308,000	18,354,063
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	35,274,000	35,336,082
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (b)(c)(d)	320,000	327,335
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	28,190,000	28,214,328
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	13,014,000	13,025,817
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	150,000	148,970
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	16,637,000	16,697,326
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	23,510,000	23,544,348
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	27,448,000	27,470,864
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.1716% 7/17/2038 (b)(c)(d)	34,486,000	34,571,456
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (b)(c)(d)	300,000	301,047
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	15,712,000	15,724,004
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	343,000	348,760
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (b)(c)(d)	300,000	299,960
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	30,407,000	30,462,706
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	28,887,000	28,996,280
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	28,623,000	28,666,536
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (b)(c)(d)	177,000	176,377
Bbam US Clo III Ltd Series 2025-3A Class DR, 9.1416% 10/15/2038 (b)(d)	126,000	123,851
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (b)(c)(d)	250,000	252,852
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	23,570,000	23,520,479
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(g)	23,087,000	23,087,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	24,101,000	24,143,635
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	19,468,000	19,495,255
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	540,000	541,706
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	153,000	153,671
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (b)(c)(d)	530,000	527,961
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 6.1743% 3/20/2050 (b)(c)(d)(e)	330,000	0
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	500,000	510,614
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	18,307,000	18,327,193
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	30,219,000	30,305,547
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 10.708% 4/25/2037 (b)(c)(d)	250,000	252,472
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	181,000	182,216
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(g)	26,139,000	26,139,000
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.2344% 10/20/2037 (b)(c)(d)	150,000	152,528
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	21,618,000	21,617,222
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	17,958,000	18,003,182
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	28,708,000	28,683,656
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	18,972,000	19,009,584
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (b)(c)(d)	392,000	402,847
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 1/15/2038 (b)(c)(d)	425,000	424,691
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	42,055,000	41,984,011
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	15,243,000	15,262,526
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	160,000	159,876
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	22,864,000	22,906,504
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	26,759,000	26,767,322
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(d)(e)(f)	407,341	0
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	285,000	286,844
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	330,000	334,294
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.67% 1/15/2039 (b)(c)(d)	475,000	474,984
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	16,182,000	16,192,680
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	24,322,000	24,388,521
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	30,093,000	30,170,128
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(d)	30,702,000	30,761,500
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	27,944,000	27,989,772
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	36,609,000	36,665,890
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	23,472,000	23,434,680
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (b)(c)(d)	168,000	167,873
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	41,926,000	41,951,281
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	23,024,000	23,090,332
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	27,878,000	27,970,471
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	538,000	541,962
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (b)(c)(d)	200,000	202,261
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	2,840,218	2,783,312
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	21,493,000	21,531,859
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	16,948,000	16,938,831
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	12,766,000	12,778,766
Madison Park Funding LXXII Ltd Series 2025-72A Class D2, 8.345% 7/23/2038 (d)	150,000	153,479
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	33,250,000	33,272,078
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(d)	27,525,000	27,561,471
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	16,653,000	16,661,793
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	23,298,000	23,357,643
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(d)	28,658,000	28,712,164
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	16,401,000	16,400,328
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	14,906,000	14,928,255
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	23,008,000	23,017,088
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	19,791,000	19,810,554
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	29,129,000	29,191,016
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (b)(c)(d)	150,000	150,677
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	21,992,000	21,974,099
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	29,999,000	30,017,899
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (b)(c)(d)	370,000	364,887
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (b)(c)(d)	180,000	181,446
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	27,967,000	27,894,314
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	22,806,000	22,868,831
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.3844% 4/20/2038 (b)(c)(d)	613,000	621,679
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	38,437,000	38,492,964
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(g)	20,822,000	20,822,000
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 0% 1/21/2038 (b)(c)(d)(g)	430,000	429,702
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (b)(c)(d)	200,000	200,653
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	24,292,000	24,319,158
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(g)	16,060,000	16,064,320
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	27,221,000	27,271,413
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	15,455,000	15,461,661
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	22,652,000	22,684,143
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	31,144,000	31,239,892
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	1,651,000	1,653,759
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.6344% 4/20/2037 (b)(c)(d)	253,000	255,224
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	21,315,000	21,251,076
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	9,378,000	9,393,905
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	285,000	287,588
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	243,000	245,307
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	25,069,000	25,081,284
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	500,000	506,482
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	23,145,000	23,141,528
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	503,000	500,199
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	10,794,365	10,797,820
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	285,000	283,056
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (b)(c)(d)	800,000	794,939
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	23,193,439	23,126,178
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	21,089,000	21,126,686
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (b)(c)(d)	107,000	106,770
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	11,215,378	10,991,295
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	150,000	151,275
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	11,991,000	12,026,469
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	31,230,000	31,267,663
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	14,870,000	14,907,145
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	22,864,000	22,894,112
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	18,963,000	19,009,668
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	19,181,000	19,230,353
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	17,799,317	17,803,180
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.6622% (b)(c)(d)(e)(f)	1,032,891	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	5,068,370	5,070,905
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	11,358,387	11,143,300
Tpg Clo Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 3.25% 1/21/2039 (b)(c)(d)(g)	250,000	250,173
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	1,639,000	1,292,130
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	23,148,000	23,191,287
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	18,502,000	18,558,912
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	7,846,000	7,863,418
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,995,640,440
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	7,990,784	8,161,005
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	18,984,000	19,028,726
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	18,066,000	17,998,379
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	25,309,000	25,403,302
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	15,110,000	15,109,365
TOTAL MULTI-NATIONAL		77,539,772
UNITED STATES - 2.8%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	16,347,210	16,822,114
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	14,968,352	15,403,197
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	13,808,751	14,083,365
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,284,035	1,280,183
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	751,486	741,717
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	10,439,528	10,034,455
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	28,447,371	26,962,615
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	5,500,000	5,513,558
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (d)	1,600,000	1,604,486
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (d)	7,300,000	7,313,557
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	18,861,345	19,338,522
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	1,898,189	1,878,997
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	398,944	384,468
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	3,495,052	3,519,913
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	6,950,000	6,968,402
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (d)	2,220,000	2,257,010
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	5,527,374	5,585,280
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	21,545,270	20,424,043
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(h)	4,740,719	4,742,188
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,703,000	1,718,976
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	3,100,000	3,126,444
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	14,582,035	14,618,436
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	17,440,000	17,590,931
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	11,002,492	11,012,283
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	2,365,378	2,341,727
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	6,617,505	6,472,369
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	7,616,545	7,236,054
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	615,208	611,015
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (d)	2,500,000	2,525,161
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (d)	2,705,000	2,832,028
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	17,292,263	17,102,634
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,308,438	6,250,172
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	9,302,400	9,098,023
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	19,195,000	19,331,918
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	15,565,000	15,673,910
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.0545% 10/15/2037 (b)(c)(d)	500,000	508,200
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (d)	994,000	979,090
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	4,337,076	4,382,920
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	4,002,022	4,019,717
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	25,055,700	24,887,198
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	24,041,000	24,089,731
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (d)	16,860,000	16,873,648
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	5,386,489	5,396,268
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	3,792,380	3,808,142
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	17,135,000	17,182,975
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	2,369,856	2,376,216
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,055,000	3,080,886
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	29,640,000	29,743,746
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (d)	54,695,000	55,322,237
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	32,147,366	32,795,949
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,142,267	5,170,525
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	18,730,000	18,994,041
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (d)	12,650,000	12,739,920
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (d)	2,800,000	2,819,839
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	22,967,000	22,943,826
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (d)	884,712	858,128
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (d)	3,984,786	3,900,729
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (d)	571,442	530,175
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	5,848,797	5,822,322
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	19,840,075	20,278,487
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	14,359,013	14,658,934
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	8,775,152	8,787,603
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	4,207,367	4,228,271
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	10,487,331	10,556,348
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	460,000	467,035
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (d)	35,402,686	35,208,099
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (b)(c)(d)	150,000	152,138
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	23,001,000	23,023,909
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	13,385,000	13,466,298
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	4,054,529	4,154,136
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	16,810,430	16,132,415
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	22,298,255	21,946,230
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	16,169,540	15,157,628
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	6,833,275	6,880,695
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	7,749,250	7,756,069
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (d)	1,450,000	1,454,800
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (d)	1,423,000	1,435,793
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (d)	1,544,000	1,547,979
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(d)	4,894,177	4,845,771
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	1,286,000	1,302,739
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	10,000,000	10,049,730
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	3,800,000	3,840,420
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	11,149,314	10,811,306
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	1,039,876	1,014,467
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	9,101,000	9,066,040
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	6,959,000	6,677,082
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (b)(d)	1,360,000	1,132,282
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	15,782,022	16,252,701
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.459% 5/17/2039 (b)(c)(d)	1,370,219	1,374,560
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	20,518,740	21,256,918
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	39,355,470	39,803,229
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	23,396,670	23,917,412
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	29,873,250	29,774,889
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	39,136,680	38,992,563
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	22,504,680	22,371,599
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	2,160,000	2,212,224
Taco Bell Fdg LLC Series 2018-1A Class A2II, 4.94% 11/25/2048 (d)	9,210,675	9,222,999
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	33,085,000	33,138,197
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (b)(c)	11,775	12,603
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (d)	206,711	205,207
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (d)	16,830,000	16,846,606
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (d)	924,000	919,471
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (d)	315,000	311,212
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (d)	1,931,000	1,919,074
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (d)	2,399,000	2,387,654
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (d)	476,000	486,499
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	329,437	329,567
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,980,000	2,013,849
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	5,201,000	5,391,483
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (d)	10,275,000	10,316,867
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	4,950,000	4,958,670
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	18,881,647	19,203,447
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	3,557,303	3,578,624
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	12,330,822	12,431,833
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	6,852,250	7,041,185
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	4,231,381	4,253,808
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	7,230,067	7,241,311
TOTAL UNITED STATES		1,195,825,544
TOTAL ASSET-BACKED SECURITIES (Cost $3,556,991,820)		3,563,959,409

Bank Loan Obligations - 4.9%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/13/2029 (b)(c)(i)	2,920,357	2,925,234
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 1/22/2031 (b)(c)(i)	344,868	345,468
		3,270,702
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/20/2030 (b)(c)(i)	4,578,355	4,571,487
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/22/2032 (b)(c)(i)	5,088,570	5,098,951
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2401% 8/1/2030 (b)(c)(i)	1,488,536	1,386,646
		11,057,084
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/8/2031 (b)(c)(i)	1,549,350	1,007,077
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3428% 9/18/2031 (b)(c)(i)	3,858,581	3,868,767
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (b)(c)(i)	1,935,635	1,935,635
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/12/2028 (b)(c)(i)	3,742,408	3,757,378
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/21/2031 (b)(c)(i)	1,620,325	1,622,350
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/31/2030 (b)(c)(i)	4,667,731	4,666,144
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9054% 5/29/2028 (b)(c)(i)	2,182,332	1,770,439
TOTAL CANADA		32,955,576
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/19/2032 (b)(c)(i)(j)	4,860,000	4,876,184
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(i)	2,783,025	2,784,417
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 2/4/2028 (b)(c)(i)	2,227,349	2,224,007

TOTAL FINLAND		5,008,424
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(i)	361,024	358,767
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(i)	21,203,079	21,247,182

TOTAL FRANCE		21,605,949
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (b)(c)(i)	3,675,403	3,695,691
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7878% 10/18/2029 (b)(c)(i)	2,020,355	2,030,457
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (b)(c)(i)	2,521,255	2,527,709
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(i)	3,386,224	186,242
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(e)(i)	19,454	18,481
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.9355% 4/9/2026 (b)(c)(e)(i)	79,484	75,509
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3524% 4/9/2026 (b)(c)(e)(i)(k)	60,635	57,603
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(c)(e)(i)	89,805	85,315

TOTAL INDIA		423,150
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 6/4/2032 (b)(c)(i)	3,192,000	3,181,371
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(i)	194,500	142,958
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2065% 10/1/2032 (b)(c)(i)	3,540,000	3,429,375
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(f)(i)	1,442,974	28,859
		3,458,234
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc term loan 0% 7/27/2026 (b)(c)(i)(j)	619,701	561,343
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.0185% (b)(c)(f)(i)	3,174,308	1,450,659
		2,012,002
TOTAL LUXEMBOURG		5,613,194
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 1/17/2032 (b)(c)(i)	13,260,166	13,286,687
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (b)(c)(i)	890,000	891,112
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (b)(c)(i)	2,814,504	2,803,556
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (b)(c)(i)	1,621,279	1,614,697
		4,418,253
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(i)	7,187,887	3,414,246
TOTAL NETHERLANDS		22,010,298
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0734% 10/15/2029 (b)(c)(i)	1,200,000	1,179,000
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (b)(c)(i)	2,322,000	2,277,487

TOTAL PUERTO RICO		3,456,487
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.31% 11/16/2028 (b)(c)(i)	3,154,076	3,166,472
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 0% 11/16/2028 (b)(c)(i)(j)	1,119,860	1,123,074

TOTAL SWEDEN		4,289,546
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(i)	7,174,712	5,721,833
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 12/2/2031 (b)(c)(i)	10,500,367	10,485,982
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0302% 7/21/2030 (b)(c)(i)	8,583,439	8,567,389
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 7/31/2032 (b)(c)(i)	1,824,000	1,812,600
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (b)(c)(i)	2,566,992	2,559,497
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 11/30/2030 (b)(c)(i)	5,694,346	5,669,461
		18,608,947
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/30/2032 (b)(c)(i)	2,180,000	2,193,625
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (b)(c)(i)	5,907,837	5,926,328
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 1/21/2030 (b)(c)(i)	1,427,834	1,427,391
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2098% 3/15/2032 (b)(c)(i)	5,595,975	5,595,975
TOTAL UNITED KINGDOM		44,238,248
UNITED STATES - 4.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.3531% 3/25/2026 (b)(c)(i)	6,977,153	4,632,829
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (b)(c)(f)(i)	4,453,837	50,106
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.2649% 3/25/2026 (b)(c)(e)(i)	302,290	317,404
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (b)(c)(i)	2,112,292	2,210,872
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.7631% 3/25/2026 (b)(c)(e)(i)	185,021	185,021
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(i)	634,221	414,476
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(i)	5,485,000	4,847,972
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.459% 7/1/2031 (b)(c)(i)	4,206,856	4,200,294
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (b)(c)(i)	7,265,000	7,274,081
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9157% 6/1/2028 (b)(c)(i)	2,377,682	2,406,405
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(i)	4,726,691	4,695,400
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(i)	15,445,313	15,341,058
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(i)	7,885,000	7,840,686
		54,416,604
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6515% 2/10/2027 (b)(c)(i)	7,168,828	5,009,218
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(i)	3,673,780	3,648,542
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5302% 9/1/2027 (b)(c)(i)	6,210,000	6,157,588
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/30/2030 (b)(c)(i)	1,574,145	1,566,274
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9504% 10/21/2032 (b)(c)(i)	1,195,000	1,195,000
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2802% 8/7/2028 (b)(c)(i)	2,713,105	2,718,205
		20,294,827
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 7/8/2031 (b)(c)(i)	1,842,851	1,696,584
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.6033% 8/21/2031 (b)(c)(i)	1,273,178	1,253,546
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (b)(c)(i)	3,354,839	2,882,008
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (b)(c)(i)	14,697,726	14,656,867
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(i)	12,770,250	11,646,468
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.484% 6/16/2032 (b)(c)(i)	2,940,000	2,510,025
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0985% 12/1/2028 (b)(c)(i)	1,163,175	1,162,838
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/28/2032 (b)(c)(i)	3,760,575	3,767,306
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (b)(c)(i)	1,071,353	922,435
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 6/24/2029 (b)(c)(i)	2,809,205	2,803,362
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 1/31/2029 (b)(c)(i)	6,237,884	6,171,638
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/31/2029 (b)(c)(i)	1,639,250	1,621,841
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (b)(c)(i)(j)	2,830,000	2,806,426
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (b)(c)(i)	2,356,000	2,310,694
		54,515,454
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 1/30/2031 (b)(c)(i)	7,756,242	7,804,719
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.67% 1/25/2031 (b)(c)(i)	893,638	895,961
		8,700,680
TOTAL COMMUNICATION SERVICES		139,624,149

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(i)(j)	3,015,000	3,015,000
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/3/2028 (b)(c)(i)	4,575,623	4,036,935
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/6/2030 (b)(c)(i)	4,638,238	4,635,919
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/28/2032 (b)(c)(i)	6,580,000	6,598,490
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 3/25/2032 (b)(c)(i)	2,179,064	2,184,510
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1515% 12/22/2028 (b)(c)(i)	2,597,008	2,428,203
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (b)(c)(i)	2,902,922	2,398,540
		25,297,597
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 6/3/2028 (b)(c)(i)	4,508,370	4,393,226
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 4/18/2030 (b)(c)(i)	3,648,056	3,666,297
		8,059,523
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (b)(c)(i)	3,878,226	3,882,647
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/23/2032 (b)(c)(i)	53,814,667	53,922,296
		57,804,943
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 12/11/2030 (b)(c)(i)	6,392,298	6,383,349
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 5/24/2032 (b)(c)(i)	4,050,000	4,010,229
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 8/1/2030 (b)(c)(i)	3,995,912	3,994,673
		14,388,251
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9059% 7/31/2028 (b)(c)(i)	8,339,114	8,359,629
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 6/12/2030 (b)(c)(i)	1,467,878	1,387,423
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(i)	29,337,544	23,880,761
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(i)	3,635,398	3,644,486
		37,272,299
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.356% 2/7/2029 (b)(c)(i)	4,795,595	4,801,589
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 6/22/2030 (b)(c)(i)	2,202,132	2,206,140
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 11/24/2028 (b)(c)(i)	2,061,096	2,064,312
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2030 (b)(c)(i)	12,785,445	12,646,979
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/6/2031 (b)(c)(i)	5,008,746	4,948,240
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0724% 11/1/2031 (b)(c)(i)	3,837,220	3,385,387
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (b)(c)(i)	2,434,925	2,202,755
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(i)	3,545,345	3,539,247
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 1/29/2029 (b)(c)(i)	28,186,980	28,148,927
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4157% 2/12/2029 (b)(c)(i)	1,723,750	1,727,198
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 1/28/2032 (b)(c)(i)	4,354,397	4,362,583
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/26/2030 (b)(c)(i)	3,905,910	3,905,910
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.998% 12/4/2031 (b)(c)(i)	2,478,865	2,488,012
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/27/2032 (b)(c)(i)	1,610,963	1,616,843
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 1/17/2031 (b)(c)(i)	1,584,898	1,577,195
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/2/2028 (b)(c)(i)	9,232,517	9,201,773
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7043% 11/8/2030 (b)(c)(i)	2,008,852	2,016,003
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(i)	7,398,289	7,065,366
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/26/2030 (b)(c)(i)	3,962,947	3,929,500
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.006% 11/5/2031 (b)(c)(i)	3,935,312	3,941,727
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.209% 4/16/2029 (b)(c)(i)	3,318,146	3,320,900
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(i)	3,065,092	2,739,855
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 4/1/2031 (b)(c)(i)	3,179,750	3,147,285
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 7/18/2031 (b)(c)(i)	2,227,620	2,229,023
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 8/18/2032 (b)(c)(i)	1,865,000	1,867,387
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(i)	4,147,451	3,941,820
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(k)	314,549	298,954
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/14/2031 (b)(c)(i)	6,166,476	6,171,162
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(i)	15,584,415	14,973,973
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (b)(c)(i)	550,000	412,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(i)	2,191,772	2,115,060
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/3/2028 (b)(c)(i)	6,079,899	6,091,937
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0906% 3/2/2026 (b)(c)(i)	2,201,870	1,615,621
		154,701,163
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 9/26/2031 (b)(c)(i)	793,592	796,568
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.16% 10/24/2031 (b)(c)(i)	4,367,247	4,387,729
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(i)	4,404,921	4,115,210
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(i)	10,665,000	10,647,190
		19,946,697
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8485% 11/5/2027 (b)(c)(i)	1,397,645	1,397,645
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (b)(c)(i)	5,435,192	5,462,368
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (b)(i)	172,844	95,640
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (b)(c)(i)	1,051,467	26,286
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (b)(i)	328,008	181,497
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 6/9/2031 (b)(c)(i)	2,841,300	2,849,114
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(i)	8,029,006	7,553,930
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(i)	3,778,921	3,732,289
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(e)(f)(i)	168,110	130,738
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (b)(c)(i)	3,025,000	3,032,200
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1928% 9/29/2032 (b)(c)(i)	2,520,000	2,522,621
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5302% 10/20/2028 (b)(c)(i)	5,031,318	4,879,020
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 10/20/2028 (b)(c)(i)	1,358,000	1,327,106
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (b)(c)(i)	4,277,102	4,114,316
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(i)	12,605,069	11,813,345
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 4/17/2028 (b)(c)(i)	3,887,734	3,867,673
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2031 (b)(c)(i)	3,309,824	3,309,493
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2146% 10/31/2029 (b)(c)(i)	5,933,128	5,948,198
		62,243,479
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0257% 8/26/2031 (b)(c)(i)	4,771,788	4,783,716
TOTAL CONSUMER DISCRETIONARY		384,497,668

Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 4/1/2032 (b)(c)(i)	2,123,333	2,133,950
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.3515% 1/24/2029 (b)(c)(i)	3,976,111	2,840,096
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.1015% 1/24/2030 (b)(c)(i)	1,112,019	412,148
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 1/24/2029 (b)(c)(i)	2,569,230	2,573,726
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/31/2028 (b)(c)(i)	11,017,598	11,036,107
		18,996,027
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(c)(i)	1,895,078	1,903,530
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(i)	5,430,000	5,341,763
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.8515% 8/1/2029 (b)(c)(i)	5,556,131	4,086,923
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/31/2031 (b)(c)(e)(i)	1,473,612	1,215,730
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.0015% 9/30/2030 (b)(c)(e)(i)	391,967	391,966
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (b)(c)(i)	2,996,150	2,913,756
		15,853,668
Food Products - 0.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 12/23/2030 (b)(c)(i)	2,555,804	2,566,590
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 10/28/2032 (b)(c)(i)	4,235,000	4,258,843
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(f)(i)	6,726,537	201,796
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(f)(i)	1,139,735	523,138
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(f)(i)	1,014,876	465,828
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(i)	4,138,383	3,941,810
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(e)(i)	5,445,540	4,410,888
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/12/2031 (b)(c)(i)	3,767,121	3,754,728
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(i)	7,045,000	7,062,613
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 7.9515% 12/31/2029 (b)(c)(i)	1,315,627	842,001
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0131% 12/31/2029 (b)(c)(i)	988,965	191,196
		28,219,431
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7802% 5/17/2028 (b)(c)(i)	3,686,400	1,815,552
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (b)(c)(i)	919,146	895,165
		2,710,717
TOTAL CONSUMER STAPLES		65,779,843

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (b)(c)(i)	3,108,600	3,115,408
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 12/31/2030 (b)(c)(i)	10,520,804	10,545,739
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 12/30/2027 (b)(c)(i)	1,377,486	1,379,207
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 11/19/2029 (b)(c)(i)	3,229,107	3,230,850
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 4/1/2030 (b)(c)(i)	2,209,387	2,220,434
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 10/15/2031 (b)(c)(i)	2,604,460	2,610,971
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(i)	1,484,473	1,493,989
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.959% 2/11/2030 (b)(c)(i)	1,798,875	1,798,875
Mesquite Energy Inc 1LN, term loan 0% (b)(e)(f)(i)	907,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(i)	2,102,309	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(i)	31,612,032	14,103,392
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6871% 2/28/2030 (b)(c)(i)	1,848,769	1,849,934
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/1/2029 (b)(c)(i)	1,408,648	1,416,579
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7353% 10/1/2032 (b)(c)(i)	2,035,000	1,883,657
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(i)	6,630,616	6,608,536
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 6.1407% 5/25/2029 (b)(c)(i)	829,384	823,164
		53,080,735
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 6/13/2031 (b)(c)(i)	4,796,112	4,808,726
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	7,592,283	7,617,337
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/17/2031 (b)(c)(i)	3,712,226	3,713,414
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/15/2031 (b)(c)(i)(j)	4,620,650	4,619,495
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7515% 9/5/2031 (b)(c)(i)	4,816,703	4,828,697
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (b)(c)(i)	5,036,558	5,030,262
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (b)(c)(i)	8,304,484	8,217,868
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/26/2031 (b)(c)(i)	2,716,350	2,715,209
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/1/2028 (b)(c)(i)	2,272,380	2,279,015
		43,830,023
Financial Services - 0.2%
ACNR Holdings Inc term loan 13% (b)(e)(i)(l)	564,772	561,948
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 1/31/2031 (b)(c)(i)	13,455,960	13,476,144
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (b)(c)(i)	3,560,000	3,457,650
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 11/5/2032 (b)(c)(i)	2,935,000	2,930,245
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 9/30/2031 (b)(c)(i)	2,228,163	2,236,050
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(e)(f)(i)	160,254	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/22/2032 (b)(c)(i)	3,350,000	3,214,325
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.959% 1/9/2027 (b)(c)(e)(i)	3,567,079	3,477,902
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0257% 4/16/2029 (b)(c)(i)	1,946,535	1,948,365
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/17/2031 (b)(c)(i)	6,097,767	6,098,926
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 7/31/2031 (b)(c)(i)	7,382,161	7,286,340
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 7/31/2031 (b)(c)(i)	1,465,000	1,462,715
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.6657% 2/16/2032 (b)(c)(i)	1,875,000	1,855,856
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (b)(c)(i)	2,020,000	2,027,575
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/30/2032 (b)(c)(i)	1,989,547	1,952,243
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (b)(c)(i)	2,753,777	2,763,250
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 7/6/2032 (b)(c)(i)	685,000	689,391
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (b)(c)(i)	2,907,862	2,916,702
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 6/24/2031 (b)(c)(i)	2,803,603	2,803,603
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 6/24/2031 (b)(c)(i)	1,830,132	1,830,132
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(i)	16,362,505	16,375,268
		79,364,630
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/21/2032 (b)(c)(i)	3,042,375	3,039,059
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (b)(c)(i)	24,570,626	24,533,770
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2032 (b)(c)(i)	5,050,000	5,068,938
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 5/31/2033 (b)(c)(i)	1,475,000	1,511,255
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2515% 1/30/2032 (b)(c)(i)	5,435,908	5,447,703
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 12/29/2031 (b)(c)(i)	2,595,689	2,596,909
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 8/19/2028 (b)(c)(i)	4,298,089	4,288,676
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 8/19/2028 (b)(c)(i)	5,643,306	5,629,988
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(i)	15,831,892	15,560,533
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 9/19/2030 (b)(c)(i)	4,229,400	4,146,926
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(i)	12,946,000	12,371,586
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/20/2029 (b)(c)(i)	8,894,000	8,312,155
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 7/31/2027 (b)(c)(i)	2,563,476	2,559,323
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 5/6/2031 (b)(c)(i)	6,401,371	6,399,771
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (b)(c)(i)	11,604,234	11,644,152
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/15/2031 (b)(c)(i)	3,589,609	3,590,363
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 9/29/2030 (b)(c)(i)	1,372,175	1,373,313
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 11/21/2029 (b)(c)(i)	5,990,781	6,000,427
		124,074,847
TOTAL FINANCIALS		247,269,500

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 1/15/2031 (b)(c)(i)	5,022,413	5,050,036
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/30/2029 (b)(c)(i)	2,928,894	2,929,187
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/1/2031 (b)(c)(i)	7,059,506	7,096,710
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/23/2028 (b)(c)(i)	16,400,280	16,421,272
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(i)	8,095,000	8,052,016
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (b)(c)(i)	2,260,897	2,273,625
		41,822,846
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (b)(c)(i)	2,476,603	1,883,110
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6657% 9/17/2032 (b)(c)(i)	1,280,000	1,285,824
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(e)(i)	1,301,972	1,015,538
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2072% 2/11/2028 (b)(c)(i)	3,408,057	3,391,017
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/9/2031 (b)(c)(i)	4,292,467	4,299,077
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/1/2028 (b)(c)(i)	2,124,325	2,132,844
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1015% 10/1/2027 (b)(c)(i)	1,285,242	1,270,783
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (b)(c)(i)	2,370,000	2,381,969
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(i)	7,393,286	6,563,613
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/23/2031 (b)(c)(i)	1,723,336	1,726,972
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.0849% 10/23/2031 (b)(c)(i)(k)	222,837	223,307
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 8/25/2032 (b)(c)(i)	1,656,850	1,662,715
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(i)	1,759,364	1,774,214
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0015% 7/3/2028 (b)(c)(i)	438,347	442,046
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/15/2031 (b)(c)(i)	3,661,358	3,674,722
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(e)(i)	226,034	219,253
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(i)	2,017,942	827,356
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7814% 3/2/2028 (b)(c)(i)	2,842,012	2,792,988
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8515% 3/2/2028 (b)(c)(i)	82,988	81,556
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 2/21/2031 (b)(c)(i)	2,615,308	2,626,318
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 11/15/2028 (b)(c)(i)	5,618,667	5,639,512
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (b)(c)(i)	713,000	709,677
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (b)(c)(i)	7,297,088	7,284,610
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.5985% 10/1/2029 (b)(c)(i)	280,000	247,976
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.5015% 10/11/2031 (b)(c)(i)	1,571,171	1,571,171
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.4497% 10/11/2031 (b)(c)(i)	71,597	71,596
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 12/15/2027 (b)(c)(i)	1,143,450	1,146,549
		56,946,313
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 2/15/2029 (b)(c)(i)	11,471,377	11,447,517
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	1,300,000	1,267,499
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.734% 3/26/2032 (b)(c)(i)	1,935,150	1,856,138
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.734% 5/1/2031 (b)(c)(i)	6,566,460	6,303,801
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 9/28/2029 (b)(c)(i)	4,004,025	3,959,420
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 11/26/2031 (b)(c)(i)	7,164,724	7,096,946
		31,931,321
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(i)	20,275,875	20,002,151
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 8/2/2032 (b)(c)(i)	3,250,000	3,274,375
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 10/31/2032 (b)(c)(i)	1,380,000	1,376,977
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 4/23/2031 (b)(c)(i)	4,278,384	4,224,904
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/5/2028 (b)(c)(i)	4,890,792	4,908,448
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 5/19/2031 (b)(c)(i)	4,270,137	4,110,007
		37,896,862
TOTAL HEALTH CARE		168,597,342

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 10/31/2030 (b)(c)(i)	1,639,551	1,645,536
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 1/27/2032 (b)(c)(i)	2,328,300	2,333,748
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6601% 2/26/2032 (b)(c)(i)	6,540,074	6,558,452
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1.5199% 2/26/2032 (b)(c)(i)(k)	618,386	620,124
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6153% 12/11/2031 (b)(c)(i)	3,535,620	3,542,974
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(i)(k)	171,923	172,280
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 8/19/2032 (b)(c)(i)	440,000	440,862
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 3/22/2030 (b)(c)(i)	16,047,400	16,063,126
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 1/19/2032 (b)(c)(i)	854,742	856,075
		32,233,177
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	2,723,607	2,729,953
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/31/2031 (b)(c)(i)	1,035,973	1,038,387
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 11/23/2028 (b)(c)(i)	2,518,475	2,471,707
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.2657% 11/23/2029 (b)(c)(e)(i)	1,525,000	1,500,600
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(i)	1,756,646	1,757,384
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (b)(c)(e)(i)	798,717	741,210
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (b)(c)(e)(i)	1,700,686	200,680
		10,439,921
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/3/2029 (b)(c)(i)	3,629,370	3,634,197
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/14/2029 (b)(c)(i)	1,195,484	1,199,333
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 9/8/2032 (b)(c)(i)	2,801,811	2,807,078
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(i)	1,028,000	817,260
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(i)	8,033,943	6,373,167
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 5/15/2031 (b)(c)(i)	1,512,506	1,085,223
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (b)(c)(i)	663,338	663,311
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (b)(c)(i)	2,828,548	2,828,379
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.0015% 1/24/2029 (b)(c)(i)	3,030,335	3,039,820
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.0015% 2/20/2032 (b)(c)(i)	4,453,838	4,383,333
		26,831,101
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 12/21/2028 (b)(c)(i)	16,208,314	16,229,548
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (b)(c)(i)	15,245,000	15,300,340
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 11/1/2031 (b)(c)(i)	2,993,602	3,016,054
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (b)(c)(i)(k)	347,149	349,752
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(i)	5,542,990	4,649,183
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 5/31/2028 (b)(c)(i)	3,096,657	3,109,817
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(i)	14,352,258	12,819,006
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.7515% 5/2/2030 (b)(c)(i)	1,237,500	1,235,953
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (b)(c)(i)	3,951,870	3,205,283
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.9157% 2/9/2031 (b)(c)(i)	1,184,003	1,183,020
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (b)(c)(i)	6,495,447	6,524,807
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/21/2028 (b)(c)(i)	3,593,947	3,613,714
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.6711% 3/3/2032 (b)(c)(i)	4,910,000	4,916,088
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/20/2032 (b)(c)(i)(j)	1,480,000	1,476,300
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (b)(c)(i)	3,913,370	3,929,454
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(c)(i)	4,118,109	4,130,710
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(i)	1,663,562	1,621,024
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(i)	18,534,811	18,065,140
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3594% 7/25/2030 (b)(c)(i)	4,693,851	4,710,702
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (b)(c)(i)	890,000	890,000
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 3/19/2032 (b)(c)(i)	452,231	445,732
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0302% 12/10/2026 (b)(c)(i)	2,035,889	2,034,627
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 9/10/2032 (b)(c)(i)	2,140,000	2,151,599
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2802% 10/19/2030 (b)(c)(i)	1,847,365	1,648,773
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0302% 4/19/2030 (b)(c)(i)	1,921,215	1,892,397
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 11/2/2029 (b)(c)(i)	4,578,610	4,570,963
		123,719,986
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (b)(c)(i)	2,173,601	2,182,600
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 11/3/2031 (b)(c)(i)	2,783,963	2,790,922
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (b)(c)(i)	1,345,896	1,348,426
		6,321,948
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.734% 8/12/2032 (b)(c)(i)	4,813,829	4,828,608
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/16/2032 (b)(c)(i)	2,134,650	2,111,638
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.7515% 4/10/2031 (b)(c)(i)	3,781,800	3,775,107
		5,886,745
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (b)(c)(i)(j)	1,315,000	1,318,945
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (b)(c)(i)	1,930,000	1,939,650
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.3084% 9/13/2032 (b)(c)(i)	3,080,000	3,097,956
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (b)(c)(i)	3,353,205	3,363,701
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.484% 9/28/2028 (b)(c)(i)	2,329,433	2,316,342
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9479% 10/10/2031 (b)(c)(i)	1,931,942	1,942,819
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 1/2/2032 (b)(c)(i)	1,184,050	1,181,706
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 3/25/2031 (b)(c)(i)	6,027,906	6,016,634
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (b)(c)(e)(i)	1,173,355	870,511
		22,048,264
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (b)(c)(i)	4,690,026	4,685,899
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (b)(c)(i)	1,980,050	1,985,495
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (b)(c)(i)	2,173,050	2,169,312
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9543% 2/22/2031 (b)(c)(i)	3,508,951	3,515,408
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(i)	2,603,700	2,621,431
		14,977,545
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/12/2032 (b)(c)(i)	3,993,757	3,988,286
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 9/29/2031 (b)(c)(i)	6,678,655	6,687,004
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 10/30/2031 (b)(c)(i)	1,965,150	1,968,844
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 12/29/2028 (b)(c)(i)	5,948,467	3,984,818
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5906% 9/29/2028 (b)(c)(i)	3,085,869	3,098,459
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (b)(c)(i)	1,752,879	1,752,879
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/30/2031 (b)(c)(i)	1,106,000	1,106,465
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 7/31/2031 (b)(c)(i)	5,856,135	5,865,271
		28,452,026
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (b)(c)(i)	3,886,752	3,900,200
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2515% 8/6/2030 (b)(c)(i)	1,644,699	1,652,577
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.8134% 8/6/2030 (b)(c)(i)(k)	225,301	226,380
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2515% 1/2/2029 (b)(c)(i)	843,178	852,032
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.7631% 8/10/2029 (b)(c)(i)	2,150,905	1,597,047
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.0015% 1/2/2029 (b)(c)(i)	194,202	145,005
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.7631% 8/10/2029 (b)(c)(i)	381,640	112,965
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0015% 7/26/2028 (b)(c)(i)	2,645,126	2,649,597
		11,135,803
TOTAL INDUSTRIALS		286,875,124

Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.7098% 10/24/2030 (b)(c)(i)	1,092,226	1,094,957
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 12/17/2029 (b)(c)(i)	9,670,000	9,715,642
		10,810,599
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/2/2029 (b)(c)(i)	2,323,121	2,326,025
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6657% 7/12/2032 (b)(c)(i)	4,867,430	4,875,023
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4157% 7/31/2033 (b)(c)(i)	905,000	902,738
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/30/2031 (b)(c)(i)	4,651,667	4,646,970
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 11/9/2029 (b)(c)(i)	2,403,193	2,401,126
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 8/18/2031 (b)(c)(i)	4,179,384	4,195,641
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 3/17/2032 (b)(c)(i)	2,054,850	2,062,556
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (b)(c)(i)	2,730,000	2,741,957
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (b)(c)(i)(k)	525,000	527,300
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (b)(c)(i)	2,585,463	2,582,231
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.234% 5/30/2030 (b)(c)(i)	1,799,435	1,804,689
		29,066,256
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 2/3/2031 (b)(c)(i)	3,071,850	3,052,436
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(i)	290,000	255,855
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(i)	9,132,070	8,724,415
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(i)	909,361	745,675
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 10/31/2030 (b)(c)(i)	3,114,538	3,110,645
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 3/20/2033 (b)(c)(i)	3,700,000	3,630,625
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/20/2032 (b)(c)(i)	8,898,492	8,907,124
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 6/17/2031 (b)(c)(i)	5,529,611	5,541,002
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (b)(c)(i)	16,062,405	14,063,278
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 6/20/2031 (b)(c)(i)	3,600,000	3,618,000
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	18,755,000	18,575,327
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(i)	13,277,989	12,919,484
		83,143,866
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 8/17/2029 (b)(c)(i)	3,106,223	3,113,895
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (b)(c)(i)	4,645,000	4,656,613
		7,770,508
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5015% 2/24/2031 (b)(c)(i)	5,353,897	5,371,994
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 12/11/2028 (b)(c)(i)	8,986,087	8,984,021
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (b)(c)(i)	2,987,456	2,476,780
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 8/13/2032 (b)(c)(i)	6,653,325	6,636,226
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 3/21/2031 (b)(c)(i)	7,433,919	7,411,245
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (b)(c)(i)	7,248,129	7,259,437
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (b)(c)(i)	1,630,000	1,613,015
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(i)(j)	11,330,000	11,295,217
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.9157% 2/19/2029 (b)(c)(i)	2,493,409	2,237,835
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0724% 8/6/2032 (b)(c)(i)	1,255,000	1,259,706
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(e)(i)	5,319,800	5,177,017
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6657% 10/9/2029 (b)(c)(i)	5,284,338	5,297,126
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4369% 11/6/2028 (b)(c)(i)	486,600	383,718
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/30/2031 (b)(c)(i)	4,343,555	4,355,152
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (b)(c)(e)(i)	1,008,970	1,008,970
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 4/16/2032 (b)(c)(i)	733,163	733,163
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 9/12/2029 (b)(c)(i)	6,768,279	6,763,609
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 1/30/2032 (b)(c)(i)	2,449,754	2,411,489
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (b)(c)(i)	2,590,000	2,591,632
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1657% 12/31/2031 (b)(c)(i)	10,247,639	8,330,511
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2515% 5/3/2028 (b)(c)(i)	11,095,568	10,003,653
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (b)(c)(i)	2,065,000	1,598,537
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (b)(c)(i)	10,083,179	9,870,525
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (b)(c)(i)	3,475,750	2,436,501
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (b)(c)(i)	2,455,000	2,464,206
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(i)	23,757,442	22,356,228
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(i)	2,110,000	1,983,400
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (b)(c)(i)	2,785,000	2,697,968
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 10/26/2030 (b)(c)(i)	6,542,568	6,533,016
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6679% 7/16/2031 (b)(c)(i)	3,224,898	3,223,898
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 8/31/2028 (b)(c)(i)	7,669,399	7,698,849
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8235% 5/15/2028 (b)(c)(i)	5,993,966	2,435,888
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.3235% 5/15/2028 (b)(c)(i)	1,396,550	1,424,187
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 4/24/2028 (b)(c)(i)	1,502,450	1,506,627
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2631% 4/24/2028 (b)(c)(i)	2,702,576	2,698,279
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 9/8/2032 (b)(c)(i)	7,480,000	7,476,858
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9157% 4/5/2030 (b)(c)(i)	7,052,955	6,093,753
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7515% 11/22/2029 (b)(c)(i)	2,880,950	2,894,462
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/13/2029 (b)(c)(i)	1,332,951	1,335,191
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 5/9/2031 (b)(c)(i)	6,219,872	6,242,762
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (b)(c)(i)	16,785,546	16,771,279
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (b)(c)(i)	5,218,641	5,205,595
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	1,203,550	1,236,648
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(i)	6,162,150	5,949,802
		223,735,975
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (b)(c)(i)	3,741,518	3,762,583
TOTAL INFORMATION TECHNOLOGY		358,289,787

Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 11/24/2027 (b)(c)(i)	1,750,500	1,540,440
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.7657% 11/24/2028 (b)(c)(i)	935,000	841,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0157% 11/24/2027 (b)(c)(i)	2,511,900	2,356,162
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(i)(k)	93,898	92,901
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(i)	741,449	563,041
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(i)	358,071	354,269
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5157% 9/30/2028 (b)(c)(i)	6,413,475	6,401,482
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.0157% 9/30/2029 (b)(c)(i)	675,000	673,737
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.2515% 12/14/2029 (b)(c)(i)	4,089,346	3,636,124
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7515% 12/23/2031 (b)(c)(i)	3,860,825	3,648,480
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 10/15/2032 (b)(c)(i)	5,900,000	5,693,500
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (b)(c)(i)	2,065,000	2,083,069
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.959% 11/1/2030 (b)(c)(i)	2,876,346	2,881,437
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (b)(c)(i)	7,809,285	7,580,004
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(i)	10,897,972	9,674,021
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(i)	13,455,929	13,080,239
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(i)	2,296,176	2,237,348
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7657% 3/14/2030 (b)(c)(i)	1,270,750	948,297
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(i)	8,304,955	6,340,834
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(i)	10,145,236	9,995,188
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(c)(i)	3,148,083	3,149,657
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (b)(c)(i)	2,145,000	2,149,033
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (b)(c)(i)	3,174,108	2,756,173
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(i)	465,000	346,318
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4157% 9/30/2031 (b)(c)(i)	1,804,110	1,808,512
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(c)(i)(k)	187,280	187,737
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0015% 8/9/2032 (b)(c)(i)	2,765,000	2,752,917
		93,772,420
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/10/2032 (b)(c)(i)	7,694,205	7,701,131
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 4/2/2029 (b)(c)(i)	1,623,124	1,625,153
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 10/15/2032 (b)(c)(i)	3,256,118	3,273,408
		12,599,692
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/3/2031 (b)(c)(i)	5,975,227	5,893,605
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2361% 6/9/2031 (b)(c)(i)	7,698,840	7,704,845
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.709% 11/29/2030 (b)(c)(i)	3,988,729	4,004,126
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.0907% 4/13/2029 (b)(c)(i)	13,962,355	13,903,015
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 4/1/2032 (b)(c)(i)	8,048,079	7,990,777
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.25% 3/29/2032 (b)(c)(i)(k)	136,750	135,776
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 8/4/2027 (b)(c)(i)	3,687,720	3,694,469
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 5/1/2031 (b)(c)(i)	2,736,085	2,742,350
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4157% 4/21/2031 (b)(c)(i)	1,145,723	1,144,932
		47,213,895
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4512% 8/23/2032 (b)(c)(i)	2,902,725	2,912,710
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 5/23/2031 (b)(c)(i)	2,550,103	2,556,223
TOTAL MATERIALS		159,054,940

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (b)(c)(i)	2,378,537	2,387,456
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.593% 4/16/2031 (b)(c)(i)	4,769,189	4,775,151
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 12/20/2030 (b)(c)(i)	4,440,594	4,457,691
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.984% 1/27/2031 (b)(c)(i)	7,535,654	7,542,285
		16,775,127
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.9157% 9/30/2031 (b)(c)(i)	3,744,133	3,749,599
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6657% 7/31/2031 (b)(c)(i)	3,175,000	3,170,301
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/26/2032 (b)(c)(i)	2,315,226	2,327,636
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 6/4/2032 (b)(c)(i)	1,720,968	1,701,607
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.6623% 6/4/2032 (b)(c)(i)(k)	219,032	216,568
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(i)	6,995,623	7,024,794
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (b)(c)(i)(j)	3,320,000	3,320,000
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3531% 12/13/2031 (b)(c)(i)	1,369,650	1,371,609
		22,882,114
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2802% 6/23/2028 (b)(c)(i)	3,022,236	2,918,361
TOTAL UTILITIES		42,575,602

TOTAL UNITED STATES		1,908,032,146
TOTAL BANK LOAN OBLIGATIONS (Cost $2,138,474,989)		2,069,666,263

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	8,844,000	9,151,532
KeyBank NA/Cleveland OH 6.95% 2/1/2028	1,259,000	1,326,733
Regions Bank/Birmingham AL 6.45% 6/26/2037	15,683,000	17,135,289

TOTAL BANK NOTES (Cost $25,774,139)		27,613,554

Collateralized Mortgage Obligations - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (d)	9,045,936	8,101,286
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	5,700,556	5,755,233
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	10,528,568	10,617,555
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	6,743,931	6,659,298
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	3,559,767	3,544,642
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	4,231,672	4,149,493
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	13,204,789	12,956,361
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	19,222,427	19,132,476
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(e)	153,098	14
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.643% 5/27/2037 (b)(c)(d)	183,827	183,063
CSMC Trust Series 2021-RPL7 Class A1, 4.2109% 7/27/2061 (b)(d)	4,157,594	4,163,735
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	14,834	15,070
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	17,695	17,847
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	22,653	23,096
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	16,474	16,788
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	23,867	24,495
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	9,442	9,588
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,720	3,847
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	12,500	13,000
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (b)(c)	2,646	2,653
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (b)(c)	4,664	4,702
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (b)(c)	4,942	4,972
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (b)(c)	5,920	5,964
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (b)(c)	2,313	2,314
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (b)(m)	4,129	108
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (b)(m)	103,225	13,125
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (b)(m)	5,551	614
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (n)	13,340	11,716
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (b)(m)	123,511	8,817
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	391,976	407,847
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (b)(c)	2,385	2,532
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	339,229	344,307
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	50,209	51,555
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (b)(m)	75,581	6,642
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (b)(m)	42,798	4,393
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (n)	57,892	52,504
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (n)	97,833	85,393
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (n)	11,068	9,302
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (b)(m)	27,327	2,623
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (b)(c)	20,320	27,950
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	30,330	41,206
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	5,094	5,897
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	991,930	957,178
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,397,027	1,384,641
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	113,731	117,842
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	592,182	590,380
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (m)	179,961	3,106
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	442,254	438,133
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	759,500	710,635
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,022,998	961,977
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (m)	578	3
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (m)	988	1
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (b)(m)	188,236	21,824
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (m)	880,200	124,510
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	815,888	783,758
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	638,886	637,263
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,429,321	7,398,603
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	725,915	721,513
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	250,237	248,621
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (m)	547,664	76,260
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	12,668,761	10,991,457
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	6,817,730	6,251,547
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	2,992,069	2,701,727
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	4,175,872	3,738,174
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,596,747	2,207,280
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,759,598	2,345,707
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,356,391	2,034,360
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,275,080	2,044,528
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	10,211,177	9,153,398
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,760,200	6,095,101
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	24,204,178	21,759,915
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,613,617	3,244,440
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,160,156	2,027,417
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	2,915,960	2,739,201
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,683,940	2,467,316
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,311,404	2,201,808
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	4,111,228	3,861,061
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,374,529	3,213,945
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	3,671,108	3,517,015
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,314,674	1,218,846
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,645,813	3,607,943
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,814,120	8,890,631
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	25,133,100	22,763,650
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	7,824,756	7,674,121
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,618,989	2,351,544
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	2,917,452	2,648,265
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,649,812	1,631,055
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,361,186	2,946,795
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	8,530,062	7,747,959
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (b)(c)	9,492,046	9,417,423
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (b)(c)	20,142,761	19,984,406
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	6,668,015	6,621,910
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	23,583,756	23,398,127
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	6,288,541	6,240,877
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	3,055,324	2,868,339
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,721,932	8,936,920
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,531,090	6,241,546
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	6,817,246	6,884,506
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	17,901,553	18,081,449
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	2,728,473	2,755,499
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (b)(c)	3,302,677	3,332,642
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (b)(c)	21,096,773	21,163,533
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (b)(c)	6,649,476	6,663,349
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,532	1,557
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (n)	32,373	27,750
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (n)	51,324	44,145
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (m)	428,195	14,224
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	4,042,296	3,778,305
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	2,072,825	1,920,785
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	9,988,977	10,033,638
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 3/25/2055 (b)(c)	14,649,662	14,729,252
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	5,293,624	5,309,546
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	7,678,566	7,729,744
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	8,068,539	8,111,126
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	11,285,670	11,333,575
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	5,041,371	5,049,725
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	2,890,231	2,852,856
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	6,793,165	6,499,211
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	5,378,560	5,379,951
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,184,768	2,989,167
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (m)	25,270	3,382
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (m)	23,564	3,233
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(m)	15,892	2,734
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(m)	9,478	1,360
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (m)	15,026	2,445
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(m)	8,814	1,514
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (m)	102,787	15,938
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	4,642	4,719
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	17,217	17,526
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,271,163	1,256,290
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,206,242	1,983,788
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,070,220	1,852,954
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,249,784	2,023,749
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,941,404	2,531,960
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	8,416	8,601
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	64,651	66,146
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,399	3,481
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	9,057	9,244
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	18,153	18,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	10,529	10,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,895	5,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	6,586	6,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	69,739	71,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (b)(c)	2,003	2,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	2,697	2,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (b)(c)	2,619	2,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (b)(c)	3,922	3,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	1,422	1,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	18,119	18,753
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	26,770	27,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	49,568	51,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	479,400	490,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	23,873	24,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	678,262	692,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	211,738	219,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	429,500	436,195
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	110,726	114,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (b)(m)	34,734	3,280
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (n)	119,222	100,072
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (n)	17,033	15,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (n)	65,833	56,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (n)	75,022	64,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	115,085	120,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	528,469	543,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (b)(m)	151,458	14,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	32,762	33,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (b)(m)	107,632	10,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (b)(c)	126,462	124,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	53,157	54,087
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	534,964	544,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	79,535	79,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	101,380	100,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	775,715	733,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (m)	275,027	17,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (m)	31	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (m)	277,603	7,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	213,029	212,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	128,166	127,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	418,662	417,684
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,201,681	1,164,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	1,902,968	1,874,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	873,679	806,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	920,068	914,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,509,321	2,036,242
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	2,157,212	2,043,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	1,434,624	1,317,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,577,709	1,356,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,297,746	4,655,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	4,002,652	3,116,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,662,132	1,476,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	5,890,277	5,368,540
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	5,711,549	5,164,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,788,468	1,516,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	6,003,038	5,474,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,350,262	2,017,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,312,338	1,965,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	5,940,914	5,324,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,235,476	1,998,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	13,142,023	11,681,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,218,584	5,604,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,182,584	4,649,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,585,294	2,369,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	17,601,546	15,848,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,728,963	1,549,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,585,263	3,212,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,623,203	1,486,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	3,006,543	2,693,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	3,063,944	2,710,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	3,006,557	2,693,345
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,231,115	1,128,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,398,212	4,968,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,185,157	1,946,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	7,025,037	6,644,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,632,055	1,526,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	6,751,534	6,336,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,321,436	1,212,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,351,301	2,163,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	3,775,677	3,571,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,290,880	2,201,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	5,083,197	4,844,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	3,097,386	2,976,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	4,447,591	4,248,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,386,628	2,408,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	6,266,722	6,232,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (b)(c)	3,810,388	3,751,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (b)(c)	4,125,161	4,058,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	5,349,329	5,350,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (b)(c)	9,582,568	9,590,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 10/25/2053 (b)(c)	7,906,770	8,000,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	6,943,769	6,981,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (b)(c)	4,865,403	4,867,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	13,943,230	13,994,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	4,466,919	4,463,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	8,092,780	8,125,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	20,779,699	20,814,822
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.4218% 3/25/2055 (b)(c)	15,342,923	15,382,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (b)(c)	8,587,045	8,575,664
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	20,503	20,923
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,969	2,006
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	3,077	3,132
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (n)	36,635	30,859
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (b)(c)(o)	115,715	115,525
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (b)(c)(o)	37,865	37,747
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (b)(c)(o)	128,543	128,333
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (b)(c)(o)	91,252	91,261
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (b)(c)(o)	102,270	102,275
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (b)(c)(o)	118,803	118,786
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (b)(c)(o)	97,846	97,859
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(o)	104,318	104,316
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(o)	91,805	91,811
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (b)(c)(o)	94,648	94,696
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (b)(c)(o)	191,088	191,397
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (b)(c)(o)	120,454	120,742
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (b)(c)(o)	66,570	66,755
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (b)(c)(o)	134,794	135,069
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (b)(c)(o)	75,047	75,142
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (b)(c)(o)	649	648
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 10/20/2062 (b)(c)(o)	62,620	62,642
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.5804% 3/20/2063 (b)(c)(o)	98,695	98,453
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (b)(c)(o)	58,609	58,708
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (b)(c)(o)	136,307	136,512
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (b)(c)(o)	411,989	412,058
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 9/20/2064 (b)(c)(o)	1,451,520	1,451,610
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (o)	4,359	4,122
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (b)(c)(o)	21,772	21,671
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,219,880	1,126,533
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (b)(c)(o)	406,430	404,943
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	172,468	172,927
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (b)(m)	34,331	2,021
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (b)(m)	34,935	3,466
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 15.7594% 6/16/2037 (b)(c)	1,652	1,916
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (b)(m)	65,011	5,831
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	4,733,782	4,669,952
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,130,743	2,102,011
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	471,046	464,188
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (b)(c)(o)	212,808	212,971
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (m)	12,566	399
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (b)(m)	181,396	19,052
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	634,804	627,481
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,552,398	2,386,958
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	977,346	918,588
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,660,673	1,534,863
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,332,279	1,245,981
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	855,423	800,358
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,137,607	3,774,755
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,374,841	2,230,163
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 1/20/2049 (b)(c)	2,756,941	2,738,968
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 10/20/2049 (b)(c)	931,733	915,122
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.5243% 2/20/2049 (b)(c)	1,825,386	1,799,443
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	7,572,465	7,422,971
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(h)	1,394,632	1,374,919
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	5,808,918	5,864,361
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	5,781,772	5,506,691
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	3,840,408	3,681,170
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	9,461,702	9,538,988
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (d)	17,107,929	17,267,911
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	2,154,299	2,034,776
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	4,371,901	4,166,590
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	513,420	511,308
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	853,286	841,829
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	2,398,374	2,398,374
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(h)	7,663,569	7,487,554
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	7,311,805	7,057,492
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	19,800,254	19,297,508
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	7,665,530	7,578,482
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	2,337,960	2,312,059
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	1,328,076	1,309,482
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	9,108,287	8,910,180
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (d)	2,064,183	1,947,642
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (d)	17,227,349	17,385,383
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	1,947	1,821
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.7088% 9/25/2043 (b)(c)	793,427	770,649
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (d)	7,000,000	6,842,816
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	5,852,913	5,659,323
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	4,151,376	4,190,393
TOTAL UNITED STATES		943,357,203
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $926,332,090)		943,357,203

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	2,000,000	1,898,603
UNITED STATES - 4.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	19,850,000	19,924,354
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.509% 4/15/2042 (b)(c)(d)	1,556,000	1,555,999
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.998% 10/15/2034 (b)(c)(d)	2,069,000	2,071,413
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	10,655,892	10,138,668
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	2,422,000	2,262,054
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.8235% 9/15/2038 (b)(c)(d)	1,120,000	1,003,765
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8187% 7/15/2049 (b)	845,000	816,573
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.711% 7/15/2049 (b)(m)	11,103,922	1,550
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (d)(e)	1,426,000	800,202
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	511,932	509,703
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (d)	1,738,000	1,014,253
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (d)	1,092,000	559,185
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	1,799,732	1,788,214
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	2,308,000	2,112,703
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (d)	735,000	606,046
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (d)(e)	735,000	570,638
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	537,916	525,534
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,466,034
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,468,039	1,431,425
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (d)	430,000	333,705
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,316,264
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	566,464
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (d)	441,000	328,192
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (b)(e)	3,731,000	1,926,418
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	578,152
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,123,693
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	879,647
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (b)(m)	10,158,030	388,317
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,659,902
BANK Series 2021-BN38 Class C, 3.218% 12/15/2064 (b)	260,000	219,242
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,489,646
BANK Series 2022-BNK40 Class A4, 3.5027% 3/15/2064 (b)	522,000	491,134
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	1,746,000	1,735,104
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (d)	943,000	692,859
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (d)	738,000	509,730
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (d)	1,759,000	1,291,043
BANK Series 2022-BNK44 Class AS, 5.7436% 11/15/2055 (b)	1,097,000	1,145,978
BANK Series 2022-BNK44 Class C, 5.7436% 11/15/2055 (b)	2,063,000	2,039,324
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	1,465,000	1,526,500
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,331,495
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (b)	1,491,000	1,590,193
BANK5 Series 2024-5YR12 Class C, 6.3023% 12/15/2057 (b)	1,461,000	1,507,442
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (b)(m)	41,405,000	761,177
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (b)(d)	868,000	821,923
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (b)(d)	637,000	595,646
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	425,786
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (d)	333,000	252,714
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	750,803
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5867% 4/15/2053 (b)	817,000	699,659
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (d)	1,476,000	998,519
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	451,370
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	2,455,000	2,244,634
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	1,994,201
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,211,376
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	738,406
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,503,726
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (b)	1,050,000	1,018,376
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (d)	3,429,000	2,576,779
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	3,003,916
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1682% 12/15/2055 (b)	1,323,000	1,380,444
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,880,808
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,656,078
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2959% 9/15/2056 (b)	1,105,000	1,197,091
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2959% 9/15/2056 (b)	1,661,000	1,694,928
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1308% 11/15/2056 (b)	1,757,000	1,799,476
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	796,365
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	526,398
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,390,000	2,403,196
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	961,445
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (b)(d)	1,385,000	1,341,608
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	1,183,000	1,200,645
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	713,000	563,345
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1137% 7/15/2058 (b)	1,450,000	1,476,972
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,939,089
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.239% 10/10/2051 (b)(d)	1,089,000	822,444
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(d)	614,000	483,729
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	765,279
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (d)(e)	1,197,000	705,119
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)(e)	719,000	3,595
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)(e)	485,000	1,213
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (b)(m)	28,744,515	575,011
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (d)(e)	1,365,000	790,311
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (d)	1,029,000	629,915
Benchmark Mortgage Trust Series 2020-B21 Class A5, 1.9775% 12/17/2053	1,502,000	1,330,569
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	519,176
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (d)(e)	798,000	553,723
Benchmark Mortgage Trust Series 2020-B22 Class A5, 1.973% 1/15/2054	1,043,000	916,900
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (b)(d)(e)	546,000	304,625
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (b)(d)(e)	2,679,000	1,255,329
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	1,570,000	1,482,171
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	1,720,000	1,607,995
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(d)	1,400,000	1,294,902
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(d)(e)	504,000	220,068
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,706,228
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	885,162
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (d)(e)	1,701,000	1,018,913
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,078,528
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,085,748
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (d)	1,259,000	904,385
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7495% 11/15/2055 (b)	1,270,000	1,362,753
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.941% 11/15/2055 (b)	767,000	770,574
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7495% 11/15/2055 (b)	1,456,000	1,419,026
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,143,343
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.4526% 4/15/2056 (b)	1,058,000	1,103,442
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.4526% 4/15/2056 (b)	1,415,000	1,424,115
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,566,588
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.573% 7/15/2056 (b)	1,638,000	1,685,465
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	765,000	784,702
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)	2,385,000	2,385,831
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.6479% 7/15/2039 (b)(c)(d)	1,878,096	1,874,674
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	12,003,615	12,003,615
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (b)(d)(e)	798,000	640,430
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (b)(d)	966,000	735,324
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,731,119
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (d)	639,000	419,152
BMO Mortgage Trust Series 2023-C4 Class B, 5.3954% 2/15/2056 (b)	835,000	851,540
BMO Mortgage Trust Series 2023-C4 Class C, 5.8625% 2/15/2056 (b)	2,333,000	2,370,143
BMO Mortgage Trust Series 2023-C4 Class D, 6.0579% 2/15/2056 (b)(d)	520,000	479,346
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,431,448
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,183,964
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	2,200,000	2,361,092
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	1,000,000	1,010,928
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	262,000	269,555
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7072% 4/15/2058 (b)(m)	39,523,043	1,099,978
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	1,975,000	1,967,621
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	17,666,000	17,665,991
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	8,722,000	8,721,996
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	6,167,000	6,168,920
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	1,704,000	1,767,494
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	2,332,000	2,435,146
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	1,624,000	1,690,908
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	1,264,000	1,301,920
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	738,000	713,469
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.5997% 11/15/2042 (b)(c)(d)	1,540,000	1,534,811
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1475% 11/15/2042 (b)(c)(d)	2,837,000	2,827,513
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (b)(d)	1,882,000	1,976,907
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	5,861,000	5,474,263
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	5,065,000	4,589,083
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	13,757,857	13,762,137
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.0648% 2/15/2039 (b)(c)(d)	3,502,800	3,500,496
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.6469% 5/15/2034 (b)(c)(d)	6,108,582	6,127,639
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	2,095,000	2,126,567
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	513,000	523,266
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	1,935,000	1,980,185
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	6,680,000	7,083,494
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	49,619,123	49,619,108
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.6473% 3/15/2041 (b)(c)(d)	4,313,944	4,304,737
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	46,578,738	46,578,725
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.6491% 4/15/2040 (b)(c)(d)	5,301,136	5,327,629
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)	29,760,367	29,778,929
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.6473% 5/15/2041 (b)(c)(d)	2,516,849	2,515,184
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	10,114,868	10,058,794
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	11,328,000	11,216,884
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	7,490,000	7,402,338
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	7,862,000	7,731,235
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.6053% 4/15/2034 (b)(c)(d)	1,533,000	1,476,588
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 7.1603% 4/15/2034 (b)(c)(d)	709,000	665,592
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	37,565,000	37,495,204
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	4,838,000	4,822,922
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	6,475,000	6,446,748
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	6,286,000	6,254,654
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	21,856,000	21,774,256
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.0196% 10/15/2036 (b)(c)(d)	1,428,000	1,424,439
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	8,648,351	8,632,171
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	10,531,500	10,518,364
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	8,991,500	8,980,284
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	8,991,500	8,980,284
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	13,154,514	13,154,510
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	2,908,428	2,908,427
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	1,575,219	1,576,200
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.5478% 12/9/2040 (b)(c)(d)	1,967,592	1,969,431
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.4985% 11/15/2041 (b)(c)(d)	1,801,000	1,800,518
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	7,193,429	7,145,885
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.6973% 2/15/2039 (b)(c)(d)	1,869,195	1,870,656
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.5474% 3/15/2034 (b)(c)(d)	1,524,700	1,512,430
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.7019% 4/15/2040 (b)(c)(d)	16,718,480	16,728,929
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	9,063,000	9,062,997
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)	1,734,000	1,732,811
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (d)	3,131,000	2,978,593
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (b)(d)	168,000	160,067
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	10,841,000	10,012,837
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 9/15/2036 (b)(c)(d)	4,546,710	4,543,893
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9235% 9/15/2036 (b)(c)(d)	6,296,414	6,294,607
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)	1,227,000	1,220,109
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)	6,050,000	6,057,187
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	32,714,850	32,714,851
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	5,214,355	5,215,979
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	4,328,708	4,331,406
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.6476% 4/15/2041 (b)(c)(d)	3,719,285	3,700,966
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.8991% 11/15/2041 (b)(c)(d)	961,684	962,283
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.8977% 11/15/2041 (b)(c)(d)	4,615,161	4,593,063
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	82,120,717	81,966,741
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	9,787,826	9,763,381
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	13,789,220	13,754,781
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)	5,513,497	5,479,072
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.1497% 3/15/2042 (b)(c)(d)	2,906,000	2,884,230
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.8986% 3/15/2042 (b)(c)(d)	3,043,000	2,962,780
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.3685% 11/15/2038 (b)(c)(d)	1,263,812	1,254,384
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	5,800,000	5,792,872
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	947,000	945,836
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 2/15/2036 (b)(c)(d)	270,457	270,123
BX Trust Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 2/15/2036 (b)(c)(d)	2,779,000	2,772,118
BX Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 2/15/2036 (b)(c)(d)	1,144,302	1,141,468
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)	3,953,600	3,950,326
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 1/15/2034 (b)(c)(d)	142,800	142,577
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.0235% 11/15/2036 (b)(c)(d)	1,612,043	1,611,037
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.0105% 9/15/2034 (b)(c)(d)	1,256,480	1,247,118
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)	583,217	582,490
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	11,697,700	11,704,983
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	2,324,000	2,326,171
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	1,945,300	1,947,723
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.745% 4/15/2037 (b)(c)(d)	2,916,200	2,933,050
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	2,075,000	2,071,121
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	2,072,000	2,068,123
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.159% 1/15/2039 (b)(c)(d)	651,000	650,890
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.258% 1/15/2039 (b)(c)(d)	783,000	778,025
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	35,722,858	35,734,022
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	3,380,832	3,385,048
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)	515,060	516,022
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)	3,239,771	3,243,975
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	8,477,001	8,479,641
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	11,254,010	11,261,023
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	26,766,000	26,713,807
BX Trust Series 2025-DIME Class E, 6.959% 2/15/2035 (b)(d)	2,846,000	2,844,222
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.909% 6/15/2040 (b)(c)(d)	569,003	571,419
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2042 (b)(c)(d)	1,935,000	1,935,774
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.209% 7/15/2044 (b)(c)(d)	1,900,000	1,904,156
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 7% 12/15/2044 (b)(c)(d)	2,200,000	2,202,755
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	336,000	269,974
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 9.288% 3/15/2035 (b)(d)	2,721,000	2,712,020
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (b)(d)	1,743,000	1,257,253
CD Mortgage Trust Series 2017-CD3 Class C, 4.5811% 2/10/2050 (b)	1,482,000	520,884
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(e)	1,229,311	63,645
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.5725% 2/15/2039 (b)(c)(d)	3,948,000	3,641,578
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	19,541,000	19,885,479
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	36,099,334	29,466,396
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,649,675
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,140,254	3,088,678
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,380,483
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)	1,540,000	1,541,848
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,519,658
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9351% 7/10/2049 (b)(d)	1,707,000	1,038,457
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.545% 12/10/2049 (b)(m)	35,410,060	114,807
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (d)	378,000	294,415
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	496,000	445,023
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	2,374,000	2,065,337
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (d)	1,806,000	1,277,154
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	1,225,000	1,259,297
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.5717% 7/10/2028 (b)(d)	1,195,000	1,211,214
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	2,143,000	2,148,067
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 10/12/2040 (b)(d)	2,787,000	2,752,297
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,198,734	1,101,521
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (b)(d)(e)	107,184	103,702
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9634% 2/10/2047 (b)(d)	298,000	279,626
COMM Mortgage Trust Series 2014-CR17 Class E, 4.8446% 5/10/2047 (b)(d)	255,000	192,006
COMM Mortgage Trust Series 2014-CR20 Class C, 4.4144% 11/10/2047 (b)	417,008	402,425
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.6809% 3/10/2047 (b)(d)(e)	398,393	175,301
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	2,526,000	2,418,392
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (b)	3,558,000	3,157,370
COMM Mortgage Trust Series 2015-LC19 Class C, 4.064% 2/10/2048 (b)	1,255,537	1,193,631
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,316,000	1,222,295
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)	312,000	269,046
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7398% 9/10/2050 (b)	1,148,000	1,101,573
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (d)	368,000	331,099
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.305% 9/15/2033 (b)(c)(d)	468,000	25,107
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.3113% 9/15/2033 (b)(c)(d)	544,000	10,143
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(d)	965,000	940,960
Commercial Mortgage Trust Series 2016-CD2 Class C, 3.9725% 11/10/2049 (b)	619,000	366,968
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7225% 11/10/2049 (b)	544,081	134,846
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,764,090
Computershare Corporate Trust Series 2020-C58 Class A4, 2.092% 7/15/2053	2,055,000	1,848,740
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)	4,145,000	4,137,244
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	1,687,000	1,406,772
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (b)(d)	1,196,000	930,704
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.3903% 6/15/2034 (c)(d)	1,135,200	596,252
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.5327% 5/9/2026 (b)(c)(d)	1,351,203	1,345,242
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2552% 6/15/2050 (b)	2,305,000	2,057,215
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7792% 4/15/2051 (b)	495,000	466,992
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,563,828
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	1,113,000	1,062,444
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	4,421,000	3,870,855
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6362% 10/15/2051 (b)	355,000	318,382
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (b)(d)	1,188,000	808,628
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	564,791
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (d)	377,000	222,570
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3509% 8/10/2044 (b)(d)	661,558	638,212
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (b)(d)	449,000	356,963
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4748% 8/10/2049 (b)	382,000	325,529
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.959% 3/15/2034 (b)(c)(d)	2,848,000	2,852,564
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	5,523,000	5,683,629
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	621,000	633,661
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	5,078,000	5,119,304
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (b)(d)	810,000	783,735
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)	15,760,000	15,829,694
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(d)	975,000	980,462
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (b)(d)	1,150,000	1,156,263
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	1,911,000	1,954,588
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	1,614,000	1,653,161
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	341,000	349,157
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	47,305,000	47,378,815
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	8,410,000	8,425,749
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	4,110,000	4,122,930
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.309% 10/15/2042 (b)(c)(d)	1,871,000	1,898,821
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.059% 10/15/2042 (b)(c)(d)	1,870,000	1,886,324
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)	2,997,000	3,022,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,700,000	8,657,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,300,104	2,285,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,540,000	3,194,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (b)(c)	14,465,000	14,438,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	4,500,000	4,566,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	4,400,000	4,473,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	8,600,000	8,750,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	4,400,000	4,464,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	44,700,000	44,700,000
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.1672% 8/10/2044 (b)(d)	908,923	827,557
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.1672% 8/10/2044 (b)(d)	623,936	480,731
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.1672% 8/10/2044 (b)(d)(e)	773,957	270,806
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(e)	1,339,218	4,018
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(d)	896,000	826,381
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (b)(m)	1,375,673	77
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9087% 11/10/2049 (b)	464,000	429,627
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	1,155,000	662,382
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,727,936
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (d)	835,000	694,981
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (d)	1,000,000	839,484
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (d)	1,176,000	911,334
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6967% 9/10/2052 (b)	3,532,000	3,043,889
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (d)	408,000	300,541
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (d)	952,000	763,131
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	735,000	593,991
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4514% 5/12/2053 (b)(d)	336,000	259,900
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	4,514,000	4,528,884
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	989,000	1,007,288
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.4126% 11/25/2041 (b)(c)(d)	1,168,000	1,168,499
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.109% 7/15/2040 (b)(c)(d)	2,821,000	2,819,868
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	5,105,000	5,106,595
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	5,051,000	4,982,328
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	3,760,000	3,675,951
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (d)	543,435	528,018
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (d)	88,413	84,754
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (b)(d)	861,000	790,177
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	13,778,000	13,891,029
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.809% 3/15/2042 (b)(c)(d)	1,417,000	1,418,768
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (b)(d)	1,260,000	1,282,149
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (d)	194,000	191,606
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.5653% 1/15/2048 (b)(d)	3,811,000	3,334,549
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (b)(m)	4,924,661	48
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.7056% 11/15/2048 (b)	1,942,000	612,216
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3742% 12/15/2049 (b)(d)	1,251,000	908,011
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	2,577,445	2,553,201
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	200,308	199,128
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0189% 12/15/2049 (b)	603,000	509,558
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0189% 12/15/2049 (b)(d)(e)	1,242,000	855,164
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2557% 6/15/2051 (b)(d)	406,000	321,649
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (d)(e)	567,000	285,056
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	855,278
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (d)	714,000	396,442
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (b)(d)(e)	106,000	321
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (b)(d)	1,139,473	1,116,617
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (d)	1,124,000	960,036
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (d)	1,233,000	822,707
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (b)(e)	1,025,000	512,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1987% 4/15/2046 (b)	1,638,000	98,280
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	1,851,000	926
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.9314% 6/10/2027 (b)(d)(e)	945,000	2,376
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	1,519,000	3,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	743,000	77,226
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	8,593,000	8,163,522
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	2,322,000	1,579,239
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(e)	4,241,000	2,321,088
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(m)	35,039,000	763,839
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (d)	1,569,000	1,486,569
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (b)(d)	876,000	798,325
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (b)(d)	1,690,000	1,508,718
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (d)	723,000	216,922
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(e)	1,145,000	218,157
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (b)(d)	441,000	43,010
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	3,083,000	3,039,686
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.83% 8/15/2038 (b)(c)(d)	512,789	507,083
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.38% 8/15/2038 (b)(c)(d)	2,729,584	2,692,463
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.03% 8/15/2038 (b)(c)(d)	1,968,832	1,946,331
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.959% 3/15/2042 (b)(c)(d)	2,226,000	2,215,016
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 7.6471% 6/15/2039 (b)(c)(d)	860,000	862,146
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)	1,570,000	1,569,647
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	2,795,563	2,751,788
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	41,422,000	39,928,099
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	24,765,000	22,243,113
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	13,877,000	12,429,361
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(e)	12,332,000	9,514,630
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	451,123	448,927
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	4,112,500	4,079,530
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	3,593,100	3,557,515
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	1,563,000	1,584,450
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (b)(d)	819,000	601,588
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (b)(d)(e)	707,000	441,790
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.6744% 4/15/2038 (b)(c)(d)	1,937,600	1,940,012
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.2744% 4/15/2038 (b)(c)(d)	5,853,600	5,860,887
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 5/15/2038 (b)(c)(d)	1,977,600	1,977,598
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	3,100,000	3,093,249
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8235% 7/15/2038 (b)(c)(d)	1,752,000	1,744,914
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.0235% 7/15/2038 (b)(c)(d)	1,281,000	1,271,833
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2182% 1/15/2039 (b)(c)(d)	1,688,000	1,685,903
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9165% 1/15/2027 (b)(c)(d)	907,200	907,143
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	11,300,000	11,280,341
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.609% 9/15/2040 (b)(c)(d)	1,896,000	1,891,187
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 9/15/2040 (b)(c)(d)	2,970,000	2,961,377
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (d)	867,000	885,535
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	940,000	979,846
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	693,000	97,069
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.0367% 2/15/2046 (b)	39,382	37,315
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7027% 10/15/2046 (b)(d)	1,299,000	1,209,148
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7968% 5/15/2046 (b)(d)	1,155,000	1,064,299
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.0067% 9/15/2049 (b)	266,000	239,851
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2449% 11/15/2049 (b)	603,000	542,711
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2615% 12/15/2049 (b)	415,000	395,560
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (d)	947,000	833,733
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	183,622
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	538,530	533,306
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4877% 6/15/2044 (b)(d)(m)	2,360,505	8,744
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9406% 7/15/2049 (b)(d)	297,043	292,408
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9406% 7/15/2049 (b)(d)	332,000	318,751
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9406% 7/15/2049 (b)(d)	1,123,200	1,064,481
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (b)(d)	418,000	330,286
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (b)(d)	734,000	436,847
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1503% 5/15/2048 (b)	457,072	439,932
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1503% 5/15/2048 (b)	1,173,000	1,065,671
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1503% 5/15/2048 (b)(d)	473,000	397,962
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8736% 11/15/2049 (b)	603,000	541,118
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)	1,456,000	1,073,620
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,106,717
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,871,768
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (d)	3,406,000	2,879,060
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,854,458
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,664,640
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (b)(d)	462,000	366,185
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (d)	756,000	592,645
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	3,056,598
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.141% 6/15/2054 (b)(m)	24,867,198	943,056
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	1,425,433	1,505,885
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8635% 5/5/2029 (b)(d)(m)	64,648,043	1,742,530
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	1,713,000	1,649,560
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1459% 9/24/2057 (b)(d)	1,849,000	1,773,357
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	311,000	270,992
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,736,817
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.9056% 5/15/2056 (b)	1,083,000	1,143,399
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (b)	1,126,000	1,214,670
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (b)	878,000	935,833
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (d)	369,000	296,269
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (b)(d)	1,321,000	1,224,968
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (b)(d)	1,374,000	1,227,441
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	1,875,000	1,912,632
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	7,107,000	7,199,128
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 7.256% 12/15/2035 (b)(c)(d)	1,385,000	1,222,284
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	6,844,338	6,848,593
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.1949% 11/15/2040 (b)(c)(d)	1,050,400	1,051,052
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.6427% 11/15/2040 (b)(c)(d)	3,298,400	3,300,447
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.3885% 11/15/2040 (b)(c)(d)	1,400,800	1,399,393
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.4235% 7/15/2038 (b)(c)(d)(e)	986,000	264,337
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 10.0735% 7/15/2038 (b)(c)(d)	280,000	32,727
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	1,550,000	1,475,226
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	6,499,000	5,552,096
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	1,254,000	1,255,274
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (b)(d)	2,822,000	2,816,621
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	3,907,000	3,922,099
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	514,019	524,194
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	3,425,500	3,615,941
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	6,200,000	6,203,869
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)	2,529,000	2,532,156
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)	2,107,000	2,102,235
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	2,364,000	1,835,908
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2041 (b)(c)(d)	3,314,000	3,316,072
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.409% 10/15/2041 (b)(c)(d)	1,166,000	1,174,562
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	4,389,000	4,358,963
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	800,000	792,026
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	7,618,000	7,616,595
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	3,962,000	3,969,960
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	28,188,430	28,162,091
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	14,313,152	14,299,778
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	8,889,204	8,880,897
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	5,841,693	5,836,233
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.0472% 11/15/2038 (b)(c)(d)	4,791,463	4,785,621
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 7.041% 11/15/2036 (b)(c)(d)	1,090,000	1,090,660
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.989% 11/15/2036 (b)(c)(d)	3,205,000	3,201,655
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.6896% 10/15/2034 (b)(c)(d)	2,033,000	2,031,215
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.976% 11/15/2036 (b)(c)(d)	2,268,000	2,265,178
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.624% 11/15/2036 (b)(c)(d)	2,492,000	2,487,350
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.273% 11/15/2036 (b)(c)(d)	525,000	521,895
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (b)(d)	185,000	134,910
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.1979% 2/15/2042 (b)(c)(d)	6,936,000	6,823,596
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	27,997,000	27,996,983
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	6,820,000	6,819,994
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	5,027,000	5,033,274
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (d)	2,499,000	2,527,588
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	446,067	403,700
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	762,700	270,094
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (b)(m)	39,511,245	647,384
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.682% 2/15/2051 (b)	336,000	312,114
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,975,731
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.3235% 7/15/2039 (b)(c)(d)	1,019,000	986,744
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.9735% 7/15/2039 (b)(c)(d)	1,383,000	1,182,680
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.0735% 7/15/2039 (b)(c)(d)(e)	315,000	225,274
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (b)(d)	1,945,000	1,984,819
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (b)(d)	1,355,000	1,385,147
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (b)(d)	960,000	971,853
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	25,554,000	21,987,829
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,600,000	1,314,583
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(d)	35,000,000	619,507
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(d)	665,000	670,001
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(d)	1,915,000	1,929,186
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4 Class D, 3.7578% 12/15/2048 (b)	321,574	314,338
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	309,381
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 2.0324% 6/15/2049 (b)(m)	14,002,634	20,776
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.3264% 12/15/2059 (b)	575,000	562,282
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.342% 11/15/2049 (b)	1,323,000	1,275,925
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	371,777
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (d)	1,266,000	901,775
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (b)(m)	39,856,293	645,281
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	2,887,000	2,810,579
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,770,144	1,741,181
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,505,729	3,414,495
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (d)	1,034,000	825,159
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,888,391
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (d)	880,000	676,133
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	987,463
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	17,572,000	17,537,559
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 6.6735% 2/15/2040 (b)(c)(d)	310,400	309,972
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 3.8645%, 7.8235% 2/15/2040 (b)(c)(d)	220,800	220,502
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	2,784,000	2,819,824
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3331% 11/15/2057 (b)	2,408,000	2,479,792
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	24,500,000	24,501,014
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	4,521,597	4,503,205
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	6,790,574	6,790,805
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	1,940,000	1,950,309
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	18,363,000	18,459,777
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)(e)	439,833	158,349
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.984% 6/15/2044 (b)(d)	293,022	283,508
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.984% 6/15/2044 (b)(d)	335,432	316,088
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (b)(e)	372,000	119,684
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0662% 3/15/2045 (b)(d)	801,251	702,750
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0662% 3/15/2045 (b)(d)	1,774,872	1,248,742
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0874% 5/15/2045 (b)(d)	444,003	407,381
WF-RBS Commercial Mortgage Trust Series 2013-C16 Class D, 4.5103% 9/15/2046 (b)(d)	55,532	53,590
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,406,632
WFCM Series 2022-C62 Class C, 4.3447% 4/15/2055 (b)	1,923,000	1,646,781
WFCM Series 2022-C62 Class D, 2.5% 4/15/2055 (d)(e)	1,365,000	836,794
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	1,548,000	1,591,167
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (b)(d)	348,000	3,543
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (b)(d)	1,960,000	10,133
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	528,000	318,130
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)(e)	1,378,000	454,768
TOTAL UNITED STATES		1,923,938,045
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,962,535,024)		1,925,836,648

Common Stocks - 0.1%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (e)	283,284	4,289,647
Altice France Holding SA rights (d)(e)(p)	4,537	52,277

TOTAL FRANCE		4,341,924
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (e)(p)	137,267	3,037,719
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (e)	10,054	38,537
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (e)(p)	65,301	697,415
Specialty Retail - 0.0%
White Iris LLC (e)	18,732	462,305
TOTAL CONSUMER DISCRETIONARY		1,159,720

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (e)(q)	14,821	592,826
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	73,002	3,488,036
EP Energy Corp (e)(p)	6,556	10,751
Expand Energy Corp	84,408	10,291,867
Expand Energy Corp (r)	619	75,475
Exxon Mobil Corp	22,714	2,633,007
Mesquite Energy Inc (e)(p)	113,725	23,303,415
New Fortress Energy Inc	51,317	62,607
		39,865,158
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (e)(p)	30,405	3,647,992
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	1,766	5,157
Limetree Bay Cayman Ltd (e)(p)	809	0
		3,653,149
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (e)(p)	196,812	2,338,127
Cano Health LLC warrants 6/28/2029 (e)(p)	10,520	32,506
		2,370,633
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (e)(p)	80,353	2,411,394
TOTAL UNITED STATES		50,091,417
TOTAL COMMON STOCKS (Cost $25,401,194)		57,471,060

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	2,117,000	2,036,387
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	7,814,601	18,435,239
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	7,897,000	7,367,901
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,711,000	2,153,620
ON Semiconductor Corp 0% 5/1/2027 (s)	2,188,000	2,515,824
Wolfspeed Inc 2.5% 6/15/2031	911,000	1,543,576
Wolfspeed Inc 2.5% 6/15/2031 (d)	201,000	340,569
		6,553,589
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	3,016,000	4,003,750
Terawulf Inc 0% 5/1/2032 (d)(s)	1,637,000	1,662,921
		5,666,671
TOTAL INFORMATION TECHNOLOGY		12,220,260

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,214,000	3,295,956
TOTAL UNITED STATES		41,319,356
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $30,729,141)		43,355,743

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (e)	157,072	4,203,247
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (b)(c)	66,700	1,679,840
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	20,200	524,666
		2,204,506
TOTAL FINANCIALS		6,407,753

Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	520,612
TOTAL UNITED STATES		6,928,365
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,292,856)		6,928,365

Foreign Government and Government Agency Obligations - 1.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		2,170,000	2,159,828
Angola Republic 8.75% 4/14/2032 (d)		795,000	759,225
Angola Republic 9.244% 1/15/2031 (d)		640,000	632,000
Angola Republic 9.375% 5/8/2048 (d)		1,840,000	1,600,800
Angola Republic 9.875% 10/15/2035 (d)		685,000	667,875
TOTAL ANGOLA			5,819,728
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (h)		17,356,549	14,353,866
Argentine Republic 1% 7/9/2029		2,159,199	1,882,821
Argentine Republic 3.5% 7/9/2041 (h)		3,950,000	2,632,675
Argentine Republic 4.125% 7/9/2035 (h)		15,818,323	11,248,805
Argentine Republic 5% 1/9/2038 (h)		6,812,281	5,081,962
TOTAL ARGENTINA			35,200,129
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		1,030,000	934,725
Republic of Armenia 6.75% 3/12/2035 (d)		2,280,000	2,361,510
TOTAL ARMENIA			3,296,235
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (d)		1,720,000	1,863,620
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		790,000	757,657
Bahrain Kingdom 5.875% 2/6/2034 (d)		915,000	913,527
Bahrain Kingdom 6.625% 10/6/2037 (d)		685,000	687,158
Bahrain Kingdom 7.5% 2/12/2036 (d)		580,000	628,575
TOTAL BAHRAIN			2,986,917
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		2,355,000	2,392,939
Republic of Benin 8.375% 1/23/2041 (d)		430,000	445,050
TOTAL BENIN			2,837,989
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (d)		385,000	350,350
Bermuda 3.375% 8/20/2050 (d)		630,000	443,520
Bermuda 3.717% 1/25/2027 (d)		2,220,000	2,204,738
Bermuda 4.75% 2/15/2029 (d)		965,000	971,330
Bermuda 5% 7/15/2032 (d)		1,040,000	1,057,550
TOTAL BERMUDA			5,027,488
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		2,310,000	2,210,670
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,700,000	1,454,350
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		1,900,000	1,934,200
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		1,010,000	1,044,340
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		2,250,000	2,481,750
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		2,809,000	3,283,721
TOTAL BRAZIL			12,409,031
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,059,671
Canadian Government 2% 6/1/2032	CAD	1,150,000	778,602
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,512,864
Canadian Government 3% 6/1/2034	CAD	700,000	498,367
TOTAL CANADA			3,849,504
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,435,043
Chilean Republic 2.75% 1/31/2027		790,000	777,360
Chilean Republic 3.1% 1/22/2061		3,325,000	2,131,325
Chilean Republic 3.5% 1/31/2034		520,000	479,700
Chilean Republic 4% 1/31/2052		455,000	367,412
Chilean Republic 4.34% 3/7/2042		915,000	825,788
Chilean Republic 5.33% 1/5/2054		1,440,000	1,424,160
TOTAL CHILE			10,440,788
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		2,720,000	2,452,080
Colombian Republic 3.125% 4/15/2031		1,455,000	1,262,576
Colombian Republic 3.25% 4/22/2032		1,245,000	1,055,760
Colombian Republic 4.125% 5/15/2051		600,000	377,400
Colombian Republic 5% 6/15/2045		5,260,000	3,908,180
Colombian Republic 5.2% 5/15/2049		1,660,000	1,232,550
Colombian Republic 6.125% 1/18/2041		105,000	93,554
Colombian Republic 7.375% 4/25/2030		935,000	989,698
Colombian Republic 7.375% 9/18/2037		630,000	647,010
Colombian Republic 7.5% 2/2/2034		630,000	662,760
Colombian Republic 8% 11/14/2035		6,825,000	7,357,350
Colombian Republic 8% 4/20/2033		1,040,000	1,131,520
Colombian Republic 8.5% 4/25/2035		1,050,000	1,179,413
Colombian Republic 8.75% 11/14/2053		1,455,000	1,626,690
TOTAL COLOMBIA			23,976,541
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		785,000	742,610
Costa Rica Government International Bond 6.125% 2/19/2031 (d)		530,000	553,320
Costa Rica Government International Bond 6.55% 4/3/2034 (d)		435,000	467,951
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		1,245,000	1,381,017
TOTAL COSTA RICA			3,144,898
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		2,990,000	2,887,593
Ivory Coast Government Bond 6.375% 3/3/2028 (d)		1,772,000	1,791,838
Ivory Coast Government Bond 8.075% 4/1/2036 (d)		1,060,000	1,100,502
TOTAL COTE D'IVOIRE			5,779,933
DOMINICAN REPUBLIC - 0.0%
Dominican Republic Bond 4.5% 1/30/2030 (d)		1,125,000	1,093,641
Dominican Republic Bond 4.875% 9/23/2032 (d)		5,535,000	5,276,751
Dominican Republic Bond 5.95% 1/25/2027 (d)		1,881,000	1,899,244
Dominican Republic Bond 6% 7/19/2028 (d)		1,011,000	1,035,264
Dominican Republic Bond 6.5% 2/15/2048 (d)		635,000	631,348
Dominican Republic Bond 6.6% 6/1/2036 (d)		816,000	854,351
Dominican Republic Bond 6.85% 1/27/2045 (d)		1,143,000	1,178,433
Dominican Republic Bond 7.05% 2/3/2031 (d)		1,725,000	1,846,613
Dominican Republic Bond 7.15% 2/24/2055 (d)		1,395,000	1,488,291
Dominican Republic Bond 7.45% 4/30/2044 (d)		794,000	871,217
TOTAL DOMINICAN REPUBLIC			16,175,153
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (d)(h)		4,136,055	4,022,313
Ecuador Government International Bond 6.9% 7/31/2035 (d)(h)		3,915,000	3,343,410
TOTAL ECUADOR			7,365,723
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (d)		45,000	45,210
Arab Republic of Egypt 7.5% 1/31/2027 (d)		2,427,000	2,486,923
Arab Republic of Egypt 7.5% 2/16/2061 (d)		3,225,000	2,670,107
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		1,765,000	1,852,191
Arab Republic of Egypt 7.625% 5/29/2032 (d)		1,110,000	1,135,529
Arab Republic of Egypt 7.903% 2/21/2048 (d)		1,891,000	1,662,908
Arab Republic of Egypt 8.5% 1/31/2047 (d)		1,586,000	1,480,928
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		1,420,000	1,344,570
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		670,000	692,854
TOTAL EGYPT			13,371,220
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		1,055,000	24,265
El Salvador Republic 7.1246% 1/20/2050 (d)		1,000,000	898,500
El Salvador Republic 7.625% 2/1/2041 (d)		230,000	226,550
El Salvador Republic 7.65% 6/15/2035 (d)		855,000	879,145
El Salvador Republic 9.25% 4/17/2030 (d)		1,055,000	1,133,598
El Salvador Republic 9.65% 11/21/2054 (d)		640,000	722,032
TOTAL EL SALVADOR			3,884,090
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		1,460,000	1,098,650
Gabonese Republic 7% 11/24/2031 (d)		620,000	463,605
TOTAL GABON			1,562,255
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		1,580,000	1,555,313
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (t)	EUR	3,140,000	3,708,353
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(s)		89,102	77,519
Ghana Republic 0% 7/3/2026 (d)(s)		58,000	56,550
Ghana Republic 5% 7/3/2029 (d)(h)		1,002,250	979,699
Ghana Republic 5% 7/3/2035 (d)(h)		1,136,500	1,005,096
TOTAL GHANA			2,118,864
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (d)		305,000	304,429
Guatemala Government Bond 4.9% 6/1/2030 (d)		890,000	882,658
Guatemala Government Bond 6.125% 6/1/2050 (d)		1,335,000	1,295,484
Guatemala Government Bond 6.25% 8/15/2036 (d)		1,725,000	1,794,431
Guatemala Government Bond 6.6% 6/13/2036 (d)		835,000	892,824
Guatemala Government Bond 6.875% 8/15/2055 (d)		1,055,000	1,121,998
TOTAL GUATEMALA			6,291,824
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (d)		880,000	756,254
Hungary Government 3.125% 9/21/2051 (d)		1,660,000	1,028,370
Hungary Government 5.25% 6/16/2029 (d)		1,305,000	1,327,048
Hungary Government 5.5% 6/16/2034 (d)		1,745,000	1,765,207
Hungary Government 6.125% 5/22/2028 (d)		610,000	632,560
Hungary Government 6.25% 9/22/2032 (d)		615,000	656,513
Hungary Government 6.75% 9/25/2052 (d)		430,000	463,110
TOTAL HUNGARY			6,629,062
INDONESIA - 0.1%
Indonesia Government 3.2% 9/23/2061		1,380,000	900,795
Indonesia Government 3.5% 2/14/2050		1,165,000	861,372
Indonesia Government 3.85% 10/15/2030		855,000	840,305
Indonesia Government 4.1% 4/24/2028		1,955,000	1,959,277
Indonesia Government 4.2% 10/15/2050		44,910,000	37,275,300
Indonesia Government 4.35% 1/11/2048		1,225,000	1,063,606
Indonesia Government 5.125% 1/15/2045 (d)		4,090,000	4,060,593
Indonesia Government 5.25% 1/17/2042 (d)		660,000	666,187
Indonesia Government 5.95% 1/8/2046 (d)		985,000	1,056,720
Indonesia Government 6.75% 1/15/2044 (d)		690,000	801,780
Indonesia Government 7.75% 1/17/2038 (d)		2,648,000	3,300,070
Indonesia Government 8.5% 10/12/2035 (d)		4,030,000	5,158,400
TOTAL INDONESIA			57,944,405
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,885,088
Israel Government 5.75% 3/12/2054		955,000	931,515
TOTAL ISRAEL			2,816,603
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		430,000	516,074
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	1,442,250,000	8,990,507
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		640,000	638,880
Jordan Government 7.5% 1/13/2029 (d)		755,000	792,712
Jordan Government 7.75% 1/15/2028 (d)		825,000	859,551
TOTAL JORDAN			2,291,143
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		605,000	526,913
Republic of Kenya Government Bond 8.8% 10/9/2038 (d)		625,000	604,494
Republic of Kenya Government Bond 9.5% 3/5/2036 (d)		305,000	308,660
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		1,485,000	1,583,381
TOTAL KENYA			3,023,448
LEBANON - 0.0%
Lebanon Republic 5.8% (f)(t)		1,814,000	398,173
Lebanon Republic 6.375% (f)(t)		961,000	210,939
Lebanon Republic 8.25% (f)(t)		2,625,000	576,188
TOTAL LEBANON			1,185,300
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,101,620
United Mexican States 3.25% 4/16/2030		2,460,000	2,327,160
United Mexican States 3.5% 2/12/2034		2,315,000	2,008,263
United Mexican States 3.75% 1/11/2028		2,265,000	2,242,350
United Mexican States 3.75% 4/19/2071		3,325,000	1,996,663
United Mexican States 3.771% 5/24/2061		800,000	500,399
United Mexican States 4.5% 4/22/2029		905,000	908,620
United Mexican States 4.875% 5/19/2033		895,000	864,123
United Mexican States 5.375% 3/22/2033		1,240,000	1,236,900
United Mexican States 5.75% 10/12/2110		1,615,000	1,385,670
United Mexican States 6% 5/7/2036		2,400,000	2,453,250
United Mexican States 6.05% 1/11/2040		1,810,000	1,812,715
United Mexican States 6.338% 5/4/2053		1,260,000	1,221,318
United Mexican States 6.35% 2/9/2035		1,240,000	1,306,464
United Mexican States 6.875% 5/13/2037		910,000	980,525
United Mexican States 7.375% 5/13/2055		1,675,000	1,835,800
TOTAL MEXICO			24,181,840
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		1,405,000	1,443,638
Mongolia Government 7.875% 6/5/2029 (d)		245,000	260,618
TOTAL MONGOLIA			1,704,256
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		3,700,000	3,966,141
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		1,735,000	1,880,740
MULTI-NATIONAL - 0.2%
European Union 3.375% 12/12/2035 (t)	EUR	19,048,000	22,659,591
European Union 3.75% 10/12/2045 (t)	EUR	2,690,000	3,109,705
European Union 4% 4/4/2044 (t)	EUR	4,905,000	5,914,192
TOTAL MULTI-NATIONAL			31,683,488
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		4,410,000	4,368,348
Republic of Nigeria 6.5% 11/28/2027 (d)		600,000	603,749
Republic of Nigeria 7.143% 2/23/2030 (d)		1,650,000	1,668,893
Republic of Nigeria 7.696% 2/23/2038 (d)		1,110,000	1,086,413
Republic of Nigeria 7.875% 2/16/2032 (d)		1,840,000	1,883,700
Republic of Nigeria 9.1297% 1/13/2046 (d)		760,000	805,980
TOTAL NIGERIA			10,417,083
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		2,185,000	2,233,070
Oman Sultanate 6% 8/1/2029 (d)		1,185,000	1,239,403
Oman Sultanate 6.25% 1/25/2031 (d)		895,000	958,921
Oman Sultanate 6.5% 3/8/2047 (d)		1,060,000	1,153,148
Oman Sultanate 6.75% 1/17/2048 (d)		2,034,000	2,259,021
Oman Sultanate 7% 1/25/2051 (d)		685,000	786,250
TOTAL OMAN			8,629,813
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		2,270,000	2,258,650
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		1,525,000	1,526,223
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		2,260,000	2,219,320
TOTAL PAKISTAN			6,004,193
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	985,748
Panamanian Republic 3.87% 7/23/2060		2,230,000	1,467,340
Panamanian Republic 4.5% 4/16/2050		2,915,000	2,216,129
Panamanian Republic 6.4% 2/14/2035		1,005,000	1,048,024
Panamanian Republic 7.875% 3/1/2057		865,000	1,001,751
Panamanian Republic 8% 3/1/2038		915,000	1,053,061
TOTAL PANAMA			7,772,053
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		1,045,000	921,690
Republic of Paraguay 4.95% 4/28/2031 (d)		1,525,000	1,537,200
Republic of Paraguay 5.4% 3/30/2050 (d)		930,000	859,320
Republic of Paraguay 6% 2/9/2036 (d)		560,000	593,252
Republic of Paraguay 6.65% 3/4/2055 (d)		650,000	697,327
TOTAL PARAGUAY			4,608,789
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,888,480
Peruvian Republic 3% 1/15/2034		1,130,000	985,925
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,355,035
TOTAL PERU			4,229,440
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,112,988
Philippine Republic 2.95% 5/5/2045		430,000	306,159
Philippine Republic 5% 7/17/2033		920,000	944,150
Philippine Republic 5.5% 1/17/2048		805,000	816,069
Philippine Republic 5.6% 5/14/2049		1,075,000	1,097,844
Philippine Republic 5.609% 4/13/2033		825,000	878,625
Philippine Republic 5.95% 10/13/2047		1,320,000	1,408,275
TOTAL PHILIPPINES			6,564,110
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		780,000	809,500
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		500,000	531,199
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		1,805,000	1,906,748
Republic of Poland 5.5% 3/18/2054		1,110,000	1,081,418
Republic of Poland 5.5% 4/4/2053		585,000	567,432
Republic of Poland 5.75% 11/16/2032		1,500,000	1,614,150
TOTAL POLAND			6,510,447
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		2,090,000	1,891,283
State of Qatar 4.625% 6/2/2046 (d)		3,535,000	3,333,629
State of Qatar 4.817% 3/14/2049 (d)		3,480,000	3,358,374
State of Qatar 5.103% 4/23/2048 (d)		3,255,000	3,267,157
State of Qatar 9.75% 6/15/2030 (d)		722,000	896,637
TOTAL QATAR			12,747,080
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (t)	EUR	875,000	890,236
Romanian Republic 3% 2/27/2027 (d)		1,076,000	1,055,556
Romanian Republic 3.625% 3/27/2032 (d)		1,206,000	1,094,819
Romanian Republic 4% 2/14/2051 (d)		1,365,000	934,520
Romanian Republic 5.75% 9/16/2030 (d)		1,396,000	1,430,963
Romanian Republic 5.875% 7/11/2032 (t)	EUR	3,450,000	4,199,605
Romanian Republic 6% 5/25/2034 (d)		1,020,000	1,027,201
Romanian Republic 6.375% 9/18/2033 (t)	EUR	1,010,000	1,257,272
Romanian Republic 6.625% 2/17/2028 (d)		610,000	634,881
Romanian Republic 7.125% 1/17/2033 (d)		780,000	844,841
Romanian Republic 7.5% 2/10/2037 (d)		2,112,000	2,316,273
TOTAL ROMANIA			15,686,167
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		1,800,000	1,646,442
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		2,285,000	1,967,248
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		10,790,000	10,312,111
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		4,585,000	3,034,720
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		1,250,000	911,875
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		2,465,000	2,147,804
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		7,675,000	6,339,473
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		1,355,000	1,193,999
TOTAL SAUDI ARABIA			25,907,230
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		1,150,000	701,500
Republic of Senegal 6.75% 3/13/2048 (d)		735,000	412,290
TOTAL SENEGAL			1,113,790
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		2,015,000	1,758,088
Republic of Serbia 6% 6/12/2034 (d)		750,000	779,250
Republic of Serbia 6.5% 9/26/2033 (d)		1,650,000	1,780,404
TOTAL SERBIA			4,317,742
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	1,023,271
South African Republic 4.85% 9/30/2029		620,000	618,940
South African Republic 5% 10/12/2046		1,415,000	1,110,945
South African Republic 5.65% 9/27/2047		760,000	643,526
South African Republic 5.75% 9/30/2049		2,045,000	1,727,003
South African Republic 5.875% 4/20/2032		1,415,000	1,455,228
South African Republic 7.1% 11/19/2036 (d)		1,755,000	1,889,696
TOTAL SOUTH AFRICA			8,468,609
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(h)		822,214	773,909
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(h)		3,005,850	2,606,072
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(h)		1,125,971	1,031,389
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(h)		562,748	511,538
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(h)		310,852	235,898
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		592,955	567,458
TOTAL SRI LANKA			5,726,264
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,035,000	2,035,000
Turkish Republic 4.75% 1/26/2026		1,390,000	1,390,695
Turkish Republic 4.875% 10/9/2026		3,940,000	3,955,760
Turkish Republic 4.875% 4/16/2043		2,105,000	1,620,324
Turkish Republic 5.125% 2/17/2028		1,445,000	1,454,942
Turkish Republic 5.25% 3/13/2030		1,055,000	1,045,874
Turkish Republic 5.75% 5/11/2047		3,093,000	2,543,312
Turkish Republic 5.875% 6/26/2031		1,330,000	1,331,250
Turkish Republic 6% 1/14/2041		3,615,000	3,252,596
Turkish Republic 6% 3/25/2027		440,000	448,579
Turkish Republic 6.625% 2/17/2045		1,020,000	949,069
Turkish Republic 6.8% 11/4/2036		1,890,000	1,899,515
Turkish Republic 7.125% 7/17/2032		880,000	928,673
Turkish Republic 7.25% 5/29/2032		815,000	865,147
Turkish Republic 7.625% 5/15/2034		990,000	1,063,478
Turkish Republic 9.125% 7/13/2030		1,120,000	1,279,046
Turkish Republic 9.375% 1/19/2033		3,315,000	3,891,810
Turkish Republic 9.375% 3/14/2029		2,840,000	3,191,450
Turkish Republic 9.875% 1/15/2028		3,115,000	3,424,943
TOTAL TURKEY			36,571,463
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(h)		425,061	235,696
Ukraine Government 0% 2/1/2034 (d)(h)		1,588,395	725,897
Ukraine Government 0% 2/1/2035 (d)(h)		1,822,305	1,025,958
Ukraine Government 0% 2/1/2036 (d)(h)		1,118,587	627,527
Ukraine Government 0% 8/1/2041 (b)(d)		975,000	906,750
Ukraine Government 4.5% 2/1/2029 (d)(h)		2,180,999	1,563,776
Ukraine Government 4.5% 2/1/2034 (d)(h)		2,515,444	1,471,535
Ukraine Government 4.5% 2/1/2035 (d)(h)		1,408,878	811,514
Ukraine Government 4.5% 2/1/2036 (d)(h)		946,169	536,951
TOTAL UKRAINE			7,905,604
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		3,520,000	2,458,174
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		5,230,000	3,816,593
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		2,400,000	1,979,700
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		1,425,000	1,485,619
Emirate of Dubai 3.9% 9/9/2050 (t)		3,695,000	2,849,769
Emirate of Dubai 5.25% 1/30/2043 (t)		890,000	905,575
TOTAL UNITED ARAB EMIRATES			13,495,430
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,162,820
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,155,600
TOTAL URUGUAY			3,318,420
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		725,000	667,852
Republic of Uzbekistan 3.9% 10/19/2031 (d)		495,000	453,915
TOTAL UZBEKISTAN			1,121,767
VENEZUELA - 0.0%
Venezuela Republic 11.95% (f)(t)		1,641,700	507,285
Venezuela Republic 12.75% (f)(t)		450,400	138,498
Venezuela Republic 9.25% (f)		10,096,000	3,244,232
TOTAL VENEZUELA			3,890,015
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		2,612,927	1,795,577
Republic of Zambia 5.75% 6/30/2033 (d)(h)		153,970	147,869
TOTAL ZAMBIA			1,943,446
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $515,551,280)			518,074,000

Non-Convertible Corporate Bonds - 22.7%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		945,000	950,018
Tecpetrol SA 7.625% 11/3/2030 (d)		1,015,000	1,008,301
YPF SA 8.25% 1/17/2034 (d)		945,000	949,725

TOTAL ARGENTINA			2,908,044
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(t)	GBP	3,500,000	4,630,124
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		1,856,000	1,691,098
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		9,644,000	9,322,495
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(t)	EUR	3,000,000	3,491,065
Westpac Banking Corp 4.11% 7/24/2034 (b)		13,519,000	13,321,856
			32,456,638
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (t)	EUR	985,000	1,065,007
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(t)	GBP	3,020,000	3,769,048
TOTAL FINANCIALS			37,290,693

Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (d)		1,115,000	1,158,903
Mineral Resources Ltd 8% 11/1/2027 (d)		3,177,000	3,247,832
Mineral Resources Ltd 8.5% 5/1/2030 (d)		2,475,000	2,572,220
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,630,000	1,711,492
			8,690,447
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,540,000	2,419,816
TOTAL AUSTRALIA			48,400,956
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (t)	EUR	1,160,000	1,340,843
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (t)	EUR	850,000	1,010,573
TOTAL AUSTRIA			2,351,416
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		3,096,000	3,117,858
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (t)		950,000	1,022,143

TOTAL AZERBAIJAN			4,140,001
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		2,177,000	2,258,964
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		910,000	981,517

TOTAL BAHRAIN			3,240,481
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		3,238,000	2,863,724
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (t)	EUR	3,500,000	4,176,295
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (t)	EUR	3,500,000	4,155,691
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (t)	EUR	2,100,000	2,437,785
TOTAL BELGIUM			10,769,771
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (d)		210,000	193,280
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		1,890,000	2,068,930
NBM US Holdings Inc 6.625% 8/6/2029 (d)		2,015,000	2,036,661
			4,298,871
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		3,005,000	2,695,786
TOTAL CONSUMER STAPLES			6,994,657

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		1,286,886	1,248,575
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		2,447,820	2,658,614
			3,907,189
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		3,429,905	2,862,599
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (d)		1,680,000	1,639,747
			4,502,346
TOTAL ENERGY			8,409,535

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		1,655,000	1,709,822
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(f)		7,895,000	1,766,980
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		640,000	669,760
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (f)		1,271,516	99,941
Azul Secured Finance LLP 11.93% (f)		2,436,847	1,096,581
			1,196,522
TOTAL INDUSTRIALS			3,633,262

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		895,000	304,300
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		3,230,000	1,150,429
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		815,000	292,194
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		1,285,000	469,539
			2,216,462
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		1,630,000	1,450,700
CSN Resources SA 5.875% 4/8/2032 (d)		1,050,000	794,325
CSN Resources SA 8.875% 12/5/2030 (d)		1,185,000	1,059,390
ERO Copper Corp 6.5% 2/15/2030 (d)		4,621,000	4,626,776
Nexa Resources SA 6.6% 4/8/2037 (d)		865,000	897,648
Nexa Resources SA 6.75% 4/9/2034 (d)		885,000	939,941
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		9,743,442	9,755,524
Usiminas International Sarl 7.5% 1/27/2032 (d)		2,120,000	2,179,360
Vale Overseas Ltd 6% 2/25/2056 (b)(d)		1,155,000	1,148,647
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,916,825
			24,769,136
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		1,185,000	1,236,358
Suzano Austria GmbH 3.75% 1/15/2031		930,000	873,726
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,690,673
Suzano Netherlands BV 5.5% 1/15/2036		1,725,000	1,714,219
			6,514,976
TOTAL MATERIALS			33,500,574

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		530,000	554,093
TOTAL BRAZIL			54,801,943
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		3,825,000	3,718,627
Golar LNG Ltd 7.75% 9/19/2029 (d)(t)		3,000,000	2,999,220

TOTAL CAMEROON			6,717,847
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		2,080,000	2,131,665
TELUS Corp 7% 10/15/2055 (b)		1,040,000	1,085,635
			3,217,300
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		1,162,000	1,207,787
Rogers Communications Inc 7.125% 4/15/2055 (b)		1,162,000	1,230,041
			2,437,828
TOTAL COMMUNICATION SERVICES			5,655,128

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		790,000	752,781
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)		2,540,000	2,517,463
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		3,420,000	3,485,035
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,985,000	2,046,561
			8,801,840
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)		2,891,000	2,883,637
TOTAL CONSUMER DISCRETIONARY			11,685,477

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		3,030,000	2,019,608
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		2,085,000	2,118,166
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	21,654,999
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,275,803
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,607,591
Cenovus Energy Inc 4.65% 3/20/2031		7,070,000	7,091,384
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,430,154
Cenovus Energy Inc 5.4% 3/20/2036		5,441,000	5,494,152
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,243,031
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,080,055
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		2,250,000	2,386,391
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		349,000	361,646
			61,743,372
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(t)	EUR	7,535,000	8,786,234
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		1,100,000	1,098,519
Royal Bank of Canada 3.125% 9/27/2031 (b)(t)	EUR	3,540,000	4,122,218
Toronto Dominion Bank 3.357% 9/22/2032 (t)	EUR	3,585,000	4,148,319
			18,155,290
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		1,590,000	1,580,086
TOTAL FINANCIALS			19,735,376

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (d)		1,615,000	1,703,167
Bombardier Inc 7% 6/1/2032 (d)		595,000	626,909
Bombardier Inc 7.25% 7/1/2031 (d)		2,360,000	2,513,808
Bombardier Inc 8.75% 11/15/2030 (d)		2,330,000	2,515,455
			7,359,339
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		2,880,000	3,022,678
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		1,045,000	1,119,214
TOTAL INDUSTRIALS			11,501,231

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		2,525,000	2,394,526
Open Text Corp 3.875% 2/15/2028 (d)		2,205,000	2,150,502
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,420,000	2,249,607
Open Text Holdings Inc 4.125% 2/15/2030 (d)		2,075,000	1,978,248
			8,772,883
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		5,342,000	5,357,039
Methanex Corp 5.25% 12/15/2029		510,000	510,501
Methanex Corp 5.65% 12/1/2044		3,657,000	3,207,650
			9,075,190
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		2,120,000	2,199,144
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		830,000	874,098
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,780,000	1,781,709
			4,854,951
TOTAL MATERIALS			13,930,141

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,129,181
TOTAL CANADA			140,172,397
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		6,250,000	6,136,751
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		565,000	529,156
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		1,768,000	1,714,624
			2,243,780
TOTAL COMMUNICATION SERVICES			8,380,531

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		730,000	761,481
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,065,000	1,123,905
			1,885,386
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,015,000	2,071,598
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		2,510,000	2,273,433
Antofagasta PLC 5.625% 9/9/2035 (d)		1,400,000	1,432,200
Antofagasta PLC 5.625% 5/13/2032 (d)		665,000	684,132
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		290,000	274,804
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		1,100,000	1,041,590
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		3,820,000	2,718,121
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		790,000	792,465
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		900,000	943,524
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		865,000	886,859
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		700,000	746,515
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		930,000	1,007,590
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		865,000	931,648
			13,732,881
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		835,000	862,663
Inversiones CMPC SA 3% 4/6/2031 (d)		1,080,000	956,081
Inversiones CMPC SA 6.125% 2/26/2034 (d)		700,000	717,990
Inversiones CMPC SA 6.7% 12/9/2057 (b)(d)		610,000	608,780
			3,145,514
TOTAL MATERIALS			16,878,395

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		664,703	682,999
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		648,875	680,102
			1,363,101
TOTAL CHILE			30,579,011
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		845,000	841,705
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		1,765,000	1,650,046
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		480,000	480,441
			2,972,192
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		1,190,000	1,158,298
Prosus NV 3.061% 7/13/2031 (d)		1,585,000	1,436,169
Prosus NV 3.68% 1/21/2030 (d)		1,370,000	1,315,200
Prosus NV 4.027% 8/3/2050 (d)		2,355,000	1,660,275
Prosus NV 4.193% 1/19/2032 (d)		720,000	692,100
			6,262,042
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		2,045,000	2,051,237
TOTAL CHINA			11,285,471
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		3,125,000	2,834,406
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		1,503,000	1,477,163
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		12,049,000	2,198,942
Ecopetrol SA 4.625% 11/2/2031		950,000	845,500
Ecopetrol SA 8.375% 1/19/2036		870,000	890,663
Ecopetrol SA 8.875% 1/13/2033		5,560,000	5,942,528
Geopark Ltd 5.5% 1/17/2027 (d)		1,720,000	1,636,150
Geopark Ltd 8.75% 1/31/2030 (d)		1,590,000	1,510,929
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(u)		4,741,000	3,502,414
			16,527,126
TOTAL ENERGY			18,004,289

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		1,080,000	1,153,710
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		2,150,000	2,244,342
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		7,603,000	7,061,287
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		785,000	811,305
Termocandelaria Power SA 7.75% 9/17/2031 (d)		1,490,000	1,533,970
			9,406,562
TOTAL COLOMBIA			33,643,309
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		1,445,000	1,482,819
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		1,395,000	1,466,152
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		1,680,000	1,732,164
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		1,785,000	1,837,658
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (t)	EUR	1,600,000	1,522,379
TOTAL CZECH REPUBLIC			3,360,037
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (t)	EUR	1,930,000	2,235,583
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (t)	EUR	1,325,000	1,597,776
TOTAL CONSUMER STAPLES			3,833,359

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(t)	EUR	6,730,000	8,071,821
Jyske Bank A/S 5.125% 5/1/2035 (b)(t)	EUR	1,323,000	1,624,281
			9,696,102
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(g)		2,050,000	2,107,874
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(g)		2,050,000	2,146,938
			4,254,812
TOTAL DENMARK			17,784,273
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		1,095,000	1,148,075
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		3,685,000	3,841,620
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		830,000	806,923
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (t)	EUR	1,000,000	1,114,845
Citycon Treasury BV 5.375% 7/8/2031 (t)	EUR	1,000,000	1,115,234
			2,230,079
TOTAL FINLAND			6,878,622
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		4,986,397	4,765,518
Altice France SA 6.5% 4/15/2032 (d)		8,307,838	8,082,938
Altice France SA 6.875% 10/15/2030 (d)		3,608,688	3,555,777
Altice France SA 6.875% 7/15/2032 (d)		1,613,359	1,572,564
			17,976,797
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (t)	EUR	1,800,000	2,079,818
TOTAL COMMUNICATION SERVICES			20,056,615

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		2,025,000	2,061,495
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(t)	EUR	1,300,000	1,521,389
RCI Banque SA 5.5% 10/9/2034 (b)(t)	EUR	1,900,000	2,307,651
			3,829,040
TOTAL CONSUMER DISCRETIONARY			5,890,535

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (t)	EUR	2,500,000	2,862,061
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		5,106,000	5,436,179
Viridien 10% 10/15/2030 (d)		2,000,000	2,108,350
			7,544,529
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 3.945% 2/18/2037 (b)(t)	EUR	6,300,000	7,326,029
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		32,823,000	34,622,631
BPCE SA 5.716% 1/18/2030 (b)(d)		2,250,000	2,335,123
BPCE SA 7.003% 10/19/2034 (b)(d)		1,959,000	2,202,031
Societe Generale SA 1.488% 12/14/2026 (b)(d)		37,622,000	37,571,717
Societe Generale SA 5.5% 4/13/2029 (b)(d)		22,413,000	22,954,722
Societe Generale SA 6.691% 1/10/2034 (b)(d)		1,700,000	1,860,964
			108,873,217
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (d)		2,375,000	2,448,231
Iliad Holding SAS 8.5% 4/15/2031 (d)		2,565,000	2,755,102
			5,203,333
TOTAL FINANCIALS			114,076,550

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (t)	EUR	1,560,000	1,676,371
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (t)	EUR	1,500,000	1,872,743
Electricite de France SA 5.5% 1/25/2035 (t)	GBP	1,700,000	2,227,071
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (t)	EUR	1,500,000	1,745,482
			5,845,296
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (t)	EUR	1,400,000	1,635,910
Engie SA 4.25% 9/6/2034 (t)	EUR	2,000,000	2,424,205
Veolia Environnement SA 3.324% 6/17/2032 (t)	EUR	3,500,000	4,057,882
			8,117,997
TOTAL UTILITIES			13,963,293

TOTAL FRANCE			166,069,954
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		1,185,000	1,191,672
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (d)		520,000	486,418
TOTAL GEORGIA			1,678,090
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (t)	EUR	1,200,000	1,385,571
Schaeffler AG 5.375% 4/1/2031 (t)	EUR	1,200,000	1,465,340
ZF Europe Finance BV 4.75% 1/31/2029 (t)	EUR	3,100,000	3,550,926
ZF Europe Finance BV 7% 6/12/2030 (t)	EUR	1,100,000	1,330,387
ZF North America Capital Inc 6.75% 4/23/2030 (d)		2,125,000	2,064,330
ZF North America Capital Inc 6.875% 4/14/2028 (d)		1,040,000	1,061,449
ZF North America Capital Inc 6.875% 4/23/2032 (d)		1,210,000	1,149,572
ZF North America Capital Inc 7.125% 4/14/2030 (d)		1,040,000	1,029,661
ZF North America Capital Inc 7.5% 3/24/2031 (d)		820,000	811,342
			13,848,578
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (t)	EUR	1,360,000	1,640,888
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (t)	EUR	2,900,000	3,357,679
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(t)	EUR	1,400,000	1,651,675
Commerzbank AG 4.875% 10/16/2034 (b)(t)	EUR	1,300,000	1,579,806
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(t)	EUR	1,400,000	1,622,459
Volkswagen Bank GmbH 3.5% 6/19/2031 (t)	EUR	2,200,000	2,562,834
			7,416,774
Capital Markets - 0.3%
Deutsche Bank AG 4.1% 1/13/2026		5,495,000	5,493,067
Deutsche Bank AG 6.125% 12/12/2030 (b)(t)	GBP	4,300,000	5,969,334
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		60,841,000	57,736,275
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		10,000,000	10,389,684
			79,588,360
Financial Services - 0.0%
KfW 0.75% 1/15/2029 (t)	EUR	8,640,000	9,570,701
TOTAL FINANCIALS			96,575,835

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		3,850,000	4,117,510
Bayer US Finance LLC 6.5% 11/21/2033 (d)		7,640,000	8,272,695
			12,390,205
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (t)	EUR	2,260,000	2,630,666
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		5,360,000	5,368,977
TOTAL INDUSTRIALS			7,999,643

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (e)	EUR	400,000	464,140
Accentro Real Estate AG 10% 12/30/2027	EUR	1,400,000	1,735,816
Accentro Real Estate AG 5.625% 2/13/2026 (h)(t)	EUR	4,086,000	1,424,728
Sirius Real Estate Ltd 4% 1/22/2032 (t)	EUR	2,100,000	2,436,165
Vonovia SE 3.5% 11/12/2032 (t)	EUR	2,800,000	3,230,551
			9,291,400
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (t)	EUR	2,500,000	2,917,389
Amprion GmbH 3.625% 5/21/2031 (t)	EUR	1,000,000	1,186,681
Amprion GmbH 3.875% 6/5/2036 (t)	EUR	2,700,000	3,152,703
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(t)	EUR	3,400,000	3,749,300
EnBW International Finance BV 3.75% 11/20/2035 (t)	EUR	4,845,000	5,666,464
EnBW International Finance BV 5.7923% 2/26/2036 (t)	AUD	3,140,000	2,036,640
			18,709,177
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (d)		4,265,000	4,242,878
RWE Finance US LLC 5.875% 4/16/2034 (d)		4,881,000	5,150,156
			9,393,034
TOTAL UTILITIES			28,102,211

TOTAL GERMANY			173,206,439
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		2,071,000	2,039,935
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,740,000	1,200,600
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		788,000	689,500
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		5,430,000	3,149,400
Tullow Oil PLC 10.25% 5/15/2026 (d)		5,308,000	3,833,331

TOTAL GHANA			10,912,766
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		5,450,000	5,636,575
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		2,070,000	2,106,790
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		2,520,000	2,392,437
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,085,000	2,862,109
Millicom International Cellular SA 5.125% 1/15/2028 (d)		549,000	546,255
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,850,000	2,956,248
			8,757,049
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		2,520,000	2,466,677
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		1,295,000	1,289,359
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		1,600,000	1,592,000
TOTAL UTILITIES			2,881,359

TOTAL GUATEMALA			14,105,085
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(t)		6,560,000	6,277,718
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		540,000	556,538
OTP Bank Nyrt 8.75% 5/15/2033 (b)(t)		650,000	691,639
			1,248,177
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (t)		520,000	550,160
TOTAL HUNGARY			1,798,337
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		1,235,000	1,254,297
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		950,000	934,865
TOTAL INDIA			2,189,162
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		2,195,000	2,205,612
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		1,995,000	2,079,788
Pertamina Persero PT 4.175% 1/21/2050 (d)		1,425,000	1,122,899
			5,408,299
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		580,000	581,269
Freeport Indonesia PT 5.315% 4/14/2032 (d)		2,305,000	2,337,381
Freeport Indonesia PT 6.2% 4/14/2052 (d)		670,000	686,542
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		3,310,000	3,412,403
			7,017,595
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		775,000	786,867
TOTAL INDONESIA			13,212,761
IRELAND - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		1,865,000	1,883,669
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,875,688
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	15,314,148
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	24,938,798
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		10,546,000	10,550,050
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,594,345
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,991,000	2,046,696
			118,319,725
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,470,000	2,497,738
GGAM Finance Ltd 6.875% 4/15/2029 (d)		765,000	793,787
GGAM Finance Ltd 8% 6/15/2028 (d)		4,664,000	4,940,860
			8,232,385
TOTAL FINANCIALS			126,552,110

Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		5,430,000	5,425,414
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		16,881,000	16,868,983
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		2,440,000	2,483,797
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		13,121,000	13,489,635
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (d)		14,454,000	14,460,233
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		26,728,000	27,870,361
			80,598,423
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	620,000	724,065
TOTAL IRELAND			209,758,267
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(t)		805,000	791,672
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(t)		600,000	579,662
Energean Israel Finance Ltd 8.5% 9/30/2033 (d)(t)		800,000	853,266
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(t)		1,885,000	1,894,425
Leviathan Bond Ltd 6.75% 6/30/2030 (d)(t)		760,000	770,279
			4,889,304
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		901,000	889,066
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,318,997
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,180,000	2,288,486
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,680,085
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,585,000	1,644,862
			7,821,496
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(t)		925,000	867,478
TOTAL ISRAEL			13,578,278
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)		5,666,000	5,640,563
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		4,469,000	4,261,448
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		65,914,000	65,993,077
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		1,825,000	2,019,500
			77,914,588
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (d)		1,042,000	1,040,580
Enel Finance International NV 5.5% 6/26/2034 (d)		1,600,000	1,671,942
Enel Finance International NV 7.5% 10/14/2032 (d)		712,000	823,271
Enel SpA 3.375% (b)(l)(t)	EUR	1,386,000	1,611,302
			5,147,095
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		2,449,000	2,559,841
TOTAL UTILITIES			7,706,936

TOTAL ITALY			85,621,524
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		785,000	800,700
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		635,000	636,391

TOTAL JAMAICA			1,437,091
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (t)	EUR	1,400,000	1,649,969
NTT Finance Corp 4.567% 7/16/2027 (d)		4,566,000	4,600,428
NTT Finance Corp 4.62% 7/16/2028 (d)		4,618,000	4,682,430
NTT Finance Corp 4.876% 7/16/2030 (d)		11,656,000	11,907,964
			22,840,791
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		2,970,000	3,189,362
TOTAL JAPAN			26,030,153
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		1,415,000	1,277,930
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		520,000	530,795
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		460,000	436,765
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		1,507,000	1,390,678

TOTAL KAZAKHSTAN			3,636,168
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		1,535,000	1,582,107
POSCO 5.875% 1/17/2033 (d)		490,000	523,923

TOTAL KOREA (SOUTH)			2,106,030
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		1,085,000	1,037,878
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		9,015,000	6,017,513
Altice Financing SA 9.625% 7/15/2027 (d)		1,200,000	957,804
			6,975,317
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		1,100,000	1,047,870
TOTAL COMMUNICATION SERVICES			8,023,187

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		1,970,000	2,040,447
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	5,160,565
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,985,000	2,063,316
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		4,550,000	3,958,411
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (t)	EUR	4,300,000	4,928,232
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (t)	EUR	1,300,000	1,563,191
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (t)	EUR	1,100,000	1,276,939
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (t)	EUR	4,975,000	5,518,127
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (t)	EUR	2,885,000	3,303,371
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (t)	EUR	1,450,000	1,770,325
Logicor Financing Sarl 0.875% 1/14/2031 (t)	EUR	2,100,000	2,129,282
Logicor Financing Sarl 3.75% 7/14/2032 (t)	EUR	715,000	824,174
Logicor Financing Sarl 4.25% 7/18/2029 (t)	EUR	2,670,000	3,209,721
P3 Group Sarl 3.75% 4/2/2033 (t)	EUR	1,400,000	1,606,102
P3 Group Sarl 4% 4/19/2032 (t)	EUR	2,400,000	2,823,213
			22,461,254
TOTAL REAL ESTATE			28,952,677

TOTAL LUXEMBOURG			50,198,603
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		1,985,000	1,785,182
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		2,425,000	1,687,703
Petronas Capital Ltd 3.5% 4/21/2030 (d)		625,000	610,056
			2,297,759
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		2,601,000	2,580,816
TOTAL MALAYSIA			6,663,757
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		3,065,000	3,096,600
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (f)(t)		4,321,000	1,469,140
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		1,525,000	1,306,254
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		1,750,000	1,760,938
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		1,255,238	1,240,063
Petroleos Mexicanos 5.35% 2/12/2028		650,000	648,050
Petroleos Mexicanos 5.95% 1/28/2031		121,917,000	117,535,303
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	33,893,831
Petroleos Mexicanos 6.5% 6/2/2041		380,000	329,220
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	6,371,456
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	63,688,865
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	27,557,358
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	20,112,046
Petroleos Mexicanos 7.69% 1/23/2050		56,080,000	50,006,536
			321,382,728
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		1,605,000	1,645,366
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		3,755,000	3,809,034
TOTAL FINANCIALS			5,454,400

Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)(f)		1,250,000	750,937
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		1,525,000	1,240,786
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		2,500,000	2,478,125
			4,469,848
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		1,545,000	1,220,102
TOTAL MATERIALS			5,689,950

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (d)		1,335,000	1,341,755
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		1,840,586	1,997,035
Saavi Energia Sarl 8.875% 2/10/2035 (d)		2,735,000	2,928,173
			4,925,208
TOTAL MEXICO			343,330,373
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		1,405,000	1,309,723
OCP SA 5.125% 6/23/2051 (d)		880,000	727,188
OCP SA 6.1% 4/30/2030 (d)		1,045,000	1,089,086
OCP SA 6.75% 5/2/2034 (d)		935,000	1,007,107
OCP SA 6.875% 4/25/2044 (d)		1,515,000	1,575,389
OCP SA 7.5% 5/2/2054 (d)		710,000	785,352

TOTAL MOROCCO			6,493,845
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 6/18/2035 (t)	EUR	2,440,000	2,816,362
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (t)	EUR	800,000	935,368
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		1,290,000	1,222,184
TOTAL COMMUNICATION SERVICES			2,157,552

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (t)	EUR	1,100,000	1,364,988
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		4,348,000	4,610,559
ING Groep NV 3% 8/17/2031 (b)(t)	EUR	4,300,000	4,965,281
			9,575,840
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		10,103,000	10,192,866
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,133,000	29,627,315
			39,820,181
TOTAL NETHERLANDS			52,918,561
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,605,000	2,585,984
IHS Holding Ltd 6.25% 11/29/2028 (d)		730,000	725,437
IHS Holding Ltd 7.875% 5/29/2030 (d)		3,095,000	3,149,163
IHS Holding Ltd 8.25% 11/29/2031 (d)		1,975,000	2,048,075
			8,508,659
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		546,543	547,225
TOTAL NIGERIA			9,055,884
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (d)		2,050,000	2,125,585
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		5,150,000	5,193,724
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		3,155,000	2,995,167
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		7,355,000	7,642,485
TOTAL COMMUNICATION SERVICES			15,831,376

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		545,000	434,937
TOTAL PANAMA			16,266,313
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		348,000	346,451
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (d)		1,370,000	1,373,000
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		1,395,000	1,372,764
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		1,760,000	1,776,738
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		1,900,000	1,964,790
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		4,850,000	4,918,870
			6,883,660
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		905,000	909,525
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		1,805,000	1,845,468
TOTAL UTILITIES			2,754,993

TOTAL PERU			14,161,155
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		2,355,000	2,496,236
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (t)	EUR	4,850,000	5,546,152
GTC Finance DAC 6.5% 10/15/2030 (t)	EUR	3,900,000	4,095,455
			9,641,607
TOTAL POLAND			12,137,843
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (f)(t)	EUR	1,300,000	256,437
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(t)	EUR	2,400,000	2,805,414
TOTAL PORTUGAL			3,061,851
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		1,280,000	1,179,744
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		2,965,000	2,895,916
QatarEnergy 2.25% 7/12/2031 (d)		4,935,000	4,449,445
QatarEnergy 3.125% 7/12/2041 (d)		3,545,000	2,741,065
QatarEnergy 3.3% 7/12/2051 (d)		5,580,000	3,964,367
			14,050,793
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)		927,297	982,934
TOTAL QATAR			16,213,471
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(f)(t)		990,000	49,499
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		4,986,097	4,605,109
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		5,210,000	4,707,001
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		2,170,000	1,471,434
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		1,580,000	1,022,781
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		3,740,000	3,650,165
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		5,435,000	4,936,937
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		640,000	537,756
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		615,000	606,931
Saudi Arabian Oil Co 6.375% 6/2/2055 (t)		2,795,000	2,977,458
			24,515,572
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (t)		2,375,000	2,403,405
Gaci First Investment Co 5.25% 10/13/2032 (t)		1,230,000	1,273,690
			3,677,095
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		1,860,000	1,939,329
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		1,390,000	1,449,951
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		4,065,000	4,318,819
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		850,000	924,757
			8,632,856
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		2,155,000	2,207,022
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (t)		1,405,000	1,421,915
TOTAL SAUDI ARABIA			40,454,460
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		1,710,000	1,716,474
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		9,113,000	8,333,747
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		1,019,000	1,029,832
TOTAL COMMUNICATION SERVICES			9,363,579

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		875,000	927,500
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,895,000	1,881,981
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	585,339
Sasol Financing USA LLC 6.5% 9/27/2028		870,000	857,168
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		930,000	945,644
			4,270,132
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		1,240,000	1,298,337
TOTAL MATERIALS			5,568,469

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		2,630,000	2,709,722
Eskom Holdings 8.45% 8/10/2028 (d)		1,470,000	1,574,186
			4,283,908
TOTAL SOUTH AFRICA			20,143,456
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		3,200,000	3,429,436
CaixaBank SA 3.625% 9/19/2032 (b)(t)	EUR	2,600,000	3,071,187

TOTAL SPAIN			6,500,623
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (t)	EUR	2,000,000	2,181,372
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (b)(d)		21,621,000	21,217,549
UBS Group AG 3.869% 1/12/2029 (b)(d)		11,793,000	11,721,660
UBS Group AG 4.125% 6/9/2033 (b)(t)	EUR	3,230,000	3,903,670
UBS Group AG 4.194% 4/1/2031 (b)(d)		36,361,000	36,104,924
UBS Group AG 4.75% 3/17/2032 (b)(t)	EUR	9,810,000	12,226,865
UBS Group AG 5.428% 2/8/2030 (b)(d)		65,000,000	67,336,021
			152,510,689
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(t)		4,156,000	4,192,957
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		2,600,000	2,621,443
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(t)		3,670,000	3,343,229
			10,157,629
TOTAL FINANCIALS			162,668,318

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		5,425,000	5,223,911
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		2,772,000	2,789,303
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		1,494,000	1,547,265
			9,560,479
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,294,000	1,559,920
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		835,000	579,490
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		5,344,000	5,068,015
			7,207,425
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (t)	EUR	895,000	1,051,088
TOTAL MATERIALS			8,258,513

TOTAL SWITZERLAND			180,487,310
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		2,281,000	2,365,123
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		1,375,000	967,753
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(d)		1,420,000	1,464,943
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (d)		1,140,000	1,138,928
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		1,355,000	1,392,263
			3,996,134
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		700,000	730,625
TOTAL TURKEY			4,726,759
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		1,360,207	1,051,712
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		1,370,000	1,313,487
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		1,244,558	1,122,928
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		5,030,000	4,426,400
			6,862,815
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		1,720,000	1,699,038
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		835,000	885,584
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		1,925,000	1,832,359
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		870,000	859,499
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		2,140,000	2,065,101
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		810,000	859,005
Sobha Sukuk Ltd 8.75% 7/17/2028 (t)		865,000	897,732
			9,098,318
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		2,070,000	2,011,134
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		1,480,000	1,470,750
			3,481,884
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(t)		2,355,000	2,474,964
Alpha Star Holding IX Ltd 7% 8/26/2028 (t)		1,395,000	1,420,529
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (t)		1,360,000	1,400,799
			5,296,292
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		1,960,000	1,602,222
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		880,000	886,556
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		985,000	994,289
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		1,720,000	1,702,267
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		520,000	534,538
			5,719,872
TOTAL UNITED ARAB EMIRATES			30,459,181
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (t)	EUR	2,300,000	2,654,681
Virgin Media Finance PLC 5% 7/15/2030 (d)		805,000	712,444
			3,367,125
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		3,775,000	3,519,753
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		2,325,000	2,124,645
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		1,030,000	1,025,741
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		240,000	250,325
			3,400,711
TOTAL COMMUNICATION SERVICES			10,287,589

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		2,525,000	2,654,209
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		2,185,000	2,342,932
			4,997,141
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (t)	GBP	2,344,000	2,617,717
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (t)	EUR	1,350,000	1,573,080
InterContinental Hotels Group PLC 3.375% 10/8/2028 (t)	GBP	2,700,000	3,468,388
Whitbread Group PLC 2.375% 5/31/2027 (t)	GBP	1,850,000	2,370,928
			7,412,396
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (t)	GBP	3,350,000	3,826,895
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		2,025,000	2,059,285
TOTAL CONSUMER DISCRETIONARY			20,913,434

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,764,612
BAT International Finance PLC 4.125% 4/12/2032 (t)	EUR	5,095,000	6,100,483
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (t)	EUR	1,030,000	1,296,331
Imperial Brands Finance PLC 3.875% 2/12/2034 (t)	EUR	5,675,000	6,509,926
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		12,116,000	12,468,004
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,840,976
Reynolds American Inc 5.85% 8/15/2045		22,737,000	22,667,648
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,985,432
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,747,175
			82,380,587
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		10,813,000	11,779,390
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (b)(t)	EUR	4,648,000	5,461,129
Barclays PLC 5.088% 6/20/2030 (b)		26,155,000	26,625,099
Barclays PLC 5.2% 5/12/2026		12,530,000	12,578,798
Barclays PLC 5.69% 3/12/2030 (b)		28,747,000	29,945,967
Barclays PLC 5.829% 5/9/2027 (b)		27,350,000	27,536,202
Barclays PLC 6.224% 5/9/2034 (b)		20,610,000	22,291,796
Barclays PLC 6.49% 9/13/2029 (b)		36,156,000	38,272,490
HSBC Holdings PLC 3.608% 12/1/2033 (b)(t)	EUR	1,100,000	1,280,057
HSBC Holdings PLC 4.787% 3/10/2032 (b)(t)	EUR	1,620,000	2,016,768
HSBC Holdings PLC 4.856% 5/23/2033 (b)(t)	EUR	3,240,000	4,064,517
HSBC Holdings PLC 5.813% 5/22/2033 (b)(t)	GBP	2,925,000	4,029,510
HSBC Holdings PLC 8.201% 11/16/2034 (b)(t)	GBP	2,665,000	3,898,186
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(t)	EUR	4,800,000	5,962,491
NatWest Group PLC 2.105% 11/28/2031 (b)(t)	GBP	2,330,000	3,023,231
NatWest Group PLC 3.073% 5/22/2028 (b)		17,464,000	17,213,956
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,174,175
NatWest Group PLC 7.416% 6/6/2033 (b)(t)	GBP	2,600,000	3,635,008
Standard Chartered PLC 3.864% 3/17/2033 (b)(t)	EUR	2,065,000	2,442,786
Virgin Money UK PLC 7.625% 8/23/2029 (b)(t)	GBP	5,000,000	7,166,435
			232,618,601
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (t)	EUR	3,200,000	3,731,834
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(t)	EUR	1,365,000	1,610,962
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (t)	GBP	2,600,000	3,981,283
TOTAL FINANCIALS			241,942,680

Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (t)	EUR	4,150,000	3,629,864
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (t)	GBP	1,425,000	1,856,818
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (t)	GBP	3,850,000	5,252,812
TOTAL INDUSTRIALS			10,739,494

Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(e)(f)		1,205,000	172,748
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (t)	GBP	1,600,000	2,150,703
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (t)	EUR	1,580,000	1,817,779
TOTAL REAL ESTATE			3,968,482

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (t)	EUR	1,770,000	2,054,991
NGG Finance PLC 2.125% 9/5/2082 (b)(t)	EUR	3,500,000	3,996,009
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (t)	EUR	3,275,000	3,816,738
			9,867,738
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		6,170,000	6,170,858
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		2,370,000	2,438,137
			8,608,995
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (t)	GBP	1,450,000	1,747,130
Anglian Water Services Financing PLC 5.875% 6/20/2031 (t)	GBP	3,103,000	4,257,609
Anglian Water Services Financing PLC 6.293% 7/30/2030 (t)	GBP	2,044,000	2,851,767
Anglian Water Services Financing PLC 6.625% 1/15/2029 (h)	GBP	650,000	906,592
Northumbrian Water Finance PLC 5.375% 7/22/2032 (t)	GBP	1,725,000	2,298,787
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (t)	EUR	3,525,000	4,091,579
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (t)	GBP	1,170,000	1,477,195
South West Water Finance PLC 5.25% 9/15/2031 (t)	GBP	2,820,000	3,762,817
South West Water Finance PLC 5.75% 12/11/2032 (t)	GBP	650,000	892,852
SW Finance I PLC 6.875% 8/7/2032 (t)	GBP	3,350,000	4,604,454
SW Finance I PLC 7.375% 12/12/2041 (t)	GBP	1,194,000	1,634,164
United Utilities Water Finance PLC 3.5% 2/27/2033 (t)	EUR	1,235,000	1,428,976
Wessex Water Services Finance PLC 6.125% 9/19/2034 (t)	GBP	2,115,000	2,877,966
Yorkshire Water Finance PLC 6% 7/22/2033 (t)	GBP	2,625,000	3,537,389
			36,369,277
TOTAL UTILITIES			54,846,010

TOTAL UNITED KINGDOM			437,030,414
UNITED STATES - 17.1%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		7,495,000	7,223,303
AT&T Inc 4.3% 2/15/2030		10,373,000	10,430,960
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		975,000	960,022
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		895,000	877,366
Cipher Compute LLC 7.125% 11/15/2030 (d)		2,515,000	2,555,089
Connect Holdings LLC 10.5% 4/3/2031 (d)		1,025,000	971,582
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		927,000	930,267
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		208,000	217,453
Level 3 Financing Inc 3.625% 1/15/2029 (d)		1,323,000	1,191,176
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,805,000	1,594,763
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,315,000	1,176,623
Level 3 Financing Inc 4% 4/15/2031 (d)		580,000	510,398
Level 3 Financing Inc 4.25% 7/1/2028 (d)		495,000	467,774
Level 3 Financing Inc 4.5% 4/1/2030 (d)		4,305,000	3,965,981
Level 3 Financing Inc 4.875% 6/15/2029 (d)		1,210,000	1,152,525
Level 3 Financing Inc 6.875% 6/30/2033 (d)		4,495,000	4,577,650
Level 3 Financing Inc 7% 3/31/2034 (d)		4,095,000	4,194,263
Lumen Technologies Inc 4.125% 4/15/2030 (d)		705,000	698,972
Lumen Technologies Inc 4.5% 1/15/2029 (d)		515,000	477,251
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	19,379,547
Verizon Communications Inc 4.75% 1/15/2033		19,384,000	19,501,883
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	26,152,155
Windstream Services LLC 7.5% 10/15/2033 (d)		5,970,000	6,075,556
WULF Compute LLC 7.75% 10/15/2030 (d)		6,680,000	6,906,589
			122,189,148
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		1,665,000	1,715,175
Snap Inc 6.875% 3/15/2034 (d)		1,110,000	1,134,643
			2,849,818
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		3,285,000	2,784,038
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		2,715,000	2,300,495
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		4,085,000	3,763,231
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,950,000	3,558,430
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		2,380,000	2,090,845
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		1,585,000	1,456,353
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,793,331
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		24,687,000	23,273,367
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		13,200,000	10,143,275
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	13,909,988
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	40,034,740
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	29,538,306
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	17,051,724
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	21,462,071
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,285,000	11,901,575
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	39,155,245
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,947,634
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		2,900,000	3,018,340
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		2,900,000	3,048,091
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		2,292,000	2,267,110
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		2,845,000	2,997,501
CMG Media Corp 8.875% 6/18/2029 (d)		515,000	422,300
Comcast Corp 3.9% 3/1/2038		3,341,000	2,933,853
Comcast Corp 4.65% 7/15/2042		7,870,000	6,969,316
Comcast Corp 6.45% 3/15/2037		1,399,000	1,553,968
CSC Holdings LLC 3.375% 2/15/2031 (d)		4,941,000	2,743,927
CSC Holdings LLC 4.125% 12/1/2030 (d)		3,630,000	2,070,394
CSC Holdings LLC 4.5% 11/15/2031 (d)		1,600,000	904,616
CSC Holdings LLC 4.625% 12/1/2030 (d)		3,078,000	1,099,272
CSC Holdings LLC 5.375% 2/1/2028 (d)		5,145,000	3,729,205
Discovery Communications LLC 5% 9/20/2037		965,000	820,829
Discovery Communications LLC 6.35% 6/1/2040		1,145,000	1,032,275
DISH DBS Corp 5.125% 6/1/2029		4,740,000	4,011,782
DISH DBS Corp 5.25% 12/1/2026 (d)		465,000	454,274
DISH DBS Corp 7.375% 7/1/2028		1,745,000	1,626,688
DISH DBS Corp 7.75% 7/1/2026		5,200,000	5,090,854
DISH Network Corp 11.75% 11/15/2027 (d)		3,054,000	3,189,017
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		1,715,000	1,553,241
EchoStar Corp 10.75% 11/30/2029		3,934,407	4,337,683
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		10,129,048	10,519,422
EW Scripps Co/The 9.875% 8/15/2030 (d)		2,170,000	2,186,837
Lamar Media Corp 5.375% 11/1/2033 (d)		3,090,000	3,093,367
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		2,145,000	2,273,177
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,268,066
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,325,456
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,791,226
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	30,281,716
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	26,264,467
Univision Communications Inc 7.375% 6/30/2030 (d)(u)		2,190,000	2,221,613
Univision Communications Inc 8% 8/15/2028 (d)		1,033,000	1,066,038
Univision Communications Inc 8.5% 7/31/2031 (d)(u)		6,856,000	7,092,498
Univision Communications Inc 9.375% 8/1/2032 (d)		5,020,000	5,329,041
Warnermedia Holdings Inc 4.279% 3/15/2032		445,000	406,619
Warnermedia Holdings Inc 5.05% 3/15/2042		3,345,000	2,675,565
Warnermedia Holdings Inc 5.141% 3/15/2052		825,000	617,100
			410,451,392
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	31,105,665
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,741,248
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	41,371,569
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	29,774,619
			125,993,101
TOTAL COMMUNICATION SERVICES			661,483,459

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		2,019,000	2,090,235
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		1,570,000	1,579,630
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		2,960,000	2,989,432
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		2,930,000	3,013,725
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		1,795,000	1,865,866
			11,538,888
Automobiles - 0.1%
American Honda Finance Corp 5.05% 8/20/2031	GBP	2,600,000	3,474,254
Ford Motor Co 3.25% 2/12/2032		54,000,000	47,434,539
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		1,935,000	1,853,996
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		3,130,000	3,214,122
			55,976,911
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		700,747	594,447
Saks Global Enterprises LLC 11% 12/15/2029 (d)		4,450,630	1,542,158
Wayfair LLC 6.75% 11/15/2032 (d)		2,045,000	2,086,622
Wayfair LLC 7.25% 10/31/2029 (d)(u)		5,106,000	5,311,501
Wayfair LLC 7.75% 9/15/2030 (d)		6,540,000	6,970,175
			16,504,903
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		895,000	913,270
Sotheby's 7.375% 10/15/2027 (d)		6,623,000	6,593,791
StoneMor Inc 8.5% 5/15/2029 (d)		5,050,000	4,931,236
TKC Holdings Inc 10.5% 5/15/2029 (d)		2,986,000	3,062,170
TKC Holdings Inc 6.875% 5/15/2028 (d)		2,605,000	2,624,402
			18,124,869
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (d)		1,025,000	1,032,964
Caesars Entertainment Inc 6% 10/15/2032 (d)(u)		1,080,000	1,030,353
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		2,035,000	2,069,904
Caesars Entertainment Inc 7% 2/15/2030 (d)		2,206,000	2,283,658
Carnival Corp 5.75% 3/15/2030 (d)		3,425,000	3,520,103
Carnival Corp 5.75% 8/1/2032 (d)		1,110,000	1,137,875
Carnival Corp 5.875% 6/15/2031 (d)		3,575,000	3,681,003
Carnival Corp 6.125% 2/15/2033 (d)		1,990,000	2,049,877
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		7,052,000	6,577,017
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		4,810,000	4,469,852
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		1,910,000	1,957,731
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		1,020,000	1,051,768
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		845,000	865,416
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(u)		1,305,000	1,353,339
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		2,045,000	2,082,828
Life Time Inc 6% 11/15/2031 (d)		3,455,000	3,523,350
Light & Wonder International Inc 6.25% 10/1/2033 (d)		3,075,000	3,093,896
Lindblad Expeditions LLC 7% 9/15/2030 (d)		1,275,000	1,307,618
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		3,010,000	2,046,800
McDonald's Corp 3.5% 5/21/2032 (t)	EUR	1,740,000	2,043,873
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,595,973
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		1,825,000	1,908,549
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		990,000	1,029,563
NCL Corp Ltd 5.875% 1/15/2031 (d)		315,000	310,857
NCL Corp Ltd 6.25% 9/15/2033 (d)		2,265,000	2,237,883
NCL Corp Ltd 6.75% 2/1/2032 (d)		2,300,000	2,334,270
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		2,195,000	2,194,038
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		1,680,000	1,692,966
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		2,070,000	2,115,665
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		3,835,000	3,948,581
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)		1,060,000	1,096,834
Times Square Hotel Trust 8.528% 8/1/2026 (d)		166,374	166,835
Viking Cruises Ltd 5.875% 10/15/2033 (d)		5,130,000	5,213,168
Viking Cruises Ltd 9.125% 7/15/2031 (d)		665,000	713,379
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		950,000	950,264
Yum! Brands Inc 4.625% 1/31/2032		3,760,000	3,702,248
Yum! Brands Inc 5.375% 4/1/2032		760,000	771,273
			84,161,571
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		1,020,000	966,450
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		1,110,000	1,115,655
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		1,655,000	1,679,957
Century Communities Inc 6.625% 9/15/2033 (d)		2,250,000	2,281,608
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		2,255,000	2,272,578
LGI Homes Inc 4% 7/15/2029 (d)(u)		1,068,000	976,035
LGI Homes Inc 7% 11/15/2032 (d)		6,665,000	6,529,518
LGI Homes Inc 8.75% 12/15/2028 (d)		1,092,000	1,137,682
New Home Co Inc/The 8.5% 11/1/2030 (d)		985,000	1,014,574
TopBuild Corp 4.125% 2/15/2032 (d)		1,870,000	1,782,994
TopBuild Corp 5.625% 1/31/2034 (d)		2,050,000	2,077,985
Whirlpool Corp 5.75% 3/1/2034		250,000	240,323
Whirlpool Corp 6.125% 6/15/2030		3,765,000	3,802,857
Whirlpool Corp 6.5% 6/15/2033		6,720,000	6,677,913
			32,556,129
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030		2,958,000	2,987,923
Carvana Co 10.25% 5/1/2030 (d)		220,000	238,150
Carvana Co 4.875% 9/1/2029 (d)		1,147,000	1,063,843
Carvana Co 5.5% 4/15/2027 (d)		1,262,000	1,246,225
Carvana Co 5.875% 10/1/2028 (d)		800,000	786,000
Carvana Co 9% 6/1/2030 pay-in-kind (b)(d)		999,080	1,047,597
Carvana Co 9% 6/1/2031 pay-in-kind (b)(d)		4,624,536	5,201,078
Champions Financing Inc 8.75% 2/15/2029 (d)(u)		2,533,000	2,524,923
LBM Acquisition LLC 6.25% 1/15/2029 (d)		1,450,000	1,297,052
LBM Acquisition LLC 9.5% 6/15/2031 (d)		2,990,000	3,081,853
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,368,868
Park River Holdings Inc 8% 3/15/2031 (d)		775,000	800,615
SGUS LLC 11% 12/15/2029 (d)		2,399,825	1,944,712
Staples Inc 10.75% 9/1/2029 (d)		5,731,000	5,632,662
Staples Inc 12.75% 1/15/2030 (d)		3,212,485	2,532,059
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(u)		1,450,000	1,527,906
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		1,015,000	1,035,216
			35,316,682
TOTAL CONSUMER DISCRETIONARY			254,179,953

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		3,000,000	2,876,168
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		3,090,000	3,066,725
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		1,030,000	1,044,076
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		1,030,000	1,038,306
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		1,940,000	2,008,891
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,211,000	2,053,633
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		3,895,000	4,069,216
Kroger Co/The 5% 9/15/2034		19,550,000	19,863,328
Mars Inc 4.8% 3/1/2030 (d)		23,196,000	23,761,547
Mars Inc 5% 3/1/2032 (d)		17,414,000	17,996,790
Performance Food Group Inc 6.125% 9/15/2032 (d)		1,995,000	2,052,439
US Foods Inc 4.75% 2/15/2029 (d)		2,565,000	2,553,053
US Foods Inc 5.75% 4/15/2033 (d)		1,445,000	1,471,009
US Foods Inc 6.875% 9/15/2028 (d)		1,025,000	1,060,156
			84,915,337
Food Products - 0.0%
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)(u)		4,500,000	4,365,579
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)(u)		850,000	813,563
Post Holdings Inc 4.625% 4/15/2030 (d)		2,230,000	2,172,052
Post Holdings Inc 5.5% 12/15/2029 (d)		2,695,000	2,695,468
Post Holdings Inc 6.25% 10/15/2034 (d)		1,080,000	1,096,893
Post Holdings Inc 6.25% 2/15/2032 (d)		1,930,000	1,992,854
Post Holdings Inc 6.375% 3/1/2033 (d)		1,640,000	1,659,952
			14,796,361
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		1,510,000	1,545,871
Tobacco - 0.2%
Altria Group Inc 3.875% 9/16/2046		28,850,000	22,032,889
Altria Group Inc 4.25% 8/9/2042		17,795,000	15,114,203
Altria Group Inc 4.5% 5/2/2043		11,887,000	10,318,277
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,361,131
Altria Group Inc 5.95% 2/14/2049		14,275,000	14,563,093
Philip Morris International Inc 3.25% 6/6/2032	EUR	6,405,000	7,382,263
			72,771,856
TOTAL CONSUMER STAPLES			174,029,425

Energy - 1.6%
Energy Equipment & Services - 0.1%
Halliburton Co 4.85% 11/15/2035		5,447,000	5,418,729
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		1,380,000	1,407,674
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		1,580,000	1,623,428
Nabors Industries Inc 8.875% 8/15/2031 (d)		1,669,000	1,629,780
Nabors Industries Inc 9.125% 1/31/2030 (d)(u)		505,000	529,462
Nabors Industries Ltd 7.5% 1/15/2028 (d)		2,565,000	2,568,309
Star Holding LLC 8.75% 8/1/2031 (d)		1,505,000	1,519,330
Transocean Aquila Ltd 8% 9/30/2028 (d)		791,769	812,693
Transocean International Ltd 7.875% 10/15/2032 (d)		570,000	594,174
Transocean International Ltd 8.25% 5/15/2029 (d)		1,485,000	1,510,567
Transocean International Ltd 8.5% 5/15/2031 (d)		1,915,000	1,930,567
Transocean International Ltd 8.75% 2/15/2030 (d)		1,035,000	1,079,097
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		2,050,000	2,068,374
WBI Operating LLC 6.25% 10/15/2030 (d)		1,645,000	1,645,658
WBI Operating LLC 6.5% 10/15/2033 (d)		1,645,000	1,644,202
			25,982,044
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		1,135,000	1,140,611
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		1,175,000	1,197,554
California Resources Corp 7% 1/15/2034 (d)		205,000	204,484
California Resources Corp 8.25% 6/15/2029 (d)		5,045,000	5,278,458
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		2,070,000	2,063,634
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		4,655,000	4,650,252
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		980,000	1,021,107
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		2,435,000	2,335,486
CNX Resources Corp 7.25% 3/1/2032 (d)		2,245,000	2,341,194
CNX Resources Corp 7.375% 1/15/2031 (d)(u)		1,875,000	1,946,435
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		3,692,000	3,919,629
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		9,954,000	10,689,148
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		2,975,000	3,190,601
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		5,356,000	5,778,900
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		3,206,000	3,536,070
Comstock Resources Inc 5.875% 1/15/2030 (d)		3,274,000	3,181,014
Comstock Resources Inc 6.75% 3/1/2029 (d)		2,380,000	2,387,216
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		3,220,000	3,488,130
CVR Energy Inc 8.5% 1/15/2029 (d)		2,408,000	2,476,558
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		2,420,000	2,451,000
DCP Midstream Operating LP 6.45% 11/3/2036 (d)		8,754,000	9,341,237
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		5,050,000	5,078,780
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		330,000	338,075
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		2,435,000	2,552,260
Energy Transfer LP 3.75% 5/15/2030		18,703,000	18,246,184
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,784,170
Energy Transfer LP 5% 5/15/2050		7,537,000	6,408,938
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,767,397
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,202,965
Energy Transfer LP 6.5% 2/15/2056 (b)		222,000	218,860
Energy Transfer LP 6.75% 2/15/2056 (b)		222,000	220,903
Energy Transfer LP 7.375% 2/1/2031 (d)		1,445,000	1,503,750
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		3,925,000	4,049,254
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,640,000	1,659,847
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		900,000	914,089
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(u)		1,010,000	1,059,002
Harvest Midstream I LP 7.5% 5/15/2032 (d)		1,085,000	1,127,455
Harvest Midstream I LP 7.5% 9/1/2028 (d)		3,090,000	3,133,776
Hess Corp 5.8% 4/1/2047		15,757,000	16,438,310
Hess Corp 7.125% 3/15/2033		3,656,000	4,272,203
Hess Corp 7.3% 8/15/2031		8,054,000	9,321,235
Hess Corp 7.875% 10/1/2029		13,500,000	15,350,572
Hess Midstream Operations LP 4.25% 2/15/2030 (d)		915,000	892,425
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		3,182,000	3,182,621
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		850,000	858,861
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		1,670,000	1,698,103
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		910,000	941,649
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		1,110,000	1,137,915
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		940,000	992,158
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	26,666,513
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,317,976
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,824,615
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,606,712
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,775,000	1,789,148
Kinetik Holdings LP 6.625% 12/15/2028 (d)		3,520,000	3,621,144
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		3,258,000	3,124,643
MPLX LP 4.8% 2/15/2029		3,672,000	3,730,912
MPLX LP 4.95% 9/1/2032		22,661,000	22,842,617
MPLX LP 5.5% 2/15/2049		11,018,000	10,225,469
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	17,368,428
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	18,903,888
Occidental Petroleum Corp 6.625% 9/1/2030		27,000,000	29,098,332
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	24,165,086
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,555,077
ONEOK Inc 4.4% 10/15/2029		8,925,000	8,952,796
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,441,518
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (u)		505,000	499,552
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		5,080,000	5,003,369
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		2,780,000	2,922,315
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,776,516
Prairie Acquiror LP 9% 8/1/2029 (d)		645,000	666,709
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		220,000	215,615
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		1,580,000	1,580,518
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		2,480,000	2,601,981
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		990,000	1,029,201
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	31,183,741
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,125,000	2,082,678
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,085,000	2,091,624
Sunoco LP 4.5% 10/1/2029 (d)		1,115,000	1,086,379
Sunoco LP 4.625% 5/1/2030 (d)		5,315,000	5,181,267
Sunoco LP 5.625% 3/15/2031 (d)		1,125,000	1,131,400
Sunoco LP 5.875% 3/15/2034 (d)		1,125,000	1,132,247
Sunoco LP 6.25% 7/1/2033 (d)		2,275,000	2,336,704
Sunoco LP 6.625% 8/15/2032 (d)		1,735,000	1,788,667
Sunoco LP 7% 5/1/2029 (d)		950,000	988,884
Sunoco LP 7.25% 5/1/2032 (d)		970,000	1,023,694
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		2,765,000	2,763,427
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		6,967,000	6,943,777
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		4,290,000	4,240,004
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		1,125,000	1,126,330
Talos Production Inc 9% 2/1/2029 (d)		885,000	923,024
Talos Production Inc 9.375% 2/1/2031 (d)(u)		1,240,000	1,306,653
Targa Resources Corp 4.35% 1/15/2029		9,015,000	9,045,330
Targa Resources Corp 4.9% 9/15/2030		12,135,000	12,377,052
Targa Resources Corp 5.65% 2/15/2036		29,221,000	30,195,983
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,782,235
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		3,570,000	3,692,462
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		2,935,000	3,076,298
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		1,790,000	1,950,520
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,840,000	2,049,924
Western Gas Partners LP 4.05% 2/1/2030 (h)		19,000,000	18,685,819
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,044,447
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,735,354
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	31,496,084
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	23,741,880
			644,705,013
TOTAL ENERGY			670,687,057

Financials - 7.0%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)		34,460,000	30,911,962
Bank of America Corp 2.496% 2/13/2031 (b)		10,000,000	9,344,709
Bank of America Corp 3.419% 12/20/2028 (b)		14,844,000	14,660,222
Bank of America Corp 3.705% 4/24/2028 (b)		20,736,000	20,629,036
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,400,001
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	10,041,362
Bank of America Corp 5.015% 7/22/2033 (b)		202,394,000	208,241,293
Bank of America Corp 5.468% 1/23/2035 (b)		31,000,000	32,604,002
Citigroup Inc 2.666% 1/29/2031 (b)		10,000,000	9,372,334
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	2,000,000	2,363,890
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,393,378
Citigroup Inc 4.412% 3/31/2031 (b)		42,031,000	42,166,711
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,348,435
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,576,410
Citigroup Inc 4.91% 5/24/2033 (b)		98,011,000	99,814,475
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,782,268
JPMorgan Chase & Co 2.739% 10/15/2030 (b)		10,000,000	9,501,577
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		16,800,000	15,861,337
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		40,200,000	40,646,316
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		60,900,000	61,706,368
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		89,633,000	90,547,345
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		89,141,000	91,526,863
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		24,460,000	25,367,192
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		35,000,000	36,089,472
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		45,000,000	47,076,042
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		29,053,000	30,862,183
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		41,000,000	43,769,466
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)		25,000,000	24,877,873
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,979,201
Wells Fargo & Co 2.572% 2/11/2031 (b)		10,000,000	9,363,464
Wells Fargo & Co 3.526% 3/24/2028 (b)		33,177,000	32,936,279
Wells Fargo & Co 4.478% 4/4/2031 (b)		58,414,000	59,050,605
Wells Fargo & Co 4.897% 7/25/2033 (b)		54,000,000	55,238,690
Wells Fargo & Co 5.15% 4/23/2031 (b)		33,112,000	34,292,255
Wells Fargo & Co 5.389% 4/24/2034 (b)		29,117,000	30,523,592
Wells Fargo & Co 5.499% 1/23/2035 (b)		10,279,000	10,808,612
Wells Fargo & Co 5.574% 7/25/2029 (b)		33,000,000	34,201,459
Wells Fargo & Co 5.605% 4/23/2036 (b)		29,243,000	31,015,328
Wells Fargo & Co 6.303% 10/23/2029 (b)		20,000,000	21,177,757
Western Alliance Bancorp 3% 6/15/2031 (b)		3,979,000	3,807,823
			1,391,877,587
Capital Markets - 2.0%
Ares Strategic Income Fund 5.45% 9/9/2028 (d)		19,771,000	19,866,853
Ares Strategic Income Fund 5.8% 9/9/2030 (d)		15,997,000	16,168,244
Athene Global Funding 5.339% 1/15/2027 (d)		46,561,000	47,163,520
Athene Global Funding 5.583% 1/9/2029 (d)		20,758,000	21,346,255
Blackstone Private Credit Fund 4.875% 4/14/2026 (t)	GBP	2,751,000	3,639,253
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		34,782,000	31,276,591
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,394,758
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		64,036,000	59,267,820
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		128,004,000	127,135,252
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	69,764,629
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,857,522
Hightower Holding LLC 6.75% 4/15/2029 (d)		1,140,000	1,141,161
Hightower Holding LLC 9.125% 1/31/2030 (d)		3,200,000	3,401,213
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,093,000	3,146,466
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		4,545,000	4,753,520
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		2,420,000	2,549,295
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		2,630,000	2,498,150
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		1,515,000	1,478,570
Moody's Corp 3.25% 1/15/2028		7,339,000	7,226,745
Morgan Stanley 2.699% 1/22/2031 (b)		10,000,000	9,395,035
Morgan Stanley 3.622% 4/1/2031 (b)		39,278,000	38,297,768
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	2,550,000	3,036,707
Morgan Stanley 4.431% 1/23/2030 (b)		14,132,000	14,237,851
Morgan Stanley 4.889% 7/20/2033 (b)		69,805,000	71,457,312
Morgan Stanley 5.192% 4/17/2031 (b)		22,172,000	22,948,021
Morgan Stanley 5.25% 4/21/2034 (b)		45,000,000	46,717,675
Morgan Stanley 5.449% 7/20/2029 (b)		16,205,000	16,747,465
Morgan Stanley 5.664% 4/17/2036 (b)		17,585,000	18,668,016
Morgan Stanley 5.831% 4/19/2035 (b)		32,000,000	34,322,710
Morgan Stanley 6.407% 11/1/2029 (b)		70,000,000	74,325,633
MSCI Inc 5.15% 3/15/2036		7,209,000	7,200,212
MSCI Inc 5.25% 9/1/2035		20,203,000	20,428,878
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		995,000	1,029,928
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		1,658,000	1,740,101
			819,629,129
Consumer Finance - 0.8%
Ally Financial Inc 6.646% 1/17/2040 (b)		3,766,000	3,783,767
Ally Financial Inc 6.7% 2/14/2033		3,950,000	4,135,278
Ally Financial Inc 7.1% 11/15/2027		32,320,000	33,846,450
Ally Financial Inc 8% 11/1/2031		21,184,000	24,107,010
Capital One Financial Corp 3.273% 3/1/2030 (b)		22,490,000	21,835,773
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	52,153,974
Capital One Financial Corp 3.8% 1/31/2028		18,436,000	18,337,607
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	11,978,924
Capital One Financial Corp 4.5% 1/30/2026		15,184,000	15,184,000
Capital One Financial Corp 5.247% 7/26/2030 (b)		35,910,000	37,006,555
Capital One Financial Corp 5.817% 2/1/2034 (b)		3,085,000	3,247,800
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,572,000	3,881,982
Capital One Financial Corp 7.624% 10/30/2031 (b)		47,805,000	54,094,098
Encore Capital Group Inc 6.625% 4/15/2031 (d)		205,000	204,937
Encore Capital Group Inc 8.5% 5/15/2030 (d)		3,590,000	3,820,737
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,050,000	2,438,987
Ford Motor Credit Co LLC 5.73% 9/5/2030		2,014,000	2,049,669
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	2,225,000	2,996,749
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.1298% 3/6/2026 (b)(c)		2,490,000	2,503,151
LFS Topco LLC 8.75% 7/15/2030 (d)		4,200,000	4,106,477
Navient Corp 4.875% 3/15/2028		505,000	498,615
Navient Corp 5% 3/15/2027		1,150,000	1,148,983
Navient Corp 5.5% 3/15/2029 (u)		1,150,000	1,132,938
Navient Corp 5.625% 8/1/2033		735,000	662,384
Navient Corp 7.875% 6/15/2032 (u)		1,960,000	2,025,176
OneMain Finance Corp 3.875% 9/15/2028		3,210,000	3,115,216
OneMain Finance Corp 6.125% 5/15/2030		1,850,000	1,879,746
OneMain Finance Corp 6.5% 3/15/2033		1,125,000	1,130,445
OneMain Finance Corp 6.625% 5/15/2029 (u)		2,410,000	2,493,796
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,037,369
OneMain Finance Corp 7.125% 11/15/2031		850,000	885,608
OneMain Finance Corp 7.125% 3/15/2026		1,482,000	1,491,451
OneMain Finance Corp 7.125% 9/15/2032		920,000	952,813
PRA Group Inc 8.875% 1/31/2030 (d)		1,808,000	1,874,353
SLM Corp 6.5% 1/31/2030		2,125,000	2,214,972
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)		3,171,000	3,200,427
Synchrony Financial 3.95% 12/1/2027		19,808,000	19,644,460
			347,102,677
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031 (u)		4,089,000	3,835,725
Block Inc 5.625% 8/15/2030 (d)		1,815,000	1,849,365
Block Inc 6% 8/15/2033 (d)		1,425,000	1,464,553
Block Inc 6.5% 5/15/2032		5,110,000	5,340,323
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		3,850,000	4,088,508
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		1,820,000	1,779,305
Clue Opco LLC 9.5% 10/15/2031 (d)		1,152,000	1,192,790
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	23,968,588
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,751,532
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	11,205,513
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,308,861
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		2,060,000	2,086,154
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		1,025,000	1,036,430
Equitable Holdings Inc 4.572% 2/15/2029 (d)		4,941,000	4,969,393
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		3,089,000	3,147,466
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		2,810,000	2,817,025
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		5,605,000	4,881,963
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		4,641,000	4,581,358
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,338,000	1,336,719
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,780,000	2,687,302
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	397,947
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		3,570,000	3,401,556
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,443,630
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,416,344
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,444,890
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		33,235,000	30,057,548
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		9,085,000	8,512,767
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		1,580,000	1,652,911
NFE Financing LLC 12% 11/15/2029 (d)(f)		11,485,797	2,910,501
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		1,925,000	1,983,574
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		1,855,000	1,930,792
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		2,095,000	2,187,058
Pine Street Trust II 5.568% 2/15/2049 (d)		19,200,000	18,259,179
Rocket Cos Inc 6.125% 8/1/2030 (d)		3,240,000	3,363,321
Rocket Cos Inc 6.375% 8/1/2033 (d)		3,365,000	3,523,720
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		1,970,000	2,047,642
UWM Holdings LLC 6.25% 3/15/2031 (d)		2,270,000	2,280,036
UWM Holdings LLC 6.625% 2/1/2030 (d)		3,470,000	3,526,221
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,755,000	1,803,856
WEX Inc 6.5% 3/15/2033 (d)		3,020,000	3,080,143
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		4,810,000	4,993,930
			214,546,439
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		930,000	952,580
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		810,000	841,093
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		810,000	848,943
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		500,000	514,357
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		3,269,000	3,328,679
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		985,000	1,018,317
AmWINS Group Inc 4.875% 6/30/2029 (d)		355,000	346,238
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		3,355,000	3,383,182
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		42,017,000	39,609,342
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)		8,055,000	8,112,156
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,889,233
Unum Group 4% 6/15/2029		15,636,000	15,471,066
Unum Group 4.046% 8/15/2041 (d)		1,112,000	914,162
Unum Group 5.75% 8/15/2042		15,440,000	15,483,144
Western-Southern Global Funding 4.9% 5/1/2030 (d)		9,668,000	9,946,330
			113,658,822
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		2,055,000	2,076,014
Rithm Capital Corp 8% 4/1/2029 (d)		1,000,000	1,021,644
Rithm Capital Corp 8% 7/15/2030 (d)		2,035,000	2,074,204
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		490,000	486,228
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		1,030,000	1,037,040
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		1,640,000	1,666,809
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,495,000	1,538,950
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		700,000	729,690
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		1,805,000	1,884,294
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		1,045,000	1,107,481
			13,622,354
TOTAL FINANCIALS			2,900,437,008

Health Care - 1.0%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,520,000	3,141,424
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)		2,196,000	2,132,460
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		7,400,000	7,653,968
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		1,647,000	1,734,563
			11,520,991
Health Care Providers & Services - 0.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		1,760,000	1,793,560
Centene Corp 2.45% 7/15/2028		29,620,000	27,613,275
Centene Corp 2.625% 8/1/2031		13,830,000	11,850,393
Centene Corp 3.375% 2/15/2030		24,530,000	22,525,455
Centene Corp 4.25% 12/15/2027		15,485,000	15,294,778
Centene Corp 4.625% 12/15/2029		24,065,000	23,264,004
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		8,275,000	7,403,141
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		8,970,000	8,473,918
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		4,055,000	3,369,372
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		1,925,000	2,047,196
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,231,655
CVS Health Corp 3% 8/15/2026		2,303,000	2,284,428
CVS Health Corp 3.625% 4/1/2027		7,027,000	6,978,292
CVS Health Corp 4.78% 3/25/2038		18,481,000	17,566,705
CVS Health Corp 5% 1/30/2029		10,678,000	10,924,902
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,535,050
CVS Health Corp 6.75% 12/10/2054 (b)		3,717,000	3,852,065
CVS Health Corp 7% 3/10/2055 (b)		4,731,000	4,974,008
DaVita Inc 3.75% 2/15/2031 (d)		1,165,000	1,080,313
DaVita Inc 4.625% 6/1/2030 (d)		5,420,000	5,257,062
DaVita Inc 6.75% 7/15/2033 (d)		2,790,000	2,899,131
DaVita Inc 6.875% 9/1/2032 (d)		2,880,000	2,996,721
Global Medical Response Inc 7.375% 10/1/2032 (d)		1,000,000	1,053,601
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,077,000	1,015,870
HCA Inc 3.5% 9/1/2030		20,891,000	20,108,946
HCA Inc 3.625% 3/15/2032		3,086,000	2,927,260
HCA Inc 5.5% 6/1/2033		18,000,000	18,882,484
HCA Inc 5.625% 9/1/2028		16,701,000	17,247,403
HCA Inc 5.875% 2/1/2029		15,195,000	15,831,252
Humana Inc 3.7% 3/23/2029		9,378,000	9,204,316
LifePoint Health Inc 10% 6/1/2032 (d)		1,436,000	1,517,810
ModivCare Inc 5% 10/1/2029 (d)(f)		950,000	95
Molina Healthcare Inc 6.25% 1/15/2033 (d)		6,170,000	6,183,987
Molina Healthcare Inc 6.5% 2/15/2031 (d)		3,080,000	3,146,264
Owens & Minor Inc 4.5% 3/31/2029 (d)(u)		1,240,000	876,924
Owens & Minor Inc 6.625% 4/1/2030 (d)		2,510,000	1,609,678
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		2,355,000	2,361,676
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		2,335,000	2,475,567
Radiology Partners Inc 8.5% 7/15/2032 (d)		1,195,000	1,241,306
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		269,548	260,788
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	32,999,732
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		1,167,000	1,197,596
Tenet Healthcare Corp 4.25% 6/1/2029		1,655,000	1,622,205
Tenet Healthcare Corp 4.375% 1/15/2030 (u)		3,385,000	3,317,008
Tenet Healthcare Corp 4.625% 6/15/2028		3,035,000	3,036,284
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		3,090,000	3,138,964
Tenet Healthcare Corp 6% 11/15/2033 (d)		1,680,000	1,734,647
Tenet Healthcare Corp 6.125% 10/1/2028		2,495,000	2,505,803
Tenet Healthcare Corp 6.125% 6/15/2030		2,691,000	2,750,581
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	692,852
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	7,092,268
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		5,081,000	5,161,676
			368,410,267
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		4,145,000	4,335,525
IQVIA Inc 6.5% 5/15/2030 (d)		1,445,000	1,503,329
			5,838,854
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		865,000	834,562
Charles River Laboratories International Inc 4% 3/15/2031 (d)		225,000	212,845
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		1,135,000	1,123,216
			2,170,623
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		6,899,000	7,132,290
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		1,370,000	1,364,162
Bausch Health Cos Inc 11% 9/30/2028 (d)		2,005,000	2,095,763
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		2,850,000	2,579,237
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,130,000	830,550
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		4,279,000	4,484,957
Mylan Inc 4.55% 4/15/2028		13,507,000	13,501,665
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		3,310,000	3,225,815
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(u)		3,635,000	3,044,148
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		1,320,000	1,187,863
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(u)		3,469,000	2,917,203
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,257,089
			46,620,742
TOTAL HEALTH CARE			437,702,901

Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		2,440,000	2,515,078
Axon Enterprise Inc 6.25% 3/15/2033 (d)		2,425,000	2,517,713
Boeing Co 3.55% 3/1/2038		2,570,000	2,180,286
Boeing Co 5.15% 5/1/2030		18,842,000	19,420,081
Boeing Co 5.705% 5/1/2040		13,710,000	14,084,820
Boeing Co 5.805% 5/1/2050		3,812,000	3,796,189
Boeing Co 5.93% 5/1/2060		13,710,000	13,610,891
Boeing Co 6.259% 5/1/2027		3,585,000	3,682,960
Boeing Co 6.298% 5/1/2029		8,683,000	9,234,818
Boeing Co 6.388% 5/1/2031		6,576,000	7,154,791
Boeing Co 6.528% 5/1/2034		7,038,000	7,826,105
Boeing Co 6.858% 5/1/2054		10,596,000	12,071,700
Boeing Co 7.008% 5/1/2064		10,000,000	11,451,117
BWX Technologies Inc 4.125% 6/30/2028 (d)		3,265,000	3,203,182
Carpenter Technology Corp 5.625% 3/1/2034 (d)		2,825,000	2,871,194
OneSky Flight LLC 8.875% 12/15/2029 (d)		2,005,000	2,121,877
TransDigm Inc 6% 1/15/2033 (d)		1,085,000	1,109,417
TransDigm Inc 6.25% 1/31/2034 (d)		740,000	767,261
TransDigm Inc 6.375% 3/1/2029 (d)		4,655,000	4,794,650
TransDigm Inc 6.375% 5/31/2033 (d)		2,785,000	2,854,614
TransDigm Inc 6.625% 3/1/2032 (d)		1,210,000	1,257,641
TransDigm Inc 6.75% 1/31/2034 (d)		3,270,000	3,416,626
TransDigm Inc 6.75% 8/15/2028 (d)		1,980,000	2,019,600
TransDigm Inc 7.125% 12/1/2031 (d)		415,000	435,084
			134,397,695
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(u)		6,427,000	6,631,996
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		1,950,000	2,060,931
			8,692,927
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		2,215,000	2,327,064
Builders FirstSource Inc 4.25% 2/1/2032 (d)		2,465,000	2,342,875
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,075,000	1,118,126
Builders FirstSource Inc 6.75% 5/15/2035 (d)(u)		4,590,000	4,841,042
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		1,880,000	1,572,150
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,749,313
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		1,570,000	785,491
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		895,000	718,650
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		5,350,000	5,544,489
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		1,050,000	1,099,027
JH North America Holdings Inc 6.125% 7/31/2032 (d)		175,000	179,389
Masterbrand Inc 7% 7/15/2032 (d)		1,135,000	1,170,928
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,055,000	1,077,738
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		4,040,000	4,143,606
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,955,000	2,016,866
			31,686,754
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (d)		2,055,000	2,085,733
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,090,000	2,049,279
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		2,520,000	2,604,657
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		3,780,000	3,979,799
Artera Services LLC 8.5% 2/15/2031 (d)		11,760,000	10,165,888
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(u)		5,537,000	5,429,897
Clean Harbors Inc 6.375% 2/1/2031 (d)(u)		945,000	971,279
CoreCivic Inc 4.75% 10/15/2027		4,815,000	4,791,845
CoreCivic Inc 8.25% 4/15/2029		980,000	1,032,452
GEO Group Inc/The 10.25% 4/15/2031		2,965,000	3,253,488
GEO Group Inc/The 8.625% 4/15/2029		3,010,000	3,171,788
GFL Environmental Inc 3.5% 9/1/2028 (d)		1,685,000	1,653,270
GFL Environmental Inc 6.75% 1/15/2031 (d)		405,000	425,178
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		4,710,000	4,761,984
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		4,250,000	4,218,125
OT Midco Inc 10% 2/15/2030 (d)		4,121,000	1,633,162
Reworld Holding Corp 4.875% 12/1/2029 (d)		1,093,000	1,035,733
Williams Scotsman Inc 6.625% 4/15/2030 (d)		1,210,000	1,249,435
Williams Scotsman Inc 6.625% 6/15/2029 (d)		1,755,000	1,810,749
			56,323,741
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		3,845,000	3,952,429
Amsted Industries Inc 6.375% 3/15/2033 (d)		1,990,000	2,058,794
Pike Corp 5.5% 9/1/2028 (d)		1,833,000	1,828,418
Pike Corp 8.625% 1/31/2031 (d)		3,095,000	3,272,051
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		4,284,000	4,297,023
			15,408,715
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		902,000	880,717
WESCO Distribution Inc 6.375% 3/15/2033 (d)(u)		3,110,000	3,252,644
			4,133,361
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		1,665,000	1,714,340
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		3,930,000	4,041,113
Uber Technologies Inc 4.15% 1/15/2031		16,423,000	16,351,053
Uber Technologies Inc 4.8% 9/15/2035		12,955,000	12,949,121
XPO Inc 7.125% 2/1/2032 (d)(u)		2,855,000	3,016,656
XPO Inc 7.125% 6/1/2031 (d)		940,000	983,340
			39,055,623
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		1,425,000	1,404,619
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		1,630,000	1,727,818
			3,132,437
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (d)		2,255,000	2,275,542
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)		3,860,000	4,177,088
Chart Industries Inc 7.5% 1/1/2030 (d)		256,000	266,736
Enpro Inc 6.125% 6/1/2033 (d)		2,005,000	2,071,169
			8,790,535
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		155,500	155,773
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		2,897,000	2,861,511
			3,017,284
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		2,433,000	2,553,815
CACI International Inc 6.375% 6/15/2033 (d)		3,385,000	3,528,876
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		3,830,000	3,568,636
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		2,513,000	2,360,051
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		1,681,000	1,664,407
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		965,000	963,836
Paychex Inc 5.1% 4/15/2030		2,986,000	3,068,642
Paychex Inc 5.35% 4/15/2032		4,153,000	4,319,027
Paychex Inc 5.6% 4/15/2035		3,253,000	3,417,270
Science Applications International Corp 5.875% 11/1/2033 (d)		3,090,000	3,078,049
TriNet Group Inc 3.5% 3/1/2029 (d)		2,190,000	2,066,477
Verisk Analytics Inc 4.5% 8/15/2030		8,183,000	8,249,280
Verisk Analytics Inc 5.125% 2/15/2036		18,396,000	18,659,524
			57,497,890
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		1,005,000	1,054,043
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(u)		1,860,000	1,980,260
Herc Holdings Inc 7% 6/15/2030 (d)		3,605,000	3,784,284
Herc Holdings Inc 7.25% 6/15/2033 (d)		2,675,000	2,831,886
QXO Building Products Inc 6.75% 4/30/2032 (d)		6,110,000	6,380,771
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		980,000	1,009,679
United Rentals North America Inc 5.375% 11/15/2033 (d)		5,130,000	5,141,781
United Rentals North America Inc 6.125% 3/15/2034 (d)		3,195,000	3,336,858
			25,519,562
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		980,000	1,025,638
TOTAL INDUSTRIALS			388,682,162

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(u)		2,210,000	2,190,180
Dell International LLC / EMC Corp 4.15% 2/15/2029		16,818,000	16,795,189
Dell International LLC / EMC Corp 4.5% 2/15/2031		33,281,000	33,283,996
Dell International LLC / EMC Corp 4.75% 10/6/2032		22,184,000	22,243,261
Dell International LLC / EMC Corp 5.1% 2/15/2036		40,930,000	40,874,924
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,612,438
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,735,000	1,776,223
Lightning Power LLC 7.25% 8/15/2032 (d)		2,020,000	2,143,576
Sensata Technologies Inc 3.75% 2/15/2031 (d)		950,000	888,396
Sensata Technologies Inc 6.625% 7/15/2032 (d)		1,780,000	1,860,773
TTM Technologies Inc 4% 3/1/2029 (d)		1,165,000	1,128,371
			131,797,327
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		4,925,000	4,877,922
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,795,000	1,777,706
CoreWeave Inc 9% 2/1/2031 (d)		5,615,000	5,080,980
CoreWeave Inc 9.25% 6/1/2030 (d)		3,505,000	3,233,732
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		2,440,000	2,335,094
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		2,655,000	2,654,890
			19,960,324
Semiconductors & Semiconductor Equipment - 0.5%
Amkor Technology Inc 5.875% 10/1/2033 (d)		1,010,000	1,028,200
Broadcom Inc 1.95% 2/15/2028		6,532,000	6,263,477
Broadcom Inc 2.45% 2/15/2031		63,710,000	58,564,669
Broadcom Inc 2.6% 2/15/2033		92,472,000	82,207,555
Broadcom Inc 3.419% 4/15/2033		5,015,000	4,699,589
Entegris Inc 3.625% 5/1/2029 (d)		1,325,000	1,264,169
Entegris Inc 4.75% 4/15/2029 (d)		5,435,000	5,424,375
Entegris Inc 5.95% 6/15/2030 (d)		5,300,000	5,425,690
ON Semiconductor Corp 3.875% 9/1/2028 (d)		1,660,000	1,618,225
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (b)		1,182,698	957,985
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(d)		1,100,548	1,205,100
			168,659,034
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		3,594,000	3,785,912
Cloud Software Group Inc 9% 9/30/2029 (d)		9,178,000	9,467,410
Fair Isaac Corp 6% 5/15/2033 (d)		3,590,000	3,689,982
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,855,000	2,126,017
Oracle Corp 4.45% 9/26/2030		12,655,000	12,469,889
Oracle Corp 4.8% 9/26/2032		21,108,000	20,751,364
Oracle Corp 5.2% 9/26/2035		19,216,000	18,829,570
Oracle Corp 5.875% 9/26/2045		11,851,000	11,174,501
Oracle Corp 5.95% 9/26/2055		14,857,000	13,921,544
Oracle Corp 6.1% 9/26/2065		15,291,000	14,240,046
Rackspace Finance LLC 3.5% 5/15/2028 (d)		3,657,300	1,478,781
UKG Inc 6.875% 2/1/2031 (d)		2,260,000	2,333,120
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		6,640,000	6,986,515
			121,254,651
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		1,925,000	1,978,860
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		1,265,000	1,302,563
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		850,000	902,997
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		1,045,000	1,113,201
			5,297,621
TOTAL INFORMATION TECHNOLOGY			446,968,957

Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		5,228,415	4,561,792
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		970,000	1,025,224
Celanese US Holdings LLC 6.5% 4/15/2030		1,410,000	1,407,768
Celanese US Holdings LLC 6.75% 4/15/2033 (u)		4,490,000	4,468,399
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		13,022,000	13,460,946
Celanese US Holdings LLC 6.879% 7/15/2032 (b)		17,045,000	17,389,531
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		15,205,000	15,761,336
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		9,108,000	9,511,958
Chemours Co/The 4.625% 11/15/2029 (d)		2,805,000	2,505,693
Chemours Co/The 5.75% 11/15/2028 (d)		3,175,000	3,081,491
Chemours Co/The 8% 1/15/2033 (d)		2,335,000	2,271,696
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		2,053,685	1,115,639
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		3,975,000	3,882,849
Mativ Holdings Inc 8% 10/1/2029 (d)		2,357,000	2,361,210
Methanex US Operations Inc 6.25% 3/15/2032 (d)(u)		2,745,000	2,818,456
Olin Corp 5% 2/1/2030 (u)		5,425,000	5,331,629
Olin Corp 6.625% 4/1/2033 (d)		3,385,000	3,362,393
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(u)		3,209,000	3,100,573
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		5,145,000	5,107,217
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		1,665,000	1,666,645
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		3,060,000	3,076,744
Tronox Inc 4.625% 3/15/2029 (d)		5,920,000	3,824,025
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		4,895,000	4,608,100
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		2,860,000	2,838,956
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		770,000	782,466
			119,322,736
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		8,185,000	8,499,263
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,795,000	2,910,257
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		2,800,000	2,806,320
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		2,540,000	2,695,838
			16,911,678
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		2,765,000	2,573,495
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,104,000	1,104,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(g)		1,520,000	1,546,414
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		1,025,000	1,037,163
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		2,705,000	2,729,383
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		1,920,000	1,949,395
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(u)		2,250,000	2,253,530
Crown Americas LLC 5.875% 6/1/2033 (d)		2,920,000	2,989,330
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		945,000	942,849
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(u)		1,190,000	1,126,941
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,645,000	1,672,808
			19,925,308
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		6,785,000	7,189,488
Alumina Pty Ltd 6.375% 9/15/2032 (d)		3,630,000	3,778,997
Century Aluminum Co 6.875% 8/1/2032 (d)		1,975,000	2,006,871
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		1,850,000	1,896,336
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		1,040,000	1,072,646
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		960,000	1,004,007
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		1,325,000	1,374,853
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,087,867
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,136,439
Commercial Metals Co 5.75% 11/15/2033 (d)		2,760,000	2,822,456
Commercial Metals Co 6% 12/15/2035 (d)		2,760,000	2,811,538
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		2,060,000	2,053,193
Novelis Corp 3.875% 8/15/2031 (d)		955,000	871,248
Novelis Corp 6.375% 8/15/2033 (d)		1,110,000	1,120,089
Novelis Corp 6.875% 1/30/2030 (d)		3,320,000	3,440,247
			33,666,275
TOTAL MATERIALS			189,825,997

Real Estate - 1.7%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,842,654
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,728,481
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,840,898
Store Capital LLC 2.7% 12/1/2031		7,899,000	6,981,747
Store Capital LLC 2.75% 11/18/2030		7,730,000	7,054,867
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,928,532
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		2,910,000	2,683,758
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		4,986,000	4,732,531
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		5,845,000	5,604,637
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)		199,000	198,894
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (d)		470,000	467,400
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,469,335
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,545,194
VICI Properties LP 4.95% 2/15/2030		33,145,000	33,540,524
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,728,972
VICI Properties LP 5.75% 4/1/2034		74,000	76,797
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,811,589
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,464,774
WP Carey Inc 4.25% 7/23/2032	EUR	690,000	825,506
			138,527,090
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		1,740,000	1,692,356
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,584,278
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	5,007,676
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,046,470
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,289,143
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	865,000	957,535
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,295,000	2,415,720
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,750,000	2,315,939
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		11,029,000	10,658,963
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		865,000	914,117
Omega Healthcare Investors Inc 3.25% 4/15/2033		27,200,000	24,251,819
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,645,885
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	38,247,243
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,588,544
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,943,447
Ventas Realty LP 3% 1/15/2030		28,128,000	26,787,297
Ventas Realty LP 4% 3/1/2028		6,996,000	6,978,708
Ventas Realty LP 4.125% 1/15/2026		3,540,000	3,537,763
Ventas Realty LP 4.75% 11/15/2030		39,136,000	39,777,026
			233,639,929
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(u)		2,035,000	2,114,707
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,535,720
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	2,135,000	2,450,785
			8,986,505
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	14,193,474
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,726,692
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,774,558
COPT Defense Properties LP 2% 1/15/2029		2,119,000	1,975,056
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,442,896
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,578,747
COPT Defense Properties LP 4.5% 10/15/2030		3,370,000	3,356,325
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	24,995,257
			87,043,005
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,524,577
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		399,600	401,292
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		568,000	529,384
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		1,150,000	1,105,983
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		935,000	1,015,742
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	14,252,080
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	15,178,324
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	24,033,366
CBRE Services Inc 2.5% 4/1/2031		21,262,000	19,360,646
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,571,258
Forestar Group Inc 6.5% 3/15/2033 (d)		3,000,000	3,087,819
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,065,000	1,033,864
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		895,000	855,054
Kennedy-Wilson Inc 4.75% 2/1/2030		2,195,000	2,101,054
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,746,775
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,647,147
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		1,630,000	1,680,077
			111,124,442
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,476,820
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	10,238,314
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	4,151,908
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	16,462,170
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,282,697
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,918,517
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	14,491,844
Sun Communities Operating LP 4.2% 4/15/2032		473,000	461,823
			56,484,093
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	19,325,173
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	18,406,274
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,151,544
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,481,601
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,334,985
Realty Income Corp 2.2% 6/15/2028		3,122,000	2,992,179
Realty Income Corp 3.375% 6/20/2031	EUR	2,285,000	2,654,873
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,967,118
Simon Property Group LP 2.45% 9/13/2029		6,352,000	6,003,362
			74,317,109
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,470,000	4,075,102
American Tower Corp 5.45% 2/15/2034		1,200,000	1,251,051
American Tower Corp 5.55% 7/15/2033		1,450,000	1,523,020
Iron Mountain Inc 6.25% 1/15/2033 (d)		1,565,000	1,600,186
Millrose Properties Inc 6.25% 9/15/2032 (d)		1,135,000	1,147,821
Millrose Properties Inc 6.375% 8/1/2030 (d)		1,790,000	1,826,029
			11,423,209
TOTAL REAL ESTATE			723,660,089

Utilities - 0.7%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		475,000	434,868
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		3,115,000	2,902,437
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		660,000	659,842
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,838,996
Duke Energy Corp 2.45% 6/1/2030		10,750,000	9,969,518
Duke Energy Corp 3.85% 6/15/2034	EUR	3,530,000	4,081,649
Duke Energy Corp 4.5% 8/15/2032		8,000,000	8,005,428
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		5,172,000	4,696,233
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		16,845,000	15,045,378
Edison International 6.25% 3/15/2030		1,162,000	1,214,591
Edison International 7.875% 6/15/2054 (b)		1,390,000	1,445,688
Edison International 8.125% 6/15/2053 (b)		2,433,000	2,512,386
Exelon Corp 3.35% 3/15/2032		16,412,000	15,398,612
Exelon Corp 4.05% 4/15/2030		6,798,000	6,745,441
Exelon Corp 5.3% 3/15/2033		10,000,000	10,432,736
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		1,655,000	1,675,746
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,810,778
NRG Energy Inc 3.375% 2/15/2029 (d)		2,540,000	2,433,465
NRG Energy Inc 3.625% 2/15/2031 (d)		1,230,000	1,151,094
NRG Energy Inc 5.25% 6/15/2029 (d)		2,320,000	2,329,781
NRG Energy Inc 5.75% 1/15/2034 (d)		3,085,000	3,109,732
NRG Energy Inc 5.75% 7/15/2029 (d)		2,070,000	2,080,323
NRG Energy Inc 6% 1/15/2036 (d)		3,085,000	3,133,101
NRG Energy Inc 6% 2/1/2033 (d)		3,440,000	3,512,918
NRG Energy Inc 6.25% 11/1/2034 (d)		2,485,000	2,560,865
PacifiCorp 7.375% 9/15/2055 (b)		2,984,000	3,034,254
PG&E Corp 5% 7/1/2028		677,000	672,063
PG&E Corp 5.25% 7/1/2030		8,616,000	8,534,017
PG&E Corp 7.375% 3/15/2055 (b)		3,576,000	3,697,062
Southern Co/The 1.875% 9/15/2081 (b)	EUR	3,720,000	4,176,423
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		1,970,000	2,071,946
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,750,000	2,921,025
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(u)		1,266,000	1,297,435
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		2,995,000	3,045,052
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		1,930,000	2,022,472
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		1,915,000	2,002,286
			159,655,641
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		23,060,000	20,920,569
AES Corp/The 3.95% 7/15/2030 (d)		28,974,000	28,257,887
AES Corp/The 6.95% 7/15/2055 (b)		2,373,000	2,314,907
Alpha Generation LLC 6.25% 1/15/2034 (d)		2,055,000	2,058,224
Alpha Generation LLC 6.75% 10/15/2032 (d)		1,280,000	1,317,362
Calpine Corp 4.625% 2/1/2029 (d)		1,303,000	1,293,418
Calpine Corp 5.125% 3/15/2028 (d)		1,530,000	1,534,292
Sunnova Energy Corp 5.875% (d)(e)(f)		5,476,000	13,689
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		3,085,000	3,143,381
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		3,085,000	3,189,536
			64,043,265
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	30,234,269
NiSource Inc 5.8% 2/1/2042		4,036,000	4,165,316
NiSource Inc 5.95% 6/15/2041		5,760,000	6,039,494
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,597,138
Puget Energy Inc 4.224% 3/15/2032		21,626,000	20,763,620
Sempra 6% 10/15/2039		9,562,000	10,088,342
			91,888,179
TOTAL UTILITIES			315,587,085

TOTAL UNITED STATES			7,163,244,093
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		520,000	538,525
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		1,800,000	1,883,250
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		855,000	910,842
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		1,360,000	1,366,800

TOTAL UZBEKISTAN			4,699,417
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(f)		172,000	49,363
Petroleos de Venezuela SA 5.375% (f)(t)		621,100	150,120
Petroleos de Venezuela SA 6% (d)(f)		4,107,669	998,164
Petroleos de Venezuela SA 6% (d)(f)		3,540,167	860,261

TOTAL VENEZUELA			2,057,908
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		1,454,246	1,438,802
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		2,760,000	2,846,222
First Quantum Minerals Ltd 8% 3/1/2033 (d)		1,635,000	1,722,110
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		725,000	759,546
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,638,000	3,840,746

TOTAL ZAMBIA			9,168,624
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,597,682,978)			9,573,755,213

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	19,755	425,028
DigitalBridge Group Inc Series I, 7.15%	24,500	513,643
		938,671
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (b)	40,700	897,842
Franklin BSP Realty Trust Inc 7.5%	34,000	720,800
MFA Financial Inc 7.5%	24,975	520,479
		2,139,121
TOTAL FINANCIALS		3,077,792

Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (h)	33,000	3,193,410
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co 8.25%	12,600	320,040
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	689,591
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	5,179
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	268,632
TOTAL REAL ESTATE		1,283,442

TOTAL UNITED STATES		7,554,644
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $7,898,929)		7,554,644

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (l)(t)		2,363,000	2,382,681
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(l)		1,070,000	1,150,929
Banco de Credito e Inversiones SA 8.75% (b)(d)(l)		1,075,000	1,184,482
Banco del Estado de Chile 7.95% (b)(d)(l)		935,000	997,055

TOTAL CHILE			3,332,466
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(l)(t)	EUR	1,620,000	1,703,774
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(l)(t)	EUR	1,470,000	1,436,856
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(d)(l)		2,075,000	2,229,753
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(l)(t)	EUR	4,500,000	5,221,728
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(l)		6,295,000	6,354,116
Grand City Properties SA 1.5% (b)(l)(t)	EUR	3,600,000	4,134,025
			10,488,141
TOTAL GERMANY			15,709,869
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(l)(t)		2,030,000	2,028,819
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(l)		645,000	652,439
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(l)		835,000	826,360
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(l)		2,633,000	2,716,633
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(l)		740,000	773,772
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		1,500,000	1,494,142
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		885,000	1,002,723
			5,987,270
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(l)		4,435,000	4,470,447
Cemex SAB de CV 7.2% (b)(d)(l)		1,720,000	1,809,336
			6,279,783
TOTAL MEXICO			12,267,053
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(e)(f)(l)		715,000	35,749
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(l)(t)		1,225,000	1,213,882
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(l)(t)	EUR	600,000	710,271
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(f)(l)(t)	EUR	4,020,000	3,364,301

TOTAL SWEDEN			4,074,572
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(e)(f)(l)(t)		15,540,000	4,195,800
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(l)(t)		1,425,000	1,470,534
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(l)(t)	GBP	1,600,000	2,263,469
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(l)(t)	GBP	2,040,000	1,517,783
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(l)(t)	GBP	3,300,000	4,459,192
TOTAL UNITED KINGDOM			8,240,444
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(l)		3,255,000	3,324,328
Energy Transfer LP Series G, 7.125% (b)(l)		945,000	973,198
Mesquite Energy Inc 7.25% (e)(f)(l)		7,883,000	788
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(l)		9,028,000	9,055,885
Sunoco LP 7.875% (b)(d)(l)		3,380,000	3,493,561
			16,847,760
Financials - 0.1%
Banks - 0.0%
Bank of America Corp 6.25% (b)(l)		2,025,000	2,060,035
BW Real Estate Inc 9.5% (b)(d)(l)		2,330,000	2,413,748
			4,473,783
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(l)		2,674,000	2,471,666
Ally Financial Inc 4.7% (b)(l)		2,741,000	2,689,294
			5,160,960
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(e)(l)		1,217,497	1,238,863
TOTAL FINANCIALS			10,873,606

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(l)		6,302,000	6,157,099
Aircastle Ltd 5.25% (b)(d)(l)		4,017,000	4,042,750
			10,199,849
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(l)		2,160,000	2,169,770
TOTAL UNITED STATES			40,090,985
TOTAL PREFERRED SECURITIES (Cost $121,718,439)			101,892,036

U.S. Government Agency - Mortgage Securities - 22.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.3%
Fannie Mae 2% 11/1/2051	19,440,939	15,959,071
Fannie Mae 2.5% 1/1/2052	3,715,049	3,196,635
Fannie Mae 2.5% 4/1/2052	11,380,000	9,877,337
Fannie Mae 2.5% 4/1/2052	5,246,181	4,533,780
Fannie Mae 2.5% 6/1/2052	22,160,043	19,233,938
Fannie Mae 3% 6/1/2052	8,872,918	8,021,191
Fannie Mae 3.5% 12/1/2036	2,699,974	2,650,947
Fannie Mae 3.5% 5/1/2036	2,087,059	2,050,895
Fannie Mae 3.5% 7/1/2047	170,522	161,112
Fannie Mae 4% 2/1/2050	311,672	300,443
Fannie Mae 5.5% 2/1/2055	15,632,108	15,998,052
Fannie Mae 5.5% 2/1/2055	1,185,419	1,200,834
Fannie Mae 6.5% 7/1/2054	110,477	116,254
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	9,438	9,707
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	2,239	2,297
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,300	1,329
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	3,417	3,512
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	11,001	11,353
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	2,280	2,349
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (b)(c)	16,407	16,858
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (b)(c)	3,149	3,242
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (b)(c)	5,101	5,236
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	7,094	7,314
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (b)(c)	13,328	13,876
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (b)(c)	18,390	19,084
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	32,198	33,602
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (b)(c)	3,620	3,723
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.788% 2/1/2036 (b)(c)	8,288	8,551
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	3,345	3,492
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	67,299	70,112
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (b)(c)	416,150	434,181
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	6,560	6,802
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (b)(c)	6,868	7,177
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	6,003	6,273
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	22,512	23,505
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.695% 12/1/2035 (b)(c)	12,766	13,173
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,981	2,048
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	13,254	13,783
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.944% 10/1/2033 (b)(c)	26,225	26,713
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	4,814	4,924
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	13,638	13,972
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (b)(c)	6,808	6,965
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (b)(c)	6,788	6,950
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	9,168,603	8,310,853
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	8,689,240	7,868,190
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,170,054	1,857,412
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	31,545,986	24,501,934
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,894,057	1,475,859
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,723,639	7,001,069
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,358,532	6,690,815
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	3,962,871	3,592,132
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	146,453	133,163
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	100,246	91,149
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,776,114	1,522,460
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	15,331,063	13,007,831
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,723,709	7,001,133
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	101,577	92,074
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,261,234	2,793,396
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,348,602	1,222,436
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	218,237	197,820
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	213,704	193,712
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,844,883	1,577,915
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,440,560	19,759,818
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	282,009	255,627
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	279,358	253,223
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	89,349	80,990
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,885,480	1,611,596
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,165,367	2,458,558
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	340,822	264,718
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,841,065	1,668,828
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	290,714	263,517
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	12,129,599	9,421,124
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	151,615	137,289
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	475,692	369,473
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	306,344	277,398
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	843,253	654,959
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	699,037	549,499
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	131,412	102,069
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	11,161,694	8,669,347
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,276,688	3,321,726
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,022,145	793,906
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,568,970	7,861,150
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	16,847,803	13,951,458
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	7,344,721	6,049,940
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	12,016,898	10,535,298
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,166	15,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,038,212	4,139,018
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,706,086	3,924,994
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,727,926	9,755,731
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,895,989	4,066,548
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	127,988	104,945
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	26,619	21,728
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	33,886,159	29,960,149
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,271,135	5,501,868
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,994,561	4,381,192
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,954,408	2,441,893
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,154,962	15,079,288
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,487,645	9,523,547
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	287,511	237,186
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	76,309	62,595
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	7,329,746	6,830,160
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	22,594,361	19,959,676
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,223,952	1,085,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	789,601	650,405
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	96,011	78,875
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,147,384	6,741,656
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,683,827	4,712,036
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,138,248	2,610,513
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,878,698	2,826,619
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	54,791	45,132
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,932	10,652
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	17,377,139	14,313,770
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,802	13,937
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	11,323,539	9,906,240
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	93,347	76,891
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,283,903	1,888,417
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,269,798	1,885,266
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,391,128	4,751,439
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,073,514	950,835
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	12,371,870	10,148,338
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	27,124,470	23,948,916
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	6,819,850	6,002,040
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	773,148	684,676
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,811,043	1,491,213
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,038,452	2,837,052
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,975,696	3,508,824
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (v)	46,265,015	38,051,250
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,409,949	2,823,737
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,122,809	1,765,169
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,544,009	2,914,815
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	666,266	552,768
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	482,788	396,622
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	225,450	185,565
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	65,451	53,872
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	55,277	45,411
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	5,215,882	4,870,154
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	15,782,248	13,982,745
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	133,721	109,981
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	801,198	657,203
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	100,181	82,176
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,502,443	1,232,417
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,476,229	1,428,572
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	256,568	247,254
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	21,166	20,391
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	9,492,968	9,030,318
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	22,336,358	19,456,772
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,861,403	3,332,220
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	13,539,585	11,688,294
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,628,164	4,872,686
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,069,717	923,119
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,630,700	1,579,270
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,440,459	1,394,499
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	25,919	24,997
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,018,533	948,667
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	3,787,275	3,435,581
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	30,398,208	26,441,298
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,612,507	2,256,111
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	946,659	916,442
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	79,859	76,899
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	11,025	10,617
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,612	4,456
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	4,171,562	3,950,006
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,192,924	2,908,155
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,969,023	2,681,604
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	746,051	675,309
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,831,233	3,352,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	13,321,001	11,532,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,019,403	7,786,164
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,891,976	5,949,624
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,628,841	2,543,008
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	80,807	77,794
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	74,043	71,357
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	17,405	16,780
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,866,194	7,653,904
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,148,614	7,054,812
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,171,607	6,197,744
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	39,201	33,817
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	794,796	769,721
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	757,604	723,049
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,193,378	1,990,793
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	87,504	75,512
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	262,685	224,797
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	2,166,329	2,067,520
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,939,539	1,849,862
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	681,790	621,963
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,165,810	1,063,329
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,259,768	5,399,947
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,487,106	6,477,420
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,441,730	1,395,691
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,060,539	1,869,645
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	23,505,403	20,563,251
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,798,402	1,557,000
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,628,813	1,583,051
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	5,898,068	5,616,149
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	493,569	450,420
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,353,723	1,228,177
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,057,696	961,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,042,648	948,436
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	548,509	495,765
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	222,908	201,553
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,059,819	15,675,125
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,217,861	13,995,297
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,537,531	13,485,890
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,592,161	9,186,908
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	93,177	80,408
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	7,539,346	6,565,023
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	15,962,414	13,854,670
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,930,737	2,669,385
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,986,450	3,617,553
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,422,625	1,288,763
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,074,559	975,925
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	28,628,835	25,081,173
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	13,784,345	11,990,047
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,651,430	6,653,058
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,276,837	2,208,375
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	6,373,028	5,781,602
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	16,405,520	14,116,225
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	13,220,561	11,375,708
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,663,890	10,896,718
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	226,137	220,311
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	943,568	877,473
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	78,713	73,017
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	63,841	59,622
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,397	19,993
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,564	19,980
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,939	19,403
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	19,002	17,613
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,193	12,260
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	10,298,502	9,242,346
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,428,309	2,176,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	380,938	341,514
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	106,965	95,895
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	19,072	17,682
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,000,928	918,297
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	11,924,224	10,809,407
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	13,314,382	11,982,221
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,909,610	3,507,441
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	160,371	156,453
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	202,887	198,196
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	977,865	959,802
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	551,259	513,314
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	457,827	425,859
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,673	16,395
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,258,919	1,154,990
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,239,319	1,137,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,025,418	1,818,968
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,858,276	10,745,919
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,572,193	10,428,810
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,177,833	6,468,632
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,910,596	4,419,269
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,624,207	1,461,699
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	132,012	119,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	95,506	86,248
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,634,481	2,580,306
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	773,140	752,498
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,956	7,380
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,886	6,401
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,711	5,315
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	18,847,556	16,914,658
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,260,533	3,822,265
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,112,531	2,805,000
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,442,986	2,198,555
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,668,355	1,641,324
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	675,096	662,954
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	163,603	152,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	153,021	142,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	138,028	127,672
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	89,867	83,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,275	11,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,388	5,009
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,076	4,718
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,546,057	5,022,347
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	7,105,902	6,383,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (v)	4,724,176	4,244,120
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,183,877	2,853,377
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,706,753	1,530,118
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	31,970	28,661
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	743,848	727,778
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	271,115	264,858
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	259,167	240,674
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,432	10,624
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	455,166	417,590
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	88,238	80,760
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,984,676	11,722,023
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,722,909	5,130,635
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,578	9,822
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,691,914	4,320,705
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	11,073,664	10,017,604
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,564,482	5,007,731
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	91,004	89,463
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	813,422	753,314
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	168,155	156,297
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	48,530	45,072
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,469	24,404
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,943	12,999
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,600	11,634
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	85,164	78,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	410,249	376,509
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,399,564	1,267,404
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	39,032	36,152
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,652	9,847
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,661	7,071
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	27,669,020	25,013,021
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,934,240	1,900,723
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	155,953	145,351
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	82,375	75,008
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,236,112	8,355,294
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	310,347	276,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	10,122	9,097
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	8,255,277	7,444,780
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	2,044,881	1,997,683
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	98,289	92,757
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,728	6,217
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	191,169	176,697
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,531	9,734
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	184,145	168,716
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	61,443	56,049
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	28,081,753	25,368,584
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	15,644,479	14,142,737
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,275,401	3,859,653
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	634,064	568,839
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	273,109	266,803
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	223,417	218,212
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,197,066	4,110,744
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	169,320	161,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	391,905	364,629
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	83,269	77,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,397	28,172
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	12,416	11,466
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	136,090	129,939
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,793	2,665
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	331,779	316,199
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	34,202	32,314
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,146,134	3,909,574
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	200,888	189,426
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	105,405	99,391
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,961	66,913
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	56,130	52,927
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,219,315	3,047,708
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	11,577,700	11,030,529
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	721,386	673,689
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	542,670	505,433
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	17,512	16,793
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,035,475	987,157
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	329,173	313,806
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	96,615	92,134
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	17,126	16,306
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	970,651	916,298
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	680,964	642,536
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,016,809	2,856,939
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	61,301,939	58,072,517
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	56,657	53,951
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,666	30,054
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,842,123	3,627,711
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,485	14,842
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,649	1,578
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,962,797	1,875,152
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	83,648	79,840
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	32,222	30,689
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	66,837	63,149
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,149,298	2,998,200
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,176,735	1,109,596
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	717,373	676,442
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,059,143	1,938,440
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,775,702	1,745,988
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	44,859	42,752
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	44,737	42,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,352,407	1,260,030
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	198,812	189,332
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	19,790,570	18,463,502
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,826,579	5,424,949
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,638,704	1,520,627
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	497,887	473,599
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,174	8,735
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,803,641	1,704,115
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	35,885,713	33,322,376
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	176,784	164,156
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	227,243	215,973
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,483,500	4,231,894
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,616,486	1,527,287
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	320,442	297,553
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	138,703	128,796
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,002	12,398
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	617,381	586,964
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	11,236	10,717
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,735,943	1,610,859
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	61,878	58,738
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	15,097	14,253
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,717,900	3,509,259
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	626,828	591,651
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	92,939	87,723
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	90,497	85,419
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,071	83,129
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	65,683	61,997
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	29,015	27,387
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,899,810	7,532,837
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	16,136,222	15,054,198
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	10,491,851	9,834,215
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	2,563,428	2,522,937
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	991	947
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	398,442	380,160
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	143,412	137,119
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	398,506	380,495
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	82,637	78,769
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,298,766	3,114,677
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,686,172	1,592,075
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,213,868	1,145,748
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	85,435	80,641
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	19,392	18,086
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	32,136	29,821
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	237,787	226,697
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	221,502	211,311
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	23,076	22,004
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,949	19,082
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,539,214	8,064,601
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,939,923	1,837,120
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,542,329	4,236,321
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	768,349	756,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	81,039	79,760
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	77,497	76,286
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,707	30,235
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	24,205	23,856
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,792	23,436
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	20,796	20,471
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,027	14,801
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	9,076	8,944
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,824	6,703
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,760	3,725
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	660,611	650,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,930	11,702
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,949	3,927
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,317,963	1,296,333
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	49,560	48,583
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	9,116	8,947
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,418,239	3,336,736
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	10,081,058	9,736,729
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	778,239	754,576
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	199,285	196,448
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	64,682	63,606
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	48,868	48,160
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	45,871	45,269
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	24,210	23,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	973,594	958,132
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	662,362	651,695
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	39,356	38,651
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,531	12,336
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,837	3,804
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	49,149	48,328
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	29,769	29,184
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,006,199	989,595
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,159,645	4,074,048
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,583,237	3,497,831
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	33,789	32,928
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	670,676	655,103
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	27,585,494	26,626,043
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	359,705	343,485
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,511,363	1,489,100
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	219,792	216,726
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,740	93,481
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	85,260	83,915
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	79,703	78,412
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	75,378	74,217
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,852	71,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	72,766	71,703
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	65,259	64,293
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,796	60,709
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,966	56,089
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	53,015	52,161
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	49,196	48,472
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,094	37,481
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,889	35,253
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,042	31,546
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,953	31,528
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,968	26,474
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,240	24,795
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,533	21,290
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,446	9,308
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,504	8,353
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,885	1,854
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	596,866	587,405
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	331,613	326,312
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	269,559	265,151
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,850	13,586
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	20,240	19,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	17,660	17,377
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	11,640,131	11,260,738
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,057,867	1,026,032
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	117,447	113,913
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	194,109	191,102
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	155,496	153,222
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	24,814	24,438
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,334	21,017
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,358	11,179
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,864	10,736
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,873	9,739
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,667	9,523
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,311	9,176
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,305	8,190
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,243	8,135
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,537	7,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,820	6,715
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,902	5,806
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,150	5,076
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,244	4,184
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,483	2,450
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,778	1,752
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	222,582	218,939
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	113,761	111,857
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	93,901	92,400
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,950	26,514
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,242	17,948
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	71,165	69,594
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	904,933	883,357
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	66,576	64,884
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	324,733	315,265
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	601,580	583,476
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	635,460	626,096
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	94,531	93,118
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	30,191	29,831
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,232	28,792
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,028	11,833
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	9,009	8,881
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	475,901	467,962
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	49,358	48,433
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,284	16,094
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,357	8,234
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,975	7,831
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	78,222	76,646
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	12,001	11,651
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	516,198	500,502
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	21,169	20,969
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	83,841	82,518
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	37,455	36,783
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,815	36,246
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	31,415	30,852
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	21,222	20,896
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,243	18,006
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,368	16,121
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,434	14,178
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,707	7,611
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,237	7,128
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,158	5,084
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	325,805	319,912
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	42,536	41,860
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	38,058	37,441
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,394	27,834
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,116	23,678
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,478	22,080
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,203	18,883
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	104,308	101,858
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	458,590	447,667
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	276,412	271,915
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	197,931	194,726
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	95,084	93,548
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,426	53,459
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	41,346	40,550
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,545	39,813
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,980	13,730
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,758	12,519
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,863	5,784
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	65,452	64,132
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	25,322,966	24,757,950
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	136,281	132,734
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,788,577	1,739,782
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	422,205	409,896
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	404,529	392,735
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	1,508,259	1,446,492
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,289,751	6,065,090
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	124,734	120,864
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	76,906	75,003
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,841,979	1,791,728
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	726,547	705,364
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	4,087,888	3,950,817
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	38,305	36,769
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	108,155	106,532
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	6,220,014	5,976,463
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	5,956,578	5,723,343
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,970,272	1,951,001
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,938	3,890
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	9,955	9,770
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	18,736	18,286
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	606,257	592,560
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,002,344	974,999
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	136,013	131,793
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	35,428	34,982
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,230	7,140
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,534	2,499
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	229,209	223,695
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	138,894	135,406
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	26,397	25,677
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	847,471	812,434
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	175,064	172,710
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	49,064	48,293
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	18,458	18,167
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	43,546	42,843
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,788	19,418
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,733	16,445
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,252	11,102
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,690	4,617
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	727,707	711,266
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	818,611	793,976
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	86,000	83,412
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,349,039	1,307,177
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	34,486	34,728
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,708	3,735
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,694	2,714
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	59,460	59,875
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,711	4,746
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,493	4,525
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,289	2,306
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	944	947
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	812,863	810,553
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	46,352	46,652
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	33,801	34,025
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	11,250	11,326
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	382	381
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	17,011	17,114
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	19,590	19,728
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	23,412	23,578
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	222,041	221,410
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	183,645	183,123
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	18,100	18,232
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	12,827	12,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,645	4,678
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	12,809	12,877
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	681,568	686,439
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	38,219	38,491
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	20,387	20,530
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,419	13,514
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	98,157	98,849
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	52,596	52,965
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,682	5,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,967	3,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	9,876	9,945
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	5,914	5,941
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	158,452	158,001
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	109,119	108,809
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,177	6,129
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	45,999	46,304
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	941	947
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	719	724
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	441	444
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,854	1,868
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,543	1,554
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,328	7,371
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	185,495	186,826
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	89,673	90,299
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	37,765	38,035
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,530	8,586
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,494	8,552
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,432	7,485
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,335	6,379
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,816	15,909
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,368	2,387
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,677,433	8,674,474
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,764,630	2,735,177
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	5,319	5,357
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,781	2,801
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,016,331	1,023,496
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	70,112	70,564
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,055	4,083
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,502	1,513
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,143,018	4,163,467
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,811,255	1,824,022
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,366,237	1,375,790
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	68,278	68,233
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	80,125	79,872
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,407	27,321
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	18,608	18,713
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	27,868	28,072
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,219	15,330
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	85,968	86,552
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,625	19,764
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,321	1,327
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,173,792	4,203,552
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,297,598	1,306,785
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	107,419	107,214
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	26,362	26,312
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	21,041	21,086
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	224,101	223,395
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	39,000	39,264
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	25,481	25,658
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	23,886	24,034
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	18,735	18,865
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	17,037	17,151
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,746	11,830
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,087	11,166
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	7,655	7,703
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	730,068	735,074
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	425,390	428,261
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	125,510	126,348
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	84,758	85,359
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	7,080	7,130
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	837	843
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,701	19,827
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,827	6,872
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,155	4,185
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,311	3,333
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	108,659	108,351
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	72,307	72,169
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	59,911	59,797
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	25,508	25,460
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	274,082	273,047
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	133,270	133,100
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	119,805	119,464
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	37,095	37,353
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	28,405	28,593
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	26,360	26,540
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,824	25,995
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,247	25,428
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,028	19,157
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,852	17,972
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,312	17,434
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,034	16,131
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,329	15,434
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,741	14,846
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,844	13,942
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	12,117	12,198
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,629	11,711
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,937	8,994
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,744	6,792
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,020	6,061
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,401	3,416
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,156	3,178
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	774	778
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	26,228	26,396
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,614,566	3,665,293
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,194	3,217
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,487	6,534
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	99,486	99,297
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	39,309	39,394
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,989	18,028
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	15,246	15,216
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	202,787	202,021
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	74,013	73,779
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	49,929	49,756
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	25,426	25,546
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	12,734	12,821
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	37,013	37,267
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	26,537	26,721
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	24,906	25,072
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	10,673	10,745
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	8,054	8,109
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,262	4,292
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,241	2,257
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	904,054	910,347
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	156	156
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	82,184	82,595
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	22,570	22,591
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	149,325	149,041
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,178	30,121
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,652	18,693
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	46,015	45,237
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	24,029	24,175
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,419	14,517
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,576	4,604
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	3,748	3,756
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,069	2,076
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	242,989	244,728
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	37,112	37,379
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	10,013	10,085
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,235	6,280
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,240	2,256
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,641	1,653
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,395	1,405
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,684	7,736
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	75,735	75,803
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	89,165	88,912
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	51,359	51,707
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	43,503	43,777
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	43,312	43,561
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,576	41,838
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,216	39,479
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,479	34,703
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	34,164	34,395
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	31,387	31,596
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,007	30,190
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,930	30,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,736	29,928
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,732	28,926
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	26,285	26,441
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	25,661	25,812
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,861	22,006
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,901	20,037
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,045	18,165
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,141	17,247
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,918	17,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,469	13,552
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,085	12,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,372	11,427
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,024	11,094
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,780	10,823
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,726	9,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,632	9,695
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,210	5,245
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,724	4,752
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,540	4,569
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	524	527
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,650	2,668
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,452	2,469
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,373	2,390
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,271	10,341
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,587	6,635
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	4,002	4,030
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	9,927,421	9,868,194
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	36,057,347	35,684,479
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	58,053	58,442
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	53,193	53,558
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	52,540	52,866
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	52,362	52,673
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	42,627	42,907
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,897	37,141
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,890	33,117
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,563	32,770
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,533	32,726
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,369	30,565
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,679	26,859
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,835	26,004
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,259	25,407
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,938	22,085
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,557	21,703
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,216	16,327
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,805	15,907
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,318	15,423
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,556	13,608
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,948	12,025
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,795	11,876
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,125	10,193
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,537	9,603
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,874	5,912
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,826	5,858
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	74,588	75,098
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	72,853	73,372
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	3,502	3,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	331,244	333,579
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,731	13,835
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,583	3,607
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	435,391	438,459
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	38,740	38,654
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,533	10,503
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	25,565	26,192
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,161,985	8,244,130
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,888,996	4,944,312
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	11,958	12,088
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	7,551,998	7,639,923
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	969,028	987,213
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,245,000	4,303,642
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,298,495	2,324,501
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,452,952	1,466,667
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	121,382	122,451
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,602,226	1,619,853
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	343,330	346,034
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,387,107	1,413,161
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	895,911	913,693
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	18,664,159	19,067,807
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	441,839	449,257
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,501	5,609
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	118,154	121,040
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	637,671	646,679
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,406	3,484
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	5,263,989	5,366,318
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	31,801	32,584
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	10,267	10,517
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,092	4,192
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,933	1,980
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	149,731	153,003
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	130,843	134,052
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	8,884,550	9,050,036
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	681,758	694,363
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,511	1,547
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	93,804	96,104
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	89,861	91,424
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	52,841	53,728
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	46,301	47,095
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,216	5,334
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	2,331,913	2,359,062
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	28,651	29,345
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	27,594	28,263
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	198,605	203,467
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	92,980	95,298
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,276	4,376
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	288,314	295,346
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	77,463	79,360
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,344	10,597
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	593,326	605,231
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	382,720	390,399
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	279,475	285,082
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	374,254	379,908
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,126	1,141
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	2,773,586	2,809,652
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	894,961	931,490
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	249,422	259,603
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	11,077,073	11,363,039
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,972,847	8,211,063
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,408,578	2,442,796
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,625	1,679
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,292	1,337
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,310,700	1,364,198
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	592,505	600,209
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	570,402	577,820
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	548,542	558,899
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,905,123	1,950,139
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	11,517,285	11,667,050
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	794,210	825,137
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	499,523	506,018
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	720	741
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	295,757	306,535
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	68,817	71,324
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	52,629	54,547
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	3,943,172	3,997,503
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	2,807,553	2,844,061
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	214,127	217,313
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	328,627	341,496
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	295,439	306,205
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	8,064,771	8,267,930
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	3,423,256	3,470,016
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,435,633	16,865,072
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,605,267	6,777,852
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,181,274	4,300,978
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	765,062	775,011
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	310,651	314,690
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	11,402,536	11,696,904
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,364,979	8,567,859
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,242,822	2,271,986
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,812,734	1,836,306
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,293,129	1,309,945
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	196,056	203,733
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	14,295,962	14,705,234
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	8,328,480	8,543,488
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	982,457	995,232
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	2,050,791	2,080,983
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (b)(c)	253	257
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	2,771	2,815
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (b)(c)	86	87
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (b)(c)	2,785	2,832
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	2,279	2,319
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (b)(c)	1,034	1,051
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	1,467	1,494
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	2,543	2,617
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,155	5,430
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	965	1,015
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	99,786	105,595
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,405	5,733
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	96,654	102,479
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	7,902	8,388
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	80,039	83,850
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	38,015	39,873
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,954	6,280
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,432	5,729
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,835	4,050
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,048	1,101
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	929	973
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	607	641
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	464	488
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	189	200
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	93,039	98,282
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,719	16,688
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	7,090,221	7,388,776
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	106,409	111,436
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	30,141	31,646
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,979	13,614
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,486	2,626
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,297	1,370
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	758	799
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	424	448
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	15,937	16,927
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (y)	15,537,512	16,029,153
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,587,867	3,734,460
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,358,482	1,416,110
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	509,783	532,364
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	38,318	40,638
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	117,548	122,805
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	18,631	19,725
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	15,426,390	16,047,038
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	11,134,684	11,641,817
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	47,277	49,455
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	34,492	36,579
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,881	3,058
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	5,069,866	5,215,221
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,120,035	8,459,415
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	19,356,391	19,897,735
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,503	1,567
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,909	2,010
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	6,003	6,339
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	116,320	123,193
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	20,610,553	21,186,972
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,986,755	12,476,508
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,365	4,575
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,327	4,564
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,463	2,588
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	216	226
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	115	119
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	58,591	61,742
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	8,143,532	8,462,899
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	21,575,924	22,179,342
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,653	8,039
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,670	5,964
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	815	857
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	563	591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	483	507
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	189	194
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	16,608	17,614
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	24,904,276	25,829,627
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	218,423	231,478
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	17,664,442	18,274,390
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,504,037	16,132,654
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	12,132,048	12,471,348
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	24,117,884	24,843,268
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,140	4,351
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,905	3,049
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,703	2,841
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,428	2,557
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	372	391
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	125	131
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	219,413	229,224
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	23,937,433	24,599,415
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	5,061	5,192
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,857	7,193
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,131	4,348
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,990	2,102
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,069	1,127
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	867	910
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	116	121
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,880	7,290
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,458,988	4,612,956
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	20,176,564	20,734,541
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,596,724	5,842,884
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	610	645
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	372	397
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,463	7,959
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	29,116,614	30,246,288
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	15,872	16,921
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	13,207	13,808
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	127,517	133,804
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,091	1,165
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	83,670	88,258
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	399	424
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,320	2,476
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,302,610	2,391,588
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	91	97
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	699	749
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,089	1,146
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,333,712	9,830,015
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	6,458,703	6,702,225
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	38,444	40,215
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	7,389	7,726
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	15,844	16,657
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	529	563
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	11,968,083	12,619,424
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	8,068,029	8,372,230
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,113	4,386
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	942	1,004
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	117,154	122,868
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	91,734	96,159
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	21,606	22,692
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	157,122	165,737
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,334,296	4,588,468
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,362,289	3,560,511
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	396	422
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	153	162
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	7,076,245	7,443,113
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (b)	109,062	113,685
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	498	501
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	21	23
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	87	91
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	1,173	1,231
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	194	206
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	368	370
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	81	85
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	418	439
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	137	144
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	124	130
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	177	187
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	327	349
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	256	269
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	72	76
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	44	46
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	112	117
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	78	81
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	72	75
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	934	979
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	266	267
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,017	1,066
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	446	471
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	207	219
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	429	450
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	217	228
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	178	187
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	952	998
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	480	503
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	29	30
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	376	377
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	243	255
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,520	1,621
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	10	10
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	6,071	6,408
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	380	402
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	188	197
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	128	135
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	41	41
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	58	61
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	185	195
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	506	537
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	345	366
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	53	56
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	3,904	4,092
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	90	94
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	8,594	9,007
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	280	295
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	257	273
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	98	104
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,617	1,695
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	1,060	1,111
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,423	5,760
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,298	2,409
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,121	1,177
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	966	1,027
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,702	1,784
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	410	430
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	135	142
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	326	344
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	121	127
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	748	796
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	715	756
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	174	183
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	145	154
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,794	3,019
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	579	581
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	544	570
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	189	198
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	220	231
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	196	206
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	69	72
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	585	613
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	71	74
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,668	10,274
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,438	2,590
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	748	751
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	99	104
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	482	505
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	389	407
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	266	279
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	73	77
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,489	1,561
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,451	2,575
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	224	235
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	108	114
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	69	73
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,994	2,121
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	472	476
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	641	654
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	596	607
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	302	307
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	223	227
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	206	211
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	201	205
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	62	64
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	223	229
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,767	1,850
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	229	238
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	392	400
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	185	188
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	161	164
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	139	140
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	114	116
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	165	167
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	121	126
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	491	516
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	209	214
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	155	159
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	290	297
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	158	164
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	867	918
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	217	220
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	185	188
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	739	769
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	41	43
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	369	390
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	826	838
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	164	168
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	245	249
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	197	202
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	664	675
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	117	120
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	82	85
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	143	144
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	264	268
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	42	42
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	327	337
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	120	121
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	109	110
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	117	120
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	92	93
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	87	90
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	597	622
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	205	211
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	8,672	8,871
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	213	224
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	89	90
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	466	476
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	610	635
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	330	343
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	43	45
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,620	6,076
Freddie Mac 5.5% 1/1/2055	3,486,616	3,531,954
Freddie Mac Gold Pool 1.5% 1/1/2036	5,184,696	4,699,652
Freddie Mac Gold Pool 1.5% 1/1/2051	31,221,981	24,250,278
Freddie Mac Gold Pool 1.5% 11/1/2035	5,839,521	5,309,640
Freddie Mac Gold Pool 1.5% 11/1/2035	360,937	328,185
Freddie Mac Gold Pool 1.5% 11/1/2050	292,552	229,695
Freddie Mac Gold Pool 1.5% 12/1/2035	7,569,812	6,861,633
Freddie Mac Gold Pool 1.5% 12/1/2040	1,079,122	924,298
Freddie Mac Gold Pool 1.5% 12/1/2050	206,098	161,816
Freddie Mac Gold Pool 1.5% 12/1/2050	61,170	48,085
Freddie Mac Gold Pool 1.5% 2/1/2036	266,163	241,262
Freddie Mac Gold Pool 1.5% 2/1/2041	3,349,810	2,862,623
Freddie Mac Gold Pool 1.5% 2/1/2051	31,751,601	24,661,637
Freddie Mac Gold Pool 1.5% 3/1/2036	168,345	152,596
Freddie Mac Gold Pool 1.5% 3/1/2041	1,886,032	1,611,815
Freddie Mac Gold Pool 1.5% 3/1/2051	73,789	58,004
Freddie Mac Gold Pool 1.5% 4/1/2036	289,642	262,545
Freddie Mac Gold Pool 1.5% 4/1/2041	7,186,669	6,138,860
Freddie Mac Gold Pool 1.5% 4/1/2041	2,702,110	2,305,884
Freddie Mac Gold Pool 1.5% 4/1/2051	17,817,725	13,839,121
Freddie Mac Gold Pool 1.5% 4/1/2051	3,383,831	2,628,239
Freddie Mac Gold Pool 1.5% 5/1/2036	297,139	269,062
Freddie Mac Gold Pool 1.5% 6/1/2036	301,456	272,971
Freddie Mac Gold Pool 1.5% 6/1/2051	181,454	142,638
Freddie Mac Gold Pool 1.5% 6/1/2051	53,610	41,639
Freddie Mac Gold Pool 1.5% 7/1/2035	1,612,068	1,465,788
Freddie Mac Gold Pool 1.5% 8/1/2035	4,827,385	4,389,346
Freddie Mac Gold Pool 1.5% 8/1/2036	183,137	165,832
Freddie Mac Gold Pool 2% 1/1/2051	1,466,509	1,207,982
Freddie Mac Gold Pool 2% 1/1/2052	1,193,173	978,358
Freddie Mac Gold Pool 2% 10/1/2041	17,509	15,361
Freddie Mac Gold Pool 2% 10/1/2050	2,898,027	2,380,802
Freddie Mac Gold Pool 2% 10/1/2050	99,037	81,362
Freddie Mac Gold Pool 2% 10/1/2050	12,817	10,574
Freddie Mac Gold Pool 2% 10/1/2051	15,686,242	12,979,780
Freddie Mac Gold Pool 2% 10/1/2051	2,072,140	1,721,094
Freddie Mac Gold Pool 2% 10/1/2051	791,238	655,956
Freddie Mac Gold Pool 2% 11/1/2041	3,846,041	3,372,831
Freddie Mac Gold Pool 2% 11/1/2050	33,649,208	27,643,673
Freddie Mac Gold Pool 2% 11/1/2050	244,051	200,342
Freddie Mac Gold Pool 2% 11/1/2050	156,748	128,772
Freddie Mac Gold Pool 2% 11/1/2050	18,490	15,230
Freddie Mac Gold Pool 2% 11/1/2051	22,875,910	18,928,962
Freddie Mac Gold Pool 2% 11/1/2051	10,306,024	8,498,864
Freddie Mac Gold Pool 2% 11/1/2051	2,875,189	2,383,604
Freddie Mac Gold Pool 2% 11/1/2051	1,144,653	948,946
Freddie Mac Gold Pool 2% 11/1/2051	694,420	575,691
Freddie Mac Gold Pool 2% 12/1/2035	909,338	845,654
Freddie Mac Gold Pool 2% 12/1/2051	10,819,291	8,969,465
Freddie Mac Gold Pool 2% 2/1/2041	2,435,394	2,149,136
Freddie Mac Gold Pool 2% 2/1/2042	1,159,357	1,014,961
Freddie Mac Gold Pool 2% 2/1/2051	17,135,229	14,066,313
Freddie Mac Gold Pool 2% 2/1/2051	15,724,174	13,099,616
Freddie Mac Gold Pool 2% 2/1/2051	123,047	101,086
Freddie Mac Gold Pool 2% 2/1/2052	28,895,651	23,801,715
Freddie Mac Gold Pool 2% 2/1/2052	12,664,608	10,471,576
Freddie Mac Gold Pool 2% 3/1/2041	2,513,748	2,227,134
Freddie Mac Gold Pool 2% 3/1/2051	28,604,518	23,481,455
Freddie Mac Gold Pool 2% 3/1/2051	7,290,409	5,996,089
Freddie Mac Gold Pool 2% 4/1/2051	1,740,321	1,427,542
Freddie Mac Gold Pool 2% 5/1/2041	2,259,923	1,990,020
Freddie Mac Gold Pool 2% 5/1/2051	28,683,321	23,528,217
Freddie Mac Gold Pool 2% 5/1/2051	12,239,195	10,188,673
Freddie Mac Gold Pool 2% 5/1/2051	1,460,222	1,212,842
Freddie Mac Gold Pool 2% 5/1/2051	550,613	453,202
Freddie Mac Gold Pool 2% 6/1/2041	3,769,681	3,317,246
Freddie Mac Gold Pool 2% 6/1/2050	117,782,053	96,981,767
Freddie Mac Gold Pool 2% 6/1/2050	10,478,990	8,713,544
Freddie Mac Gold Pool 2% 6/1/2051	86,598	71,034
Freddie Mac Gold Pool 2% 6/1/2052	2,110,740	1,731,388
Freddie Mac Gold Pool 2% 7/1/2041	14,644,436	12,899,579
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2050	288,220	237,050
Freddie Mac Gold Pool 2% 7/1/2050	108,190	89,083
Freddie Mac Gold Pool 2% 7/1/2051	818,814	679,329
Freddie Mac Gold Pool 2% 8/1/2051	2,265,072	1,860,813
Freddie Mac Gold Pool 2% 8/1/2052	55,374	45,335
Freddie Mac Gold Pool 2% 9/1/2050	64,973,008	53,437,876
Freddie Mac Gold Pool 2% 9/1/2050	537,313	441,416
Freddie Mac Gold Pool 2% 9/1/2050	71,530	58,831
Freddie Mac Gold Pool 2.5% 1/1/2033	34,689	33,452
Freddie Mac Gold Pool 2.5% 1/1/2041	4,859,533	4,412,549
Freddie Mac Gold Pool 2.5% 1/1/2042	4,527,670	4,082,513
Freddie Mac Gold Pool 2.5% 1/1/2051	17,582	15,173
Freddie Mac Gold Pool 2.5% 10/1/2041	2,205,234	1,991,857
Freddie Mac Gold Pool 2.5% 10/1/2050	3,871,277	3,352,839
Freddie Mac Gold Pool 2.5% 10/1/2051	4,248,088	3,667,239
Freddie Mac Gold Pool 2.5% 11/1/2031	1,228,772	1,189,529
Freddie Mac Gold Pool 2.5% 11/1/2041 (w)	17,238,233	15,631,623
Freddie Mac Gold Pool 2.5% 11/1/2041	1,032,634	934,686
Freddie Mac Gold Pool 2.5% 11/1/2041	898,970	815,388
Freddie Mac Gold Pool 2.5% 11/1/2050	19,831,455	17,256,208
Freddie Mac Gold Pool 2.5% 11/1/2051	23,556,233	20,335,349
Freddie Mac Gold Pool 2.5% 12/1/2050	2,870,152	2,497,443
Freddie Mac Gold Pool 2.5% 12/1/2051	6,838,392	5,903,367
Freddie Mac Gold Pool 2.5% 2/1/2042	3,228,482	2,924,649
Freddie Mac Gold Pool 2.5% 2/1/2051	13,487,016	11,722,992
Freddie Mac Gold Pool 2.5% 2/1/2051	38,957	33,618
Freddie Mac Gold Pool 2.5% 3/1/2050	3,673,975	3,169,330
Freddie Mac Gold Pool 2.5% 3/1/2051	11,446,454	9,877,784
Freddie Mac Gold Pool 2.5% 4/1/2042	31,459,742	28,345,848
Freddie Mac Gold Pool 2.5% 4/1/2042	668,805	603,737
Freddie Mac Gold Pool 2.5% 4/1/2052	7,636,231	6,623,138
Freddie Mac Gold Pool 2.5% 4/1/2052	475,847	413,014
Freddie Mac Gold Pool 2.5% 5/1/2041	6,912,943	6,300,053
Freddie Mac Gold Pool 2.5% 5/1/2051	24,798,626	21,524,111
Freddie Mac Gold Pool 2.5% 5/1/2051	4,146,281	3,629,885
Freddie Mac Gold Pool 2.5% 5/1/2052	21,407,345	18,547,180
Freddie Mac Gold Pool 2.5% 6/1/2031	1,424,010	1,385,496
Freddie Mac Gold Pool 2.5% 6/1/2040	556,188	508,559
Freddie Mac Gold Pool 2.5% 6/1/2041	797,399	723,776
Freddie Mac Gold Pool 2.5% 7/1/2051	8,832,661	7,638,758
Freddie Mac Gold Pool 2.5% 8/1/2041	736,982	669,253
Freddie Mac Gold Pool 2.5% 8/1/2050	20,795,276	18,088,371
Freddie Mac Gold Pool 2.5% 9/1/2041	1,615,705	1,465,895
Freddie Mac Gold Pool 3% 1/1/2033	250,743	244,608
Freddie Mac Gold Pool 3% 1/1/2043	82,117	76,429
Freddie Mac Gold Pool 3% 1/1/2052	3,059,394	2,742,772
Freddie Mac Gold Pool 3% 1/1/2052	1,458,577	1,307,627
Freddie Mac Gold Pool 3% 1/1/2052	676,735	606,698
Freddie Mac Gold Pool 3% 10/1/2042	66,265	61,486
Freddie Mac Gold Pool 3% 10/1/2049	8,186,398	7,372,430
Freddie Mac Gold Pool 3% 10/1/2051	5,689,794	5,120,505
Freddie Mac Gold Pool 3% 10/1/2051	893,403	801,501
Freddie Mac Gold Pool 3% 11/1/2042	13,959	13,036
Freddie Mac Gold Pool 3% 11/1/2049	27,844,404	25,241,180
Freddie Mac Gold Pool 3% 11/1/2050	1,379,916	1,239,262
Freddie Mac Gold Pool 3% 11/1/2051	4,416,664	3,962,336
Freddie Mac Gold Pool 3% 11/1/2051	29,519	26,483
Freddie Mac Gold Pool 3% 12/1/2030	509,881	500,338
Freddie Mac Gold Pool 3% 12/1/2031	8,667	8,490
Freddie Mac Gold Pool 3% 12/1/2032	924,968	905,946
Freddie Mac Gold Pool 3% 12/1/2032	332,123	324,651
Freddie Mac Gold Pool 3% 12/1/2042	1,468,508	1,368,057
Freddie Mac Gold Pool 3% 12/1/2050	11,274,414	10,125,221
Freddie Mac Gold Pool 3% 2/1/2032	12,821	12,550
Freddie Mac Gold Pool 3% 2/1/2033	491,659	482,817
Freddie Mac Gold Pool 3% 2/1/2037	565,960	540,863
Freddie Mac Gold Pool 3% 2/1/2037	31,795	30,385
Freddie Mac Gold Pool 3% 2/1/2038	309,455	293,772
Freddie Mac Gold Pool 3% 2/1/2038	6,461	6,134
Freddie Mac Gold Pool 3% 2/1/2043	97,025	90,688
Freddie Mac Gold Pool 3% 2/1/2043	47,190	43,959
Freddie Mac Gold Pool 3% 2/1/2043	23,917	22,185
Freddie Mac Gold Pool 3% 2/1/2052	5,575,489	4,996,729
Freddie Mac Gold Pool 3% 2/1/2052	5,578,515	4,994,211
Freddie Mac Gold Pool 3% 2/1/2052	4,896,027	4,374,029
Freddie Mac Gold Pool 3% 2/1/2052	4,505,570	4,033,648
Freddie Mac Gold Pool 3% 2/1/2052	1,916,816	1,717,843
Freddie Mac Gold Pool 3% 2/1/2052	943,094	845,196
Freddie Mac Gold Pool 3% 3/1/2033	1,066,054	1,041,359
Freddie Mac Gold Pool 3% 3/1/2033	49,747	48,584
Freddie Mac Gold Pool 3% 3/1/2043	103,076	95,972
Freddie Mac Gold Pool 3% 3/1/2050	14,882,166	13,402,443
Freddie Mac Gold Pool 3% 3/1/2052	2,512,733	2,251,116
Freddie Mac Gold Pool 3% 3/1/2052	1,539,242	1,379,943
Freddie Mac Gold Pool 3% 4/1/2032	36,135	35,432
Freddie Mac Gold Pool 3% 4/1/2032	12,576	12,335
Freddie Mac Gold Pool 3% 4/1/2034	780,839	762,465
Freddie Mac Gold Pool 3% 4/1/2043	41,951	39,079
Freddie Mac Gold Pool 3% 4/1/2045	7,879	7,262
Freddie Mac Gold Pool 3% 4/1/2045	5,820	5,346
Freddie Mac Gold Pool 3% 4/1/2046	177,209	162,435
Freddie Mac Gold Pool 3% 4/1/2046	146,646	134,419
Freddie Mac Gold Pool 3% 4/1/2050	14,899,223	13,417,804
Freddie Mac Gold Pool 3% 4/1/2052	7,827,441	7,083,409
Freddie Mac Gold Pool 3% 5/1/2045	48,752	44,738
Freddie Mac Gold Pool 3% 5/1/2046	2,647,162	2,426,463
Freddie Mac Gold Pool 3% 5/1/2046	423,357	388,061
Freddie Mac Gold Pool 3% 5/1/2051	4,153,130	3,734,995
Freddie Mac Gold Pool 3% 6/1/2031	3,848	3,774
Freddie Mac Gold Pool 3% 6/1/2046	2,619,666	2,401,260
Freddie Mac Gold Pool 3% 6/1/2050	10,137,615	9,177,159
Freddie Mac Gold Pool 3% 6/1/2052	6,656,281	5,988,212
Freddie Mac Gold Pool 3% 6/1/2052	5,064,727	4,540,569
Freddie Mac Gold Pool 3% 7/1/2032	63,635	62,283
Freddie Mac Gold Pool 3% 7/1/2043	209,283	194,580
Freddie Mac Gold Pool 3% 7/1/2043	52,019	48,325
Freddie Mac Gold Pool 3% 7/1/2045	102,552	94,263
Freddie Mac Gold Pool 3% 7/1/2045	38,177	35,775
Freddie Mac Gold Pool 3% 7/1/2045	11,344	10,467
Freddie Mac Gold Pool 3% 8/1/2032	79,644	77,970
Freddie Mac Gold Pool 3% 8/1/2032	55,267	54,080
Freddie Mac Gold Pool 3% 8/1/2037	236,177	224,798
Freddie Mac Gold Pool 3% 8/1/2042	19,445	18,141
Freddie Mac Gold Pool 3% 8/1/2042	14,944	13,897
Freddie Mac Gold Pool 3% 8/1/2045	47,196	43,316
Freddie Mac Gold Pool 3% 8/1/2045	28,343	26,159
Freddie Mac Gold Pool 3% 9/1/2049	81,367	73,988
Freddie Mac Gold Pool 3% 9/1/2051	3,939,256	3,534,037
Freddie Mac Gold Pool 3.5% 1/1/2032	12,124	12,000
Freddie Mac Gold Pool 3.5% 1/1/2044	6,542,202	6,249,934
Freddie Mac Gold Pool 3.5% 1/1/2044	3,294,741	3,145,840
Freddie Mac Gold Pool 3.5% 1/1/2045	2,376,381	2,268,364
Freddie Mac Gold Pool 3.5% 1/1/2046	10,150	9,593
Freddie Mac Gold Pool 3.5% 1/1/2048	22,565	21,362
Freddie Mac Gold Pool 3.5% 10/1/2040	181,139	173,303
Freddie Mac Gold Pool 3.5% 10/1/2042	67,007	63,978
Freddie Mac Gold Pool 3.5% 10/1/2042	9,125	8,700
Freddie Mac Gold Pool 3.5% 10/1/2047	101,103	95,745
Freddie Mac Gold Pool 3.5% 10/1/2049	11,071,571	10,415,657
Freddie Mac Gold Pool 3.5% 10/1/2051	3,093,342	2,892,683
Freddie Mac Gold Pool 3.5% 10/1/2053	2,742,045	2,538,467
Freddie Mac Gold Pool 3.5% 11/1/2033	646,482	635,765
Freddie Mac Gold Pool 3.5% 11/1/2040	377,924	362,443
Freddie Mac Gold Pool 3.5% 11/1/2045	2,837,829	2,683,876
Freddie Mac Gold Pool 3.5% 11/1/2045	46,599	44,096
Freddie Mac Gold Pool 3.5% 11/1/2046	4,737	4,460
Freddie Mac Gold Pool 3.5% 11/1/2047	681,748	645,620
Freddie Mac Gold Pool 3.5% 11/1/2047	47,187	44,576
Freddie Mac Gold Pool 3.5% 12/1/2033	190,253	187,850
Freddie Mac Gold Pool 3.5% 12/1/2040	364,441	346,439
Freddie Mac Gold Pool 3.5% 12/1/2046	1,140,288	1,076,478
Freddie Mac Gold Pool 3.5% 12/1/2047	154,027	145,816
Freddie Mac Gold Pool 3.5% 2/1/2034	3,647,976	3,603,119
Freddie Mac Gold Pool 3.5% 2/1/2043	4,068,528	3,880,473
Freddie Mac Gold Pool 3.5% 2/1/2043	303,008	289,731
Freddie Mac Gold Pool 3.5% 2/1/2043	111,060	106,518
Freddie Mac Gold Pool 3.5% 2/1/2045	2,613	2,490
Freddie Mac Gold Pool 3.5% 2/1/2046	1,975,082	1,868,260
Freddie Mac Gold Pool 3.5% 2/1/2048	6,299	5,862
Freddie Mac Gold Pool 3.5% 2/1/2052	1,055,584	985,791
Freddie Mac Gold Pool 3.5% 3/1/2032	3,764,048	3,725,052
Freddie Mac Gold Pool 3.5% 3/1/2045	924,077	875,077
Freddie Mac Gold Pool 3.5% 3/1/2045	243,414	230,926
Freddie Mac Gold Pool 3.5% 3/1/2045	181,855	172,497
Freddie Mac Gold Pool 3.5% 3/1/2045	85,300	81,385
Freddie Mac Gold Pool 3.5% 3/1/2046	3,490,160	3,306,260
Freddie Mac Gold Pool 3.5% 3/1/2047	53,309	50,193
Freddie Mac Gold Pool 3.5% 3/1/2052	4,641,803	4,330,980
Freddie Mac Gold Pool 3.5% 3/1/2052	4,266,367	3,974,950
Freddie Mac Gold Pool 3.5% 3/1/2052	2,147,839	2,005,157
Freddie Mac Gold Pool 3.5% 4/1/2040	448,024	429,947
Freddie Mac Gold Pool 3.5% 4/1/2042	2,553,460	2,447,823
Freddie Mac Gold Pool 3.5% 4/1/2042	24,394	23,341
Freddie Mac Gold Pool 3.5% 4/1/2043	363,595	346,586
Freddie Mac Gold Pool 3.5% 4/1/2043	152,862	145,899
Freddie Mac Gold Pool 3.5% 4/1/2046	2,089,246	1,976,250
Freddie Mac Gold Pool 3.5% 4/1/2046	649,962	614,809
Freddie Mac Gold Pool 3.5% 4/1/2052	32,424,404	30,108,310
Freddie Mac Gold Pool 3.5% 5/1/2033	59,456	58,760
Freddie Mac Gold Pool 3.5% 5/1/2034	221,472	218,477
Freddie Mac Gold Pool 3.5% 5/1/2034	36,590	36,101
Freddie Mac Gold Pool 3.5% 5/1/2040	857,402	823,319
Freddie Mac Gold Pool 3.5% 5/1/2040	166,965	160,279
Freddie Mac Gold Pool 3.5% 5/1/2045	850,146	803,736
Freddie Mac Gold Pool 3.5% 5/1/2045	122,303	115,674
Freddie Mac Gold Pool 3.5% 5/1/2045	65,031	61,580
Freddie Mac Gold Pool 3.5% 5/1/2045	29,371	28,062
Freddie Mac Gold Pool 3.5% 5/1/2045	10,881	10,253
Freddie Mac Gold Pool 3.5% 5/1/2046	4,347,694	4,120,702
Freddie Mac Gold Pool 3.5% 5/1/2046	2,044,111	1,933,556
Freddie Mac Gold Pool 3.5% 5/1/2046	965,170	912,065
Freddie Mac Gold Pool 3.5% 5/1/2049	136,178	128,195
Freddie Mac Gold Pool 3.5% 5/1/2052	316,282	293,689
Freddie Mac Gold Pool 3.5% 6/1/2032	1,994,370	1,972,859
Freddie Mac Gold Pool 3.5% 6/1/2040	758,541	729,372
Freddie Mac Gold Pool 3.5% 6/1/2045	3,532,111	3,347,254
Freddie Mac Gold Pool 3.5% 6/1/2045	1,036,624	980,970
Freddie Mac Gold Pool 3.5% 6/1/2045	196,736	186,637
Freddie Mac Gold Pool 3.5% 6/1/2045	168,565	159,884
Freddie Mac Gold Pool 3.5% 6/1/2045	6,367	6,038
Freddie Mac Gold Pool 3.5% 7/1/2032	1,748,842	1,730,175
Freddie Mac Gold Pool 3.5% 7/1/2032	498,988	493,554
Freddie Mac Gold Pool 3.5% 7/1/2040	72,076	69,093
Freddie Mac Gold Pool 3.5% 7/1/2042	841,172	802,586
Freddie Mac Gold Pool 3.5% 7/1/2046	6,870	6,494
Freddie Mac Gold Pool 3.5% 7/1/2047	1,634,275	1,548,180
Freddie Mac Gold Pool 3.5% 7/1/2052	780,875	726,805
Freddie Mac Gold Pool 3.5% 8/1/2034	376,251	371,057
Freddie Mac Gold Pool 3.5% 8/1/2034	28,594	28,203
Freddie Mac Gold Pool 3.5% 8/1/2040	491,125	471,272
Freddie Mac Gold Pool 3.5% 8/1/2042	1,949,915	1,861,691
Freddie Mac Gold Pool 3.5% 8/1/2047	2,548,481	2,413,429
Freddie Mac Gold Pool 3.5% 8/1/2047	296,097	280,406
Freddie Mac Gold Pool 3.5% 8/1/2047	200,074	189,471
Freddie Mac Gold Pool 3.5% 8/1/2051	4,236,881	3,963,367
Freddie Mac Gold Pool 3.5% 9/1/2040	392,931	377,544
Freddie Mac Gold Pool 3.5% 9/1/2042	5,708,261	5,443,477
Freddie Mac Gold Pool 3.5% 9/1/2042	1,061,582	1,011,878
Freddie Mac Gold Pool 3.5% 9/1/2042	3,636	3,466
Freddie Mac Gold Pool 3.5% 9/1/2046	751,573	710,661
Freddie Mac Gold Pool 3.5% 9/1/2046	123,052	116,281
Freddie Mac Gold Pool 3.5% 9/1/2047	50,411	47,739
Freddie Mac Gold Pool 3.5% 9/1/2047	47,511	44,993
Freddie Mac Gold Pool 3.5% 9/1/2052	501,840	465,209
Freddie Mac Gold Pool 4% 1/1/2041	2,070,387	2,042,319
Freddie Mac Gold Pool 4% 1/1/2041	44,678	44,147
Freddie Mac Gold Pool 4% 1/1/2041	11,812	11,636
Freddie Mac Gold Pool 4% 1/1/2042	3,209	3,160
Freddie Mac Gold Pool 4% 1/1/2043	16,112	15,804
Freddie Mac Gold Pool 4% 1/1/2044	59,278	58,041
Freddie Mac Gold Pool 4% 1/1/2044	48,385	47,441
Freddie Mac Gold Pool 4% 10/1/2041	762,237	750,942
Freddie Mac Gold Pool 4% 10/1/2041	91,703	90,363
Freddie Mac Gold Pool 4% 10/1/2041	83,750	82,536
Freddie Mac Gold Pool 4% 10/1/2041	45,914	45,250
Freddie Mac Gold Pool 4% 10/1/2042	30,523	29,998
Freddie Mac Gold Pool 4% 10/1/2042	12,119	11,986
Freddie Mac Gold Pool 4% 10/1/2042	8,445	8,284
Freddie Mac Gold Pool 4% 10/1/2043	147,688	144,759
Freddie Mac Gold Pool 4% 10/1/2043	63,300	61,982
Freddie Mac Gold Pool 4% 10/1/2043	21,012	20,641
Freddie Mac Gold Pool 4% 10/1/2043	17,223	16,867
Freddie Mac Gold Pool 4% 10/1/2052	6,666,217	6,440,608
Freddie Mac Gold Pool 4% 11/1/2041	121,462	119,443
Freddie Mac Gold Pool 4% 11/1/2041	13,123	12,999
Freddie Mac Gold Pool 4% 11/1/2041	3,533	3,482
Freddie Mac Gold Pool 4% 11/1/2042	2,021,412	1,990,830
Freddie Mac Gold Pool 4% 11/1/2042	1,395,651	1,375,376
Freddie Mac Gold Pool 4% 11/1/2042	130,752	128,530
Freddie Mac Gold Pool 4% 11/1/2042	113,036	110,975
Freddie Mac Gold Pool 4% 11/1/2042	54,205	53,283
Freddie Mac Gold Pool 4% 11/1/2042	40,951	40,182
Freddie Mac Gold Pool 4% 11/1/2042	3,925	3,898
Freddie Mac Gold Pool 4% 11/1/2043	363,488	357,254
Freddie Mac Gold Pool 4% 11/1/2045	202,677	197,862
Freddie Mac Gold Pool 4% 11/1/2047	1,912,762	1,854,955
Freddie Mac Gold Pool 4% 11/1/2051	214,881	208,415
Freddie Mac Gold Pool 4% 12/1/2040	22,669	22,386
Freddie Mac Gold Pool 4% 12/1/2040	10,101	9,966
Freddie Mac Gold Pool 4% 12/1/2040	9,453	9,328
Freddie Mac Gold Pool 4% 12/1/2042	1,006,906	991,900
Freddie Mac Gold Pool 4% 12/1/2042	45,776	44,948
Freddie Mac Gold Pool 4% 12/1/2042	24,542	24,199
Freddie Mac Gold Pool 4% 12/1/2045	2,637,514	2,578,165
Freddie Mac Gold Pool 4% 12/1/2045	450,583	442,935
Freddie Mac Gold Pool 4% 12/1/2047	6,859,139	6,651,845
Freddie Mac Gold Pool 4% 2/1/2041	555,149	547,009
Freddie Mac Gold Pool 4% 2/1/2041	2,239	2,208
Freddie Mac Gold Pool 4% 2/1/2042	3,141,776	3,089,647
Freddie Mac Gold Pool 4% 2/1/2042	53,654	52,898
Freddie Mac Gold Pool 4% 2/1/2042	1,078	1,066
Freddie Mac Gold Pool 4% 2/1/2043	91,417	89,737
Freddie Mac Gold Pool 4% 2/1/2043	80,719	79,174
Freddie Mac Gold Pool 4% 2/1/2043	48,908	47,948
Freddie Mac Gold Pool 4% 2/1/2043	34,803	34,125
Freddie Mac Gold Pool 4% 2/1/2044	63,596	62,354
Freddie Mac Gold Pool 4% 2/1/2044	34,712	34,076
Freddie Mac Gold Pool 4% 2/1/2044	25,881	25,325
Freddie Mac Gold Pool 4% 2/1/2045	1,459,945	1,430,198
Freddie Mac Gold Pool 4% 2/1/2046	179,409	175,164
Freddie Mac Gold Pool 4% 2/1/2046	89,024	86,863
Freddie Mac Gold Pool 4% 2/1/2046	37,559	36,670
Freddie Mac Gold Pool 4% 2/1/2048	1,987,985	1,931,633
Freddie Mac Gold Pool 4% 2/1/2048	118,247	114,932
Freddie Mac Gold Pool 4% 2/1/2052	103,952	100,791
Freddie Mac Gold Pool 4% 2/1/2052	96,230	93,304
Freddie Mac Gold Pool 4% 2/1/2053	7,077,278	6,817,853
Freddie Mac Gold Pool 4% 3/1/2042	57,582	56,606
Freddie Mac Gold Pool 4% 3/1/2042	56,301	55,464
Freddie Mac Gold Pool 4% 3/1/2042	14,000	13,740
Freddie Mac Gold Pool 4% 3/1/2043	27,675	27,264
Freddie Mac Gold Pool 4% 3/1/2043	16,440	16,122
Freddie Mac Gold Pool 4% 3/1/2044	57,258	56,070
Freddie Mac Gold Pool 4% 4/1/2040	1,749	1,734
Freddie Mac Gold Pool 4% 4/1/2042	859,591	845,228
Freddie Mac Gold Pool 4% 4/1/2042	652,399	642,577
Freddie Mac Gold Pool 4% 4/1/2042	25,899	25,421
Freddie Mac Gold Pool 4% 4/1/2042	23,688	23,388
Freddie Mac Gold Pool 4% 4/1/2042	18,744	18,499
Freddie Mac Gold Pool 4% 4/1/2042	10,413	10,220
Freddie Mac Gold Pool 4% 4/1/2043	1,082,743	1,064,969
Freddie Mac Gold Pool 4% 4/1/2043	56,231	55,250
Freddie Mac Gold Pool 4% 4/1/2043	16,122	15,942
Freddie Mac Gold Pool 4% 4/1/2046	554,923	541,794
Freddie Mac Gold Pool 4% 4/1/2048	421,558	409,608
Freddie Mac Gold Pool 4% 4/1/2048	353,153	343,142
Freddie Mac Gold Pool 4% 4/1/2048	191,203	185,783
Freddie Mac Gold Pool 4% 4/1/2048	72,570	70,513
Freddie Mac Gold Pool 4% 4/1/2048	35,945	34,926
Freddie Mac Gold Pool 4% 4/1/2052	226,369	219,345
Freddie Mac Gold Pool 4% 4/1/2052	158,351	153,437
Freddie Mac Gold Pool 4% 5/1/2037	3,486,050	3,467,647
Freddie Mac Gold Pool 4% 5/1/2038	4,458,711	4,429,599
Freddie Mac Gold Pool 4% 5/1/2042	112,795	111,193
Freddie Mac Gold Pool 4% 5/1/2043	69,008	67,672
Freddie Mac Gold Pool 4% 5/1/2043	22,873	22,415
Freddie Mac Gold Pool 4% 5/1/2043	19,542	19,147
Freddie Mac Gold Pool 4% 5/1/2043	19,060	18,679
Freddie Mac Gold Pool 4% 5/1/2043	7,536	7,399
Freddie Mac Gold Pool 4% 5/1/2045	1,393,048	1,372,617
Freddie Mac Gold Pool 4% 5/1/2045	112,644	110,026
Freddie Mac Gold Pool 4% 5/1/2048	4,721,623	4,589,257
Freddie Mac Gold Pool 4% 5/1/2053	15,816,636	15,202,263
Freddie Mac Gold Pool 4% 6/1/2041	33,296	32,776
Freddie Mac Gold Pool 4% 6/1/2041	5,558	5,528
Freddie Mac Gold Pool 4% 6/1/2042	37,833	37,247
Freddie Mac Gold Pool 4% 6/1/2043	63,741	62,816
Freddie Mac Gold Pool 4% 6/1/2043	29,412	28,830
Freddie Mac Gold Pool 4% 6/1/2047	4,339,842	4,231,741
Freddie Mac Gold Pool 4% 6/1/2047	403,852	393,288
Freddie Mac Gold Pool 4% 6/1/2052	125,359	121,469
Freddie Mac Gold Pool 4% 7/1/2041	314,893	309,703
Freddie Mac Gold Pool 4% 7/1/2042	950,655	933,791
Freddie Mac Gold Pool 4% 7/1/2043	144,997	142,180
Freddie Mac Gold Pool 4% 7/1/2043	112,297	110,293
Freddie Mac Gold Pool 4% 7/1/2043	91,844	90,203
Freddie Mac Gold Pool 4% 7/1/2043	41,358	40,527
Freddie Mac Gold Pool 4% 7/1/2043	35,921	35,191
Freddie Mac Gold Pool 4% 7/1/2043	34,522	33,817
Freddie Mac Gold Pool 4% 7/1/2043	10,555	10,344
Freddie Mac Gold Pool 4% 7/1/2044	727,567	717,286
Freddie Mac Gold Pool 4% 7/1/2052	194,086	188,063
Freddie Mac Gold Pool 4% 8/1/2040	1,481	1,459
Freddie Mac Gold Pool 4% 8/1/2043	73,356	71,921
Freddie Mac Gold Pool 4% 8/1/2043	41,294	40,686
Freddie Mac Gold Pool 4% 8/1/2043	30,118	29,702
Freddie Mac Gold Pool 4% 8/1/2043	9,566	9,371
Freddie Mac Gold Pool 4% 8/1/2044	16,735	16,387
Freddie Mac Gold Pool 4% 8/1/2044	16,597	16,316
Freddie Mac Gold Pool 4% 8/1/2052	119,729	116,014
Freddie Mac Gold Pool 4% 9/1/2040	52,127	51,422
Freddie Mac Gold Pool 4% 9/1/2041	94,724	93,351
Freddie Mac Gold Pool 4% 9/1/2041	34,695	34,187
Freddie Mac Gold Pool 4% 9/1/2041	31,691	31,170
Freddie Mac Gold Pool 4% 9/1/2041	19,275	19,024
Freddie Mac Gold Pool 4% 9/1/2042	1,759,507	1,730,150
Freddie Mac Gold Pool 4% 9/1/2042	82,453	81,344
Freddie Mac Gold Pool 4% 9/1/2043	2,112,712	2,085,197
Freddie Mac Gold Pool 4% 9/1/2043	94,772	93,026
Freddie Mac Gold Pool 4% 9/1/2043	91,585	89,882
Freddie Mac Gold Pool 4% 9/1/2043	81,751	80,140
Freddie Mac Gold Pool 4% 9/1/2043	81,147	79,493
Freddie Mac Gold Pool 4% 9/1/2043	76,080	74,636
Freddie Mac Gold Pool 4% 9/1/2043	43,869	43,056
Freddie Mac Gold Pool 4% 9/1/2043	30,155	29,526
Freddie Mac Gold Pool 4% 9/1/2043	2,618	2,601
Freddie Mac Gold Pool 4% 9/1/2051	1,914,873	1,828,525
Freddie Mac Gold Pool 4% 9/1/2051	265,450	257,545
Freddie Mac Gold Pool 4.5% 1/1/2041	938,938	946,742
Freddie Mac Gold Pool 4.5% 1/1/2041	29,467	29,713
Freddie Mac Gold Pool 4.5% 1/1/2041	19,092	19,253
Freddie Mac Gold Pool 4.5% 1/1/2049	83,693	83,273
Freddie Mac Gold Pool 4.5% 10/1/2039	13,011	13,121
Freddie Mac Gold Pool 4.5% 10/1/2040	89,654	90,395
Freddie Mac Gold Pool 4.5% 10/1/2040	48,768	49,159
Freddie Mac Gold Pool 4.5% 10/1/2041	229,751	231,575
Freddie Mac Gold Pool 4.5% 10/1/2044	1,467,493	1,477,844
Freddie Mac Gold Pool 4.5% 10/1/2048	2,561,781	2,566,264
Freddie Mac Gold Pool 4.5% 10/1/2048	278,770	277,951
Freddie Mac Gold Pool 4.5% 11/1/2039	1,493	1,505
Freddie Mac Gold Pool 4.5% 11/1/2040	4,432	4,469
Freddie Mac Gold Pool 4.5% 12/1/2039	769	775
Freddie Mac Gold Pool 4.5% 12/1/2040	28,333	28,559
Freddie Mac Gold Pool 4.5% 12/1/2040	22,747	22,929
Freddie Mac Gold Pool 4.5% 12/1/2040	1,896	1,911
Freddie Mac Gold Pool 4.5% 12/1/2045	254,109	256,247
Freddie Mac Gold Pool 4.5% 12/1/2047	802,154	801,301
Freddie Mac Gold Pool 4.5% 12/1/2048	2,063,339	2,057,922
Freddie Mac Gold Pool 4.5% 12/1/2048	7,496	7,458
Freddie Mac Gold Pool 4.5% 2/1/2040	6,121	6,173
Freddie Mac Gold Pool 4.5% 2/1/2041	132,759	133,862
Freddie Mac Gold Pool 4.5% 2/1/2041	37,386	37,695
Freddie Mac Gold Pool 4.5% 2/1/2041	37,309	37,603
Freddie Mac Gold Pool 4.5% 2/1/2041	37,251	37,539
Freddie Mac Gold Pool 4.5% 2/1/2041	34,970	35,259
Freddie Mac Gold Pool 4.5% 2/1/2041	26,973	27,199
Freddie Mac Gold Pool 4.5% 2/1/2041	22,903	23,096
Freddie Mac Gold Pool 4.5% 2/1/2041	17,193	17,336
Freddie Mac Gold Pool 4.5% 2/1/2041	15,944	16,070
Freddie Mac Gold Pool 4.5% 2/1/2044	105,672	106,328
Freddie Mac Gold Pool 4.5% 2/1/2044	24,632	24,793
Freddie Mac Gold Pool 4.5% 3/1/2041	147,270	148,488
Freddie Mac Gold Pool 4.5% 3/1/2041	35,784	36,080
Freddie Mac Gold Pool 4.5% 3/1/2041	20,654	20,824
Freddie Mac Gold Pool 4.5% 3/1/2041	7,231	7,291
Freddie Mac Gold Pool 4.5% 3/1/2042	3,806	3,837
Freddie Mac Gold Pool 4.5% 3/1/2044	64,562	64,958
Freddie Mac Gold Pool 4.5% 3/1/2044	39,059	39,294
Freddie Mac Gold Pool 4.5% 3/1/2044	20,205	20,324
Freddie Mac Gold Pool 4.5% 4/1/2041	50,593	50,983
Freddie Mac Gold Pool 4.5% 4/1/2041	49,460	49,861
Freddie Mac Gold Pool 4.5% 4/1/2041	5,658	5,701
Freddie Mac Gold Pool 4.5% 4/1/2041	1,891	1,907
Freddie Mac Gold Pool 4.5% 4/1/2048	370,051	369,427
Freddie Mac Gold Pool 4.5% 4/1/2048	146,899	146,651
Freddie Mac Gold Pool 4.5% 4/1/2048	143,647	143,405
Freddie Mac Gold Pool 4.5% 5/1/2039	788,353	794,994
Freddie Mac Gold Pool 4.5% 5/1/2039	119,755	120,810
Freddie Mac Gold Pool 4.5% 5/1/2039	16,977	17,127
Freddie Mac Gold Pool 4.5% 5/1/2040	4,808	4,848
Freddie Mac Gold Pool 4.5% 5/1/2040	4,009	4,044
Freddie Mac Gold Pool 4.5% 5/1/2041	53,921	54,352
Freddie Mac Gold Pool 4.5% 5/1/2041	52,866	53,272
Freddie Mac Gold Pool 4.5% 5/1/2041	21,278	21,454
Freddie Mac Gold Pool 4.5% 5/1/2048	292,316	291,732
Freddie Mac Gold Pool 4.5% 6/1/2040	10,384	10,471
Freddie Mac Gold Pool 4.5% 6/1/2041	49,476	49,892
Freddie Mac Gold Pool 4.5% 6/1/2041	40,929	41,252
Freddie Mac Gold Pool 4.5% 6/1/2041	34,628	34,918
Freddie Mac Gold Pool 4.5% 6/1/2041	25,494	25,695
Freddie Mac Gold Pool 4.5% 6/1/2041	16,278	16,422
Freddie Mac Gold Pool 4.5% 6/1/2041	16,244	16,376
Freddie Mac Gold Pool 4.5% 6/1/2041	4,159	4,192
Freddie Mac Gold Pool 4.5% 6/1/2047	427,085	428,500
Freddie Mac Gold Pool 4.5% 7/1/2040	67,436	68,001
Freddie Mac Gold Pool 4.5% 7/1/2040	29,880	30,124
Freddie Mac Gold Pool 4.5% 7/1/2040	26,098	26,315
Freddie Mac Gold Pool 4.5% 7/1/2040	2,099	2,117
Freddie Mac Gold Pool 4.5% 7/1/2041	2,771	2,794
Freddie Mac Gold Pool 4.5% 7/1/2044	6,203	6,239
Freddie Mac Gold Pool 4.5% 7/1/2047	797,070	799,959
Freddie Mac Gold Pool 4.5% 7/1/2047	347,163	348,313
Freddie Mac Gold Pool 4.5% 7/1/2049	43,878	43,575
Freddie Mac Gold Pool 4.5% 8/1/2033	7,158	7,213
Freddie Mac Gold Pool 4.5% 8/1/2035	335	338
Freddie Mac Gold Pool 4.5% 8/1/2039	1,036	1,045
Freddie Mac Gold Pool 4.5% 8/1/2040	14,660	14,782
Freddie Mac Gold Pool 4.5% 8/1/2040	3,738	3,769
Freddie Mac Gold Pool 4.5% 8/1/2040	2,322	2,341
Freddie Mac Gold Pool 4.5% 8/1/2041	169,424	170,820
Freddie Mac Gold Pool 4.5% 8/1/2041	23,890	24,078
Freddie Mac Gold Pool 4.5% 8/1/2041	17,818	17,967
Freddie Mac Gold Pool 4.5% 8/1/2041	3,770	3,801
Freddie Mac Gold Pool 4.5% 9/1/2039	251,177	253,289
Freddie Mac Gold Pool 4.5% 9/1/2039	96,683	97,532
Freddie Mac Gold Pool 4.5% 9/1/2039	1,454	1,466
Freddie Mac Gold Pool 4.5% 9/1/2039	566	571
Freddie Mac Gold Pool 4.5% 9/1/2041	226,418	228,288
Freddie Mac Gold Pool 4.5% 9/1/2041	170,242	171,642
Freddie Mac Gold Pool 4.5% 9/1/2041	23,690	23,887
Freddie Mac Gold Pool 4.5% 9/1/2041	4,655	4,694
Freddie Mac Gold Pool 5% 1/1/2035	165,498	168,785
Freddie Mac Gold Pool 5% 1/1/2037	7,880	8,055
Freddie Mac Gold Pool 5% 1/1/2040	156,685	160,572
Freddie Mac Gold Pool 5% 1/1/2041	2,187	2,244
Freddie Mac Gold Pool 5% 1/1/2053	10,927,993	11,027,732
Freddie Mac Gold Pool 5% 10/1/2033	20,120	20,525
Freddie Mac Gold Pool 5% 10/1/2033	13,888	14,156
Freddie Mac Gold Pool 5% 10/1/2033	630	643
Freddie Mac Gold Pool 5% 10/1/2033	357	364
Freddie Mac Gold Pool 5% 10/1/2052	4,155,980	4,203,002
Freddie Mac Gold Pool 5% 11/1/2034	107	108
Freddie Mac Gold Pool 5% 11/1/2035	11,476	11,732
Freddie Mac Gold Pool 5% 11/1/2037	988	1,011
Freddie Mac Gold Pool 5% 11/1/2040	4,155	4,257
Freddie Mac Gold Pool 5% 11/1/2052	12,047,511	12,180,056
Freddie Mac Gold Pool 5% 11/1/2052	2,554,910	2,590,205
Freddie Mac Gold Pool 5% 11/1/2052	56,606	57,059
Freddie Mac Gold Pool 5% 11/1/2053	5,728,136	5,812,637
Freddie Mac Gold Pool 5% 12/1/2033	13,356	13,631
Freddie Mac Gold Pool 5% 12/1/2033	7,807	7,964
Freddie Mac Gold Pool 5% 12/1/2033	2,455	2,501
Freddie Mac Gold Pool 5% 12/1/2034	2,090	2,136
Freddie Mac Gold Pool 5% 12/1/2034	1,409	1,440
Freddie Mac Gold Pool 5% 12/1/2035	30,452	31,142
Freddie Mac Gold Pool 5% 12/1/2052	6,070,844	6,137,635
Freddie Mac Gold Pool 5% 12/1/2052	3,196,931	3,227,108
Freddie Mac Gold Pool 5% 12/1/2052	1,459,286	1,475,341
Freddie Mac Gold Pool 5% 12/1/2052	1,303,858	1,316,166
Freddie Mac Gold Pool 5% 2/1/2035	18,232	18,559
Freddie Mac Gold Pool 5% 2/1/2040	31,383	32,190
Freddie Mac Gold Pool 5% 2/1/2041	12,571	12,900
Freddie Mac Gold Pool 5% 2/1/2041	4,917	5,046
Freddie Mac Gold Pool 5% 3/1/2041	6,479	6,646
Freddie Mac Gold Pool 5% 3/1/2041	6,338	6,504
Freddie Mac Gold Pool 5% 3/1/2041	1,308	1,319
Freddie Mac Gold Pool 5% 4/1/2034	6,453	6,587
Freddie Mac Gold Pool 5% 4/1/2035	45,741	46,669
Freddie Mac Gold Pool 5% 4/1/2035	16,555	16,921
Freddie Mac Gold Pool 5% 4/1/2035	11,719	11,976
Freddie Mac Gold Pool 5% 4/1/2036	97,602	99,763
Freddie Mac Gold Pool 5% 4/1/2038	46,629	47,740
Freddie Mac Gold Pool 5% 4/1/2040	105,502	108,196
Freddie Mac Gold Pool 5% 4/1/2041	2,622	2,691
Freddie Mac Gold Pool 5% 4/1/2054	700,551	710,447
Freddie Mac Gold Pool 5% 5/1/2034	7,737	7,892
Freddie Mac Gold Pool 5% 5/1/2034	3,812	3,889
Freddie Mac Gold Pool 5% 5/1/2034	2,861	2,923
Freddie Mac Gold Pool 5% 5/1/2034	601	612
Freddie Mac Gold Pool 5% 5/1/2035	44,261	45,227
Freddie Mac Gold Pool 5% 5/1/2035	1,086	1,105
Freddie Mac Gold Pool 5% 5/1/2040	27,837	28,526
Freddie Mac Gold Pool 5% 5/1/2041	8,876	9,109
Freddie Mac Gold Pool 5% 6/1/2035	8,113	8,283
Freddie Mac Gold Pool 5% 6/1/2035	3,622	3,702
Freddie Mac Gold Pool 5% 6/1/2038	2,601	2,666
Freddie Mac Gold Pool 5% 6/1/2038	2,412	2,471
Freddie Mac Gold Pool 5% 6/1/2040	100,654	103,202
Freddie Mac Gold Pool 5% 6/1/2040	64,774	66,407
Freddie Mac Gold Pool 5% 6/1/2041	1,284,191	1,317,358
Freddie Mac Gold Pool 5% 6/1/2041	7,008	7,192
Freddie Mac Gold Pool 5% 6/1/2052	6,138,169	6,226,801
Freddie Mac Gold Pool 5% 6/1/2053	4,048,881	4,127,589
Freddie Mac Gold Pool 5% 7/1/2034	183	187
Freddie Mac Gold Pool 5% 7/1/2035	285,021	291,033
Freddie Mac Gold Pool 5% 7/1/2035	39,015	39,880
Freddie Mac Gold Pool 5% 7/1/2035	2,515	2,571
Freddie Mac Gold Pool 5% 7/1/2035	2,178	2,227
Freddie Mac Gold Pool 5% 7/1/2035	926	947
Freddie Mac Gold Pool 5% 7/1/2035	759	776
Freddie Mac Gold Pool 5% 7/1/2035	423	433
Freddie Mac Gold Pool 5% 7/1/2035	241	246
Freddie Mac Gold Pool 5% 7/1/2040	12,448	12,749
Freddie Mac Gold Pool 5% 7/1/2040	1,338	1,372
Freddie Mac Gold Pool 5% 7/1/2041	5,166	5,302
Freddie Mac Gold Pool 5% 7/1/2041	4,632	4,744
Freddie Mac Gold Pool 5% 7/1/2041	4,579	4,697
Freddie Mac Gold Pool 5% 7/1/2041	4,448	4,565
Freddie Mac Gold Pool 5% 7/1/2041	2,903	2,980
Freddie Mac Gold Pool 5% 7/1/2041	2,589	2,634
Freddie Mac Gold Pool 5% 7/1/2041	1,420	1,451
Freddie Mac Gold Pool 5% 8/1/2033	5,283	5,389
Freddie Mac Gold Pool 5% 8/1/2033	1,545	1,575
Freddie Mac Gold Pool 5% 8/1/2034	69,782	71,207
Freddie Mac Gold Pool 5% 8/1/2035	4,971	5,075
Freddie Mac Gold Pool 5% 8/1/2035	787	804
Freddie Mac Gold Pool 5% 8/1/2036	1,665	1,703
Freddie Mac Gold Pool 5% 8/1/2040	53,343	54,650
Freddie Mac Gold Pool 5% 8/1/2040	2,920	2,990
Freddie Mac Gold Pool 5% 8/1/2055	1,190,222	1,198,482
Freddie Mac Gold Pool 5% 9/1/2033	16,089	16,399
Freddie Mac Gold Pool 5% 9/1/2035	27,256	27,869
Freddie Mac Gold Pool 5% 9/1/2035	1,704	1,740
Freddie Mac Gold Pool 5% 9/1/2035	185	189
Freddie Mac Gold Pool 5.5% 1/1/2055	10,885,548	11,156,364
Freddie Mac Gold Pool 5.5% 10/1/2054	1,395,242	1,418,181
Freddie Mac Gold Pool 5.5% 12/1/2054	877,430	893,997
Freddie Mac Gold Pool 5.5% 2/1/2054	1,358,033	1,382,482
Freddie Mac Gold Pool 5.5% 2/1/2055	1,868,418	1,892,714
Freddie Mac Gold Pool 5.5% 3/1/2053 (v)(w)(x)	17,837,164	18,381,259
Freddie Mac Gold Pool 5.5% 4/1/2054	1,708,911	1,736,554
Freddie Mac Gold Pool 5.5% 5/1/2053	7,595,695	7,784,664
Freddie Mac Gold Pool 5.5% 5/1/2054	5,155,999	5,229,812
Freddie Mac Gold Pool 5.5% 5/1/2054	3,520,481	3,569,560
Freddie Mac Gold Pool 5.5% 5/1/2054	2,947,411	2,987,733
Freddie Mac Gold Pool 5.5% 5/1/2055	1,363,601	1,381,333
Freddie Mac Gold Pool 5.5% 9/1/2052	12,117,082	12,429,897
Freddie Mac Gold Pool 6% 1/1/2029	745	763
Freddie Mac Gold Pool 6% 1/1/2029	222	227
Freddie Mac Gold Pool 6% 1/1/2029	77	79
Freddie Mac Gold Pool 6% 1/1/2032	3,954	4,106
Freddie Mac Gold Pool 6% 1/1/2032	2,419	2,512
Freddie Mac Gold Pool 6% 10/1/2032	2,008	2,091
Freddie Mac Gold Pool 6% 10/1/2054	9,428,455	9,825,468
Freddie Mac Gold Pool 6% 11/1/2029	185	190
Freddie Mac Gold Pool 6% 11/1/2031	2,624	2,725
Freddie Mac Gold Pool 6% 11/1/2053	2,889,112	2,988,872
Freddie Mac Gold Pool 6% 12/1/2032	1,049	1,091
Freddie Mac Gold Pool 6% 12/1/2037	60,758	64,565
Freddie Mac Gold Pool 6% 12/1/2037	15,496	16,421
Freddie Mac Gold Pool 6% 2/1/2029	134	137
Freddie Mac Gold Pool 6% 2/1/2029	127	130
Freddie Mac Gold Pool 6% 2/1/2029	58	59
Freddie Mac Gold Pool 6% 2/1/2055	5,324,410	5,548,610
Freddie Mac Gold Pool 6% 3/1/2029	484	496
Freddie Mac Gold Pool 6% 3/1/2029	176	181
Freddie Mac Gold Pool 6% 3/1/2029	87	89
Freddie Mac Gold Pool 6% 3/1/2029	71	73
Freddie Mac Gold Pool 6% 3/1/2053	5,363,585	5,592,367
Freddie Mac Gold Pool 6% 4/1/2029	28	28
Freddie Mac Gold Pool 6% 4/1/2029	20	20
Freddie Mac Gold Pool 6% 4/1/2031	2,024	2,094
Freddie Mac Gold Pool 6% 4/1/2033	6,930	7,213
Freddie Mac Gold Pool 6% 4/1/2054	25,058,943	26,082,799
Freddie Mac Gold Pool 6% 5/1/2029	372	381
Freddie Mac Gold Pool 6% 5/1/2029	77	79
Freddie Mac Gold Pool 6% 5/1/2033	48,711	50,440
Freddie Mac Gold Pool 6% 5/1/2054	9,368,298	9,765,705
Freddie Mac Gold Pool 6% 6/1/2029	916	938
Freddie Mac Gold Pool 6% 6/1/2029	172	176
Freddie Mac Gold Pool 6% 6/1/2029	80	82
Freddie Mac Gold Pool 6% 6/1/2031	693	718
Freddie Mac Gold Pool 6% 7/1/2028	34	34
Freddie Mac Gold Pool 6% 7/1/2029	286	293
Freddie Mac Gold Pool 6% 7/1/2029	278	284
Freddie Mac Gold Pool 6% 7/1/2029	138	141
Freddie Mac Gold Pool 6% 7/1/2029	129	132
Freddie Mac Gold Pool 6% 7/1/2029	112	115
Freddie Mac Gold Pool 6% 7/1/2029	94	97
Freddie Mac Gold Pool 6% 7/1/2029	53	55
Freddie Mac Gold Pool 6% 7/1/2029	25	25
Freddie Mac Gold Pool 6% 7/1/2032	5,212	5,405
Freddie Mac Gold Pool 6% 7/1/2033	6,705	7,001
Freddie Mac Gold Pool 6% 7/1/2037	4,204	4,456
Freddie Mac Gold Pool 6% 7/1/2039	17,600,347	18,254,311
Freddie Mac Gold Pool 6% 8/1/2037	79,199	83,740
Freddie Mac Gold Pool 6% 9/1/2033	39,683	41,381
Freddie Mac Gold Pool 6% 9/1/2039	11,648,997	12,143,716
Freddie Mac Gold Pool 6% 9/1/2054	10,077,147	10,520,369
Freddie Mac Gold Pool 6% 9/1/2054	3,253,278	3,375,779
Freddie Mac Gold Pool 6.5% 1/1/2032	15,989	16,710
Freddie Mac Gold Pool 6.5% 1/1/2054	13,426,913	14,118,837
Freddie Mac Gold Pool 6.5% 1/1/2054	200,633	211,126
Freddie Mac Gold Pool 6.5% 10/1/2032	15,039	15,790
Freddie Mac Gold Pool 6.5% 10/1/2053	3,573,857	3,758,027
Freddie Mac Gold Pool 6.5% 12/1/2053	78,943	83,271
Freddie Mac Gold Pool 6.5% 2/1/2037	1,256	1,313
Freddie Mac Gold Pool 6.5% 3/1/2032	33	35
Freddie Mac Gold Pool 6.5% 3/1/2036	69,943	73,251
Freddie Mac Gold Pool 6.5% 3/1/2037	1,551	1,663
Freddie Mac Gold Pool 6.5% 4/1/2032	1,490	1,559
Freddie Mac Gold Pool 6.5% 6/1/2054	41,183,184	43,411,635
Freddie Mac Gold Pool 6.5% 6/1/2054	3,108,268	3,287,143
Freddie Mac Gold Pool 6.5% 7/1/2032	391	410
Freddie Mac Gold Pool 6.5% 8/1/2032	5,817	6,092
Freddie Mac Gold Pool 6.5% 8/1/2032	3,904	4,094
Freddie Mac Gold Pool 6.5% 8/1/2032	3,813	4,001
Freddie Mac Gold Pool 6.5% 9/1/2039	169,822	182,182
Freddie Mac Gold Pool 6.5% 9/1/2053	3,805,908	4,010,659
Freddie Mac Gold Pool 6.5% 9/1/2054	47,442,722	50,232,269
Freddie Mac Gold Pool 6.5% 9/1/2054	3,736,266	3,952,449
Freddie Mac Gold Pool 7% 1/1/2036	7,987	8,453
Freddie Mac Gold Pool 7% 11/1/2026	238	240
Freddie Mac Gold Pool 7% 11/1/2034	13,136	13,891
Freddie Mac Gold Pool 7% 11/1/2034	11,684	12,440
Freddie Mac Gold Pool 7% 12/1/2026	332	334
Freddie Mac Gold Pool 7% 4/1/2032	4,832	5,076
Freddie Mac Gold Pool 7% 4/1/2032	2,276	2,413
Freddie Mac Gold Pool 7% 7/1/2029	19,125	20,044
Freddie Mac Gold Pool 7% 8/1/2026	792	796
Freddie Mac Gold Pool 7% 9/1/2026	1,262	1,269
Freddie Mac Gold Pool 7% 9/1/2035	32,980	34,962
Freddie Mac Gold Pool 7.5% 1/1/2027	31	31
Freddie Mac Gold Pool 7.5% 11/1/2030	184	195
Freddie Mac Gold Pool 7.5% 11/1/2030	14	15
Freddie Mac Gold Pool 7.5% 11/1/2031	236	252
Freddie Mac Gold Pool 7.5% 5/1/2031	211	222
Freddie Mac Gold Pool 8% 11/1/2031	605	637
Freddie Mac Gold Pool 8% 2/1/2030	55	58
Freddie Mac Gold Pool 8% 4/1/2032	82	86
Freddie Mac Gold Pool 8% 7/1/2030	565	596
Freddie Mac Gold Pool 8% 8/1/2030	1,280	1,337
Freddie Mac Gold Pool 8% 8/1/2030	45	48
Freddie Mac Gold Pool 8% 8/1/2030	17	18
Freddie Mac Gold Pool 8% 9/1/2030	38	40
Freddie Mac Gold Pool 8.5% 1/1/2028	6	6
Freddie Mac Gold Pool 8.5% 11/1/2026	3	3
Freddie Mac Gold Pool 8.5% 12/1/2027	9	9
Freddie Mac Gold Pool 8.5% 5/1/2027	15	15
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 8/1/2026	23	23
Freddie Mac Gold Pool 8.5% 8/1/2027	417	424
Freddie Mac Gold Pool 8.5% 8/1/2027	170	174
Freddie Mac Gold Pool 8.5% 8/1/2027	17	17
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,939,109	7,218,290
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,525,015	3,724,845
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,148,660	3,329,122
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,008,527	1,071,056
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	135,635	132,940
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (b)(c)	5,618	5,709
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (b)(c)	28,861	29,401
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (b)(c)	21,959	22,532
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (b)(c)	244,115	253,453
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	52,611	54,731
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (b)(c)	51,815	53,944
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	15,275	15,805
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	6,332	6,615
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	1,166	1,217
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	1,282	1,338
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	16,155	16,870
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	11,336	11,841
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	14,660	15,311
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (b)(c)	46,413	48,336
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	12,478	13,019
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	216	220
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	10,445	10,828
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (b)(c)	22,329	22,683
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	30,012	30,544
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (b)(c)	62,288	63,646
Freddie Mac Non Gold Pool 4% 9/1/2040	8,516	8,405
Freddie Mac Non Gold Pool 5% 8/1/2053	6,817,055	6,868,622
Freddie Mac Non Gold Pool 5.5% 2/1/2055	499,395	505,889
Freddie Mac Non Gold Pool 5.5% 2/1/2055	182,591	184,966
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,375,222	11,675,994
Freddie Mac Non Gold Pool 5.5% 4/1/2055	625,389	633,521
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,074,977	5,213,922
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,487,488	2,552,483
Freddie Mac Non Gold Pool 5.5% 6/1/2055	49,148	49,787
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,469,262	11,765,352
Freddie Mac Non Gold Pool 5.5% 8/1/2053	12,101,534	12,429,074
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,082,104	5,219,656
Freddie Mac Non Gold Pool 5.5% 8/1/2053	5,004,175	5,133,363
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	8,991	9,032
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	14,840	15,118
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (b)(c)	17,198	17,600
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	8,331	8,567
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	67	69
Freddie Mac Non Gold Pool 6% 11/1/2054	7,290,460	7,578,650
Freddie Mac Non Gold Pool 6% 6/1/2053	4,721,080	4,906,228
Freddie Mac Non Gold Pool 6% 6/1/2053	4,628,922	4,801,776
Freddie Mac Non Gold Pool 6% 6/1/2054	17,347,431	18,016,907
Freddie Mac Non Gold Pool 6% 7/1/2053	4,686,324	4,870,108
Freddie Mac Non Gold Pool 6% 9/1/2053	5,638,771	5,833,476
Freddie Mac Non Gold Pool 6.5% 1/1/2055	5,912,091	6,260,173
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,556,790	2,707,125
Freddie Mac Non Gold Pool 6.5% 2/1/2055	6,791,618	7,193,607
Ginnie Mae I Pool 2.5% 1/20/2052	6,881,797	5,928,947
Ginnie Mae I Pool 2.5% 12/20/2051	10,753,186	9,264,306
Ginnie Mae I Pool 2.5% 12/20/2051	7,121,016	6,132,819
Ginnie Mae I Pool 2.5% 12/20/2051	5,715,573	4,924,198
Ginnie Mae I Pool 2.5% 7/20/2052	209,553	182,126
Ginnie Mae I Pool 2.5% 8/20/2051	39,846,267	34,341,630
Ginnie Mae I Pool 2.5% 8/20/2051	10,353,264	8,922,992
Ginnie Mae I Pool 2.5% 8/20/2051	6,056,667	5,219,957
Ginnie Mae I Pool 2.5% 9/20/2051	17,822,607	15,349,330
Ginnie Mae I Pool 2.5% 9/20/2051	10,376,773	8,936,768
Ginnie Mae I Pool 3% 12/15/2042	336,088	310,276
Ginnie Mae I Pool 3% 3/15/2045	7,792	7,137
Ginnie Mae I Pool 3% 4/15/2043	91,278	84,063
Ginnie Mae I Pool 3% 4/15/2043	39,796	36,638
Ginnie Mae I Pool 3% 4/15/2043	32,595	30,124
Ginnie Mae I Pool 3% 4/15/2043	15,588	14,380
Ginnie Mae I Pool 3% 4/15/2043	6,657	6,159
Ginnie Mae I Pool 3% 4/15/2043	6,587	6,079
Ginnie Mae I Pool 3% 4/15/2043	6,323	5,913
Ginnie Mae I Pool 3% 4/15/2045	247,949	227,730
Ginnie Mae I Pool 3% 5/15/2043	392,031	361,169
Ginnie Mae I Pool 3% 5/15/2043	38,602	35,266
Ginnie Mae I Pool 3% 5/15/2043	31,378	29,274
Ginnie Mae I Pool 3% 5/15/2043	30,119	27,796
Ginnie Mae I Pool 3% 5/15/2043	27,977	26,004
Ginnie Mae I Pool 3% 5/15/2043	11,298	10,394
Ginnie Mae I Pool 3% 6/15/2042	28,302	26,287
Ginnie Mae I Pool 3% 6/15/2043	38,816	35,699
Ginnie Mae I Pool 3% 6/15/2043	13,254	12,224
Ginnie Mae I Pool 3% 6/20/2042	217,756	202,879
Ginnie Mae I Pool 3% 7/15/2043	66,508	61,422
Ginnie Mae I Pool 3% 7/15/2043	47,963	44,264
Ginnie Mae I Pool 3% 8/15/2042	19,859	18,360
Ginnie Mae I Pool 3% 8/15/2043	21,269	19,670
Ginnie Mae I Pool 3% 9/15/2042	44,144	40,811
Ginnie Mae I Pool 3.5% 1/15/2041	11,245	10,720
Ginnie Mae I Pool 3.5% 1/15/2042	149,384	141,496
Ginnie Mae I Pool 3.5% 1/15/2042	113,397	107,633
Ginnie Mae I Pool 3.5% 1/15/2042	2,904	2,761
Ginnie Mae I Pool 3.5% 1/15/2042	1,535	1,459
Ginnie Mae I Pool 3.5% 1/15/2043	165,541	156,981
Ginnie Mae I Pool 3.5% 1/15/2043	5,013	4,759
Ginnie Mae I Pool 3.5% 1/20/2043	1,022,843	969,425
Ginnie Mae I Pool 3.5% 10/20/2052	7,487,255	6,946,257
Ginnie Mae I Pool 3.5% 11/15/2040	19,902	18,967
Ginnie Mae I Pool 3.5% 11/15/2042	371,715	352,655
Ginnie Mae I Pool 3.5% 11/20/2042	25,630	24,333
Ginnie Mae I Pool 3.5% 12/15/2040	4,115	3,924
Ginnie Mae I Pool 3.5% 12/15/2041	144,260	136,927
Ginnie Mae I Pool 3.5% 12/15/2041	132,702	125,839
Ginnie Mae I Pool 3.5% 12/15/2041	82,097	78,166
Ginnie Mae I Pool 3.5% 12/15/2041	12,860	12,262
Ginnie Mae I Pool 3.5% 12/20/2049	111,905	103,565
Ginnie Mae I Pool 3.5% 12/20/2049	51,212	47,284
Ginnie Mae I Pool 3.5% 12/20/2049	39,894	36,934
Ginnie Mae I Pool 3.5% 12/20/2049	11,959	11,059
Ginnie Mae I Pool 3.5% 2/15/2042	129,984	123,205
Ginnie Mae I Pool 3.5% 2/15/2042	102,704	97,304
Ginnie Mae I Pool 3.5% 2/15/2043	722,225	686,321
Ginnie Mae I Pool 3.5% 2/15/2043	30,091	28,548
Ginnie Mae I Pool 3.5% 2/15/2044	110,222	103,899
Ginnie Mae I Pool 3.5% 2/20/2043	2,370,480	2,254,983
Ginnie Mae I Pool 3.5% 3/15/2042	890,366	846,104
Ginnie Mae I Pool 3.5% 3/15/2043	5,401	5,119
Ginnie Mae I Pool 3.5% 3/20/2043	1,017,102	967,543
Ginnie Mae I Pool 3.5% 3/20/2043	447,009	424,955
Ginnie Mae I Pool 3.5% 4/15/2043	621,348	590,600
Ginnie Mae I Pool 3.5% 4/15/2043	117,282	110,865
Ginnie Mae I Pool 3.5% 4/20/2043	477,765	453,578
Ginnie Mae I Pool 3.5% 4/20/2043	186,438	177,114
Ginnie Mae I Pool 3.5% 5/15/2042	37,157	35,428
Ginnie Mae I Pool 3.5% 5/15/2042	27,826	26,526
Ginnie Mae I Pool 3.5% 5/15/2043	26,064	24,660
Ginnie Mae I Pool 3.5% 5/15/2043	24,066	22,914
Ginnie Mae I Pool 3.5% 5/15/2043	21,240	20,197
Ginnie Mae I Pool 3.5% 5/15/2043	9,377	8,898
Ginnie Mae I Pool 3.5% 5/20/2046	102,550	95,677
Ginnie Mae I Pool 3.5% 5/20/2046	67,833	63,287
Ginnie Mae I Pool 3.5% 5/20/2046	51,512	48,060
Ginnie Mae I Pool 3.5% 5/20/2046	49,980	46,630
Ginnie Mae I Pool 3.5% 5/20/2046	44,063	41,110
Ginnie Mae I Pool 3.5% 5/20/2046	27,409	25,530
Ginnie Mae I Pool 3.5% 6/15/2042	5,164	4,897
Ginnie Mae I Pool 3.5% 6/15/2043	50,982	48,214
Ginnie Mae I Pool 3.5% 6/15/2043	42,107	39,768
Ginnie Mae I Pool 3.5% 6/15/2043	33,394	31,675
Ginnie Mae I Pool 3.5% 6/15/2043	21,608	20,635
Ginnie Mae I Pool 3.5% 6/15/2043	17,209	16,290
Ginnie Mae I Pool 3.5% 6/15/2043	2,937	2,780
Ginnie Mae I Pool 3.5% 6/20/2046	243,200	226,901
Ginnie Mae I Pool 3.5% 6/20/2046	71,014	66,254
Ginnie Mae I Pool 3.5% 6/20/2046	64,718	60,381
Ginnie Mae I Pool 3.5% 6/20/2046	59,398	55,417
Ginnie Mae I Pool 3.5% 6/20/2046	57,228	53,393
Ginnie Mae I Pool 3.5% 6/20/2046	34,824	32,490
Ginnie Mae I Pool 3.5% 6/20/2046	23,469	21,896
Ginnie Mae I Pool 3.5% 7/15/2042	106,081	100,665
Ginnie Mae I Pool 3.5% 7/15/2042	36,020	34,181
Ginnie Mae I Pool 3.5% 7/15/2042	9,255	8,778
Ginnie Mae I Pool 3.5% 7/15/2043	19,583	18,537
Ginnie Mae I Pool 3.5% 7/20/2043	235,504	223,081
Ginnie Mae I Pool 3.5% 7/20/2046	6,343,911	5,918,733
Ginnie Mae I Pool 3.5% 7/20/2052	40,343,868	37,469,768
Ginnie Mae I Pool 3.5% 8/15/2042	9,366	8,880
Ginnie Mae I Pool 3.5% 8/15/2043	11,629	10,997
Ginnie Mae I Pool 3.5% 8/20/2052	23,877,629	22,176,584
Ginnie Mae I Pool 3.5% 9/15/2041	2,371	2,259
Ginnie Mae I Pool 3.5% 9/15/2042	25,776	24,410
Ginnie Mae I Pool 3.5% 9/15/2042	12,279	11,721
Ginnie Mae I Pool 3.5% 9/15/2042	12,338	11,695
Ginnie Mae I Pool 3.5% 9/15/2042	7,054	6,680
Ginnie Mae I Pool 3.5% 9/15/2042	2,879	2,729
Ginnie Mae I Pool 3.5% 9/15/2043	9,892	9,361
Ginnie Mae I Pool 3.5% 9/20/2052	32,799,526	30,462,884
Ginnie Mae I Pool 4% 1/15/2040	27,294	26,717
Ginnie Mae I Pool 4% 1/15/2040	26,296	25,690
Ginnie Mae I Pool 4% 1/15/2041	135,183	131,940
Ginnie Mae I Pool 4% 1/15/2041	5,554	5,421
Ginnie Mae I Pool 4% 1/15/2041	4,531	4,421
Ginnie Mae I Pool 4% 1/15/2042	12,335	12,018
Ginnie Mae I Pool 4% 1/15/2043	43,919	42,728
Ginnie Mae I Pool 4% 1/15/2047	77,077	74,191
Ginnie Mae I Pool 4% 1/15/2047	74,371	71,587
Ginnie Mae I Pool 4% 1/15/2047	57,166	55,025
Ginnie Mae I Pool 4% 1/15/2047	27,208	26,189
Ginnie Mae I Pool 4% 10/15/2039	32,223	31,537
Ginnie Mae I Pool 4% 10/15/2040	153,907	150,268
Ginnie Mae I Pool 4% 10/15/2040	133,590	130,492
Ginnie Mae I Pool 4% 10/15/2040	128,772	125,741
Ginnie Mae I Pool 4% 10/15/2040	14,325	13,991
Ginnie Mae I Pool 4% 10/15/2040	10,642	10,393
Ginnie Mae I Pool 4% 10/15/2040	5,726	5,598
Ginnie Mae I Pool 4% 10/15/2040	4,143	4,048
Ginnie Mae I Pool 4% 10/15/2041	289,878	282,459
Ginnie Mae I Pool 4% 10/15/2041	135,594	132,258
Ginnie Mae I Pool 4% 10/15/2041	119,998	117,106
Ginnie Mae I Pool 4% 10/15/2041	74,349	72,541
Ginnie Mae I Pool 4% 10/15/2041	64,072	62,441
Ginnie Mae I Pool 4% 10/15/2041	41,662	40,555
Ginnie Mae I Pool 4% 10/15/2041	35,121	34,307
Ginnie Mae I Pool 4% 10/15/2041	22,543	21,979
Ginnie Mae I Pool 4% 10/15/2041	16,688	16,284
Ginnie Mae I Pool 4% 10/15/2041	14,211	13,875
Ginnie Mae I Pool 4% 10/15/2041	8,279	8,078
Ginnie Mae I Pool 4% 10/15/2041	6,121	5,958
Ginnie Mae I Pool 4% 11/15/2039	24,010	23,517
Ginnie Mae I Pool 4% 11/15/2040	38,247	37,325
Ginnie Mae I Pool 4% 11/15/2040	5,655	5,528
Ginnie Mae I Pool 4% 11/15/2040	4,693	4,595
Ginnie Mae I Pool 4% 11/15/2041	311,626	303,915
Ginnie Mae I Pool 4% 11/15/2041	43,649	42,508
Ginnie Mae I Pool 4% 11/15/2041	8,980	8,754
Ginnie Mae I Pool 4% 11/15/2041	4,368	4,264
Ginnie Mae I Pool 4% 11/15/2042	14,944	14,543
Ginnie Mae I Pool 4% 12/15/2039	77,291	75,526
Ginnie Mae I Pool 4% 12/15/2039	13,488	13,183
Ginnie Mae I Pool 4% 12/15/2040	9,286	9,052
Ginnie Mae I Pool 4% 12/15/2040	6,273	6,116
Ginnie Mae I Pool 4% 12/15/2040	4,389	4,285
Ginnie Mae I Pool 4% 12/15/2041	145,525	141,984
Ginnie Mae I Pool 4% 12/15/2041	99,699	97,133
Ginnie Mae I Pool 4% 12/15/2041	46,462	45,279
Ginnie Mae I Pool 4% 12/15/2041	26,810	26,127
Ginnie Mae I Pool 4% 12/15/2041	9,942	9,682
Ginnie Mae I Pool 4% 12/15/2041	5,492	5,368
Ginnie Mae I Pool 4% 12/15/2041	4,813	4,693
Ginnie Mae I Pool 4% 12/15/2042	10,077	9,817
Ginnie Mae I Pool 4% 12/15/2046	14,696	14,169
Ginnie Mae I Pool 4% 2/15/2040	113,286	110,633
Ginnie Mae I Pool 4% 2/15/2040	67,540	66,030
Ginnie Mae I Pool 4% 2/15/2040	66,232	64,674
Ginnie Mae I Pool 4% 2/15/2040	17,264	16,867
Ginnie Mae I Pool 4% 2/15/2041	38,238	37,338
Ginnie Mae I Pool 4% 2/15/2041	20,259	19,744
Ginnie Mae I Pool 4% 2/15/2042	44,176	43,045
Ginnie Mae I Pool 4% 3/15/2040	571,437	558,189
Ginnie Mae I Pool 4% 3/15/2041	287,065	280,343
Ginnie Mae I Pool 4% 3/15/2041	14,246	13,912
Ginnie Mae I Pool 4% 3/15/2041	14,092	13,728
Ginnie Mae I Pool 4% 3/15/2042	159,919	155,759
Ginnie Mae I Pool 4% 3/15/2042	22,760	22,149
Ginnie Mae I Pool 4% 3/15/2042	16,593	16,171
Ginnie Mae I Pool 4% 3/15/2042	7,069	6,884
Ginnie Mae I Pool 4% 3/20/2047	1,757,917	1,706,911
Ginnie Mae I Pool 4% 4/15/2040	46,139	45,037
Ginnie Mae I Pool 4% 4/15/2040	20,640	20,183
Ginnie Mae I Pool 4% 4/15/2042	27,774	27,044
Ginnie Mae I Pool 4% 4/15/2043	7,308	7,123
Ginnie Mae I Pool 4% 4/15/2046	2,114,973	2,049,864
Ginnie Mae I Pool 4% 4/20/2047	1,789,356	1,718,425
Ginnie Mae I Pool 4% 4/20/2047	1,633,395	1,568,647
Ginnie Mae I Pool 4% 5/15/2040	40,044	39,083
Ginnie Mae I Pool 4% 5/15/2041	6,880	6,747
Ginnie Mae I Pool 4% 5/15/2042	2,700	2,677
Ginnie Mae I Pool 4% 5/15/2043	10,610	10,302
Ginnie Mae I Pool 4% 5/15/2043	6,246	6,065
Ginnie Mae I Pool 4% 5/20/2049	981,333	937,220
Ginnie Mae I Pool 4% 6/15/2041	24,173	23,578
Ginnie Mae I Pool 4% 6/15/2041	15,278	14,961
Ginnie Mae I Pool 4% 6/15/2041	12,718	12,387
Ginnie Mae I Pool 4% 6/15/2042	33,711	32,778
Ginnie Mae I Pool 4% 6/15/2042	2,006	1,952
Ginnie Mae I Pool 4% 6/15/2043	9,344	9,084
Ginnie Mae I Pool 4% 6/15/2043	4,647	4,527
Ginnie Mae I Pool 4% 7/15/2039	30,168	29,489
Ginnie Mae I Pool 4% 7/15/2041	25,353	24,683
Ginnie Mae I Pool 4% 7/15/2041	13,749	13,407
Ginnie Mae I Pool 4% 7/15/2041	13,686	13,374
Ginnie Mae I Pool 4% 7/15/2041	7,940	7,731
Ginnie Mae I Pool 4% 7/15/2041	4,708	4,588
Ginnie Mae I Pool 4% 7/15/2041	2,939	2,866
Ginnie Mae I Pool 4% 7/15/2041	797	795
Ginnie Mae I Pool 4% 7/15/2046	51,792	49,933
Ginnie Mae I Pool 4% 7/15/2046	41,567	40,075
Ginnie Mae I Pool 4% 8/15/2039	12,758	12,467
Ginnie Mae I Pool 4% 8/15/2039	9,496	9,274
Ginnie Mae I Pool 4% 8/15/2040	6,733	6,578
Ginnie Mae I Pool 4% 8/15/2041	19,897	19,410
Ginnie Mae I Pool 4% 8/15/2041	15,767	15,400
Ginnie Mae I Pool 4% 8/15/2041	4,304	4,207
Ginnie Mae I Pool 4% 8/15/2042	65,116	63,324
Ginnie Mae I Pool 4% 8/15/2042	8,541	8,336
Ginnie Mae I Pool 4% 8/15/2042	3,771	3,683
Ginnie Mae I Pool 4% 8/15/2043	13,340	12,943
Ginnie Mae I Pool 4% 8/15/2043	7,220	7,026
Ginnie Mae I Pool 4% 8/15/2043	3,890	3,775
Ginnie Mae I Pool 4% 9/15/2039	19,834	19,431
Ginnie Mae I Pool 4% 9/15/2040	8,605	8,408
Ginnie Mae I Pool 4% 9/15/2041	146,130	142,473
Ginnie Mae I Pool 4% 9/15/2041	19,338	18,865
Ginnie Mae I Pool 4% 9/15/2041	16,735	16,337
Ginnie Mae I Pool 4% 9/15/2041	8,506	8,279
Ginnie Mae I Pool 4% 9/15/2041	4,259	4,149
Ginnie Mae I Pool 4% 9/15/2041	2,032	1,989
Ginnie Mae I Pool 4.5% 1/15/2041	1,078	1,080
Ginnie Mae I Pool 4.5% 10/15/2039	15,522	15,558
Ginnie Mae I Pool 4.5% 10/15/2039	10,936	10,968
Ginnie Mae I Pool 4.5% 10/15/2039	5,030	5,045
Ginnie Mae I Pool 4.5% 10/15/2039	2,671	2,678
Ginnie Mae I Pool 4.5% 11/15/2039	87,903	88,103
Ginnie Mae I Pool 4.5% 11/15/2039	35,671	35,763
Ginnie Mae I Pool 4.5% 11/15/2039	29,239	29,318
Ginnie Mae I Pool 4.5% 11/15/2039	26,164	26,234
Ginnie Mae I Pool 4.5% 11/15/2039	21,292	21,350
Ginnie Mae I Pool 4.5% 11/15/2039	19,320	19,382
Ginnie Mae I Pool 4.5% 11/15/2039	13,289	13,326
Ginnie Mae I Pool 4.5% 11/15/2039	10,790	10,820
Ginnie Mae I Pool 4.5% 11/15/2039	5,399	5,414
Ginnie Mae I Pool 4.5% 11/15/2039	5,037	5,052
Ginnie Mae I Pool 4.5% 11/15/2039	2,159	2,165
Ginnie Mae I Pool 4.5% 11/15/2039	1,281	1,285
Ginnie Mae I Pool 4.5% 12/15/2039	24,801	24,880
Ginnie Mae I Pool 4.5% 2/15/2040	71,745	71,942
Ginnie Mae I Pool 4.5% 2/15/2040	67,260	67,394
Ginnie Mae I Pool 4.5% 2/15/2040	48,922	49,063
Ginnie Mae I Pool 4.5% 2/15/2040	38,207	38,313
Ginnie Mae I Pool 4.5% 2/15/2040	26,876	26,960
Ginnie Mae I Pool 4.5% 2/15/2040	21,279	21,338
Ginnie Mae I Pool 4.5% 2/15/2040	21,082	21,138
Ginnie Mae I Pool 4.5% 2/15/2040	14,647	14,692
Ginnie Mae I Pool 4.5% 2/15/2040	4,183	4,195
Ginnie Mae I Pool 4.5% 2/15/2040	1,773	1,778
Ginnie Mae I Pool 4.5% 2/15/2041	16,784	16,815
Ginnie Mae I Pool 4.5% 3/15/2040	170,038	170,511
Ginnie Mae I Pool 4.5% 3/15/2040	16,294	16,336
Ginnie Mae I Pool 4.5% 3/15/2040	12,073	12,107
Ginnie Mae I Pool 4.5% 3/15/2040	8,467	8,491
Ginnie Mae I Pool 4.5% 3/15/2041	396,932	397,834
Ginnie Mae I Pool 4.5% 3/15/2041	9,343	9,368
Ginnie Mae I Pool 4.5% 3/15/2041	4,261	4,272
Ginnie Mae I Pool 4.5% 3/15/2041	1,134	1,137
Ginnie Mae I Pool 4.5% 4/15/2040	74,191	74,408
Ginnie Mae I Pool 4.5% 4/15/2040	37,947	38,028
Ginnie Mae I Pool 4.5% 4/15/2040	28,858	28,926
Ginnie Mae I Pool 4.5% 4/15/2040	16,753	16,794
Ginnie Mae I Pool 4.5% 4/15/2040	6,778	6,791
Ginnie Mae I Pool 4.5% 4/15/2040	6,621	6,634
Ginnie Mae I Pool 4.5% 4/20/2053	8,699,806	8,562,700
Ginnie Mae I Pool 4.5% 5/15/2039	13,598	13,639
Ginnie Mae I Pool 4.5% 5/15/2040	89,212	89,457
Ginnie Mae I Pool 4.5% 5/15/2040	9,003	9,024
Ginnie Mae I Pool 4.5% 6/15/2039	46,546	46,692
Ginnie Mae I Pool 4.5% 6/15/2039	43,433	43,559
Ginnie Mae I Pool 4.5% 6/15/2039	8,371	8,396
Ginnie Mae I Pool 4.5% 6/15/2039	6,833	6,853
Ginnie Mae I Pool 4.5% 6/15/2039	5,767	5,785
Ginnie Mae I Pool 4.5% 6/15/2040	333,479	334,197
Ginnie Mae I Pool 4.5% 6/15/2040	195,527	196,071
Ginnie Mae I Pool 4.5% 6/15/2040	90,407	90,646
Ginnie Mae I Pool 4.5% 6/15/2040	49,861	50,000
Ginnie Mae I Pool 4.5% 6/15/2040	48,284	48,416
Ginnie Mae I Pool 4.5% 6/15/2040	41,913	42,026
Ginnie Mae I Pool 4.5% 6/15/2040	38,680	38,785
Ginnie Mae I Pool 4.5% 6/15/2040	6,018	6,034
Ginnie Mae I Pool 4.5% 6/15/2040	3,980	3,990
Ginnie Mae I Pool 4.5% 7/15/2039	37,787	37,901
Ginnie Mae I Pool 4.5% 7/15/2039	2,354	2,360
Ginnie Mae I Pool 4.5% 7/15/2040	145,144	145,541
Ginnie Mae I Pool 4.5% 7/15/2040	129,073	129,426
Ginnie Mae I Pool 4.5% 7/15/2040	98,556	98,834
Ginnie Mae I Pool 4.5% 7/15/2040	74,989	75,195
Ginnie Mae I Pool 4.5% 7/15/2040	69,192	69,383
Ginnie Mae I Pool 4.5% 7/15/2040	63,487	63,653
Ginnie Mae I Pool 4.5% 7/15/2040	10,752	10,780
Ginnie Mae I Pool 4.5% 7/15/2040	6,309	6,325
Ginnie Mae I Pool 4.5% 7/15/2040	2,611	2,618
Ginnie Mae I Pool 4.5% 8/15/2039	394,133	395,283
Ginnie Mae I Pool 4.5% 8/15/2039	242,012	242,723
Ginnie Mae I Pool 4.5% 8/15/2039	194,814	195,393
Ginnie Mae I Pool 4.5% 8/15/2039	78,787	79,011
Ginnie Mae I Pool 4.5% 8/15/2039	35,949	36,057
Ginnie Mae I Pool 4.5% 8/15/2039	6,362	6,381
Ginnie Mae I Pool 4.5% 8/15/2040	21,791	21,850
Ginnie Mae I Pool 4.5% 8/15/2040	18,293	18,321
Ginnie Mae I Pool 4.5% 8/15/2040	7,345	7,364
Ginnie Mae I Pool 4.5% 8/15/2040	4,227	4,237
Ginnie Mae I Pool 4.5% 8/15/2040	3,199	3,208
Ginnie Mae I Pool 4.5% 8/15/2040	2,006	2,011
Ginnie Mae I Pool 4.5% 8/15/2041	8,959	8,984
Ginnie Mae I Pool 4.5% 9/15/2039	71,584	71,790
Ginnie Mae I Pool 4.5% 9/15/2039	34,913	35,016
Ginnie Mae I Pool 4.5% 9/15/2039	13,881	13,921
Ginnie Mae I Pool 4.5% 9/15/2039	13,135	13,175
Ginnie Mae I Pool 4.5% 9/15/2040	12,155	12,189
Ginnie Mae I Pool 4.5% 9/15/2040	5,249	5,263
Ginnie Mae I Pool 5% 1/15/2034	2,723	2,769
Ginnie Mae I Pool 5% 1/15/2039	30,899	31,476
Ginnie Mae I Pool 5% 1/15/2040	1,192	1,211
Ginnie Mae I Pool 5% 10/15/2033	1,563	1,589
Ginnie Mae I Pool 5% 10/15/2034	3,474	3,531
Ginnie Mae I Pool 5% 10/15/2034	2,195	2,232
Ginnie Mae I Pool 5% 10/15/2039	27,030	27,604
Ginnie Mae I Pool 5% 10/15/2039	20,544	20,986
Ginnie Mae I Pool 5% 10/15/2039	16,423	16,777
Ginnie Mae I Pool 5% 10/15/2039	9,407	9,606
Ginnie Mae I Pool 5% 10/15/2039	5,460	5,575
Ginnie Mae I Pool 5% 11/15/2033	6,732	6,848
Ginnie Mae I Pool 5% 11/15/2033	5,674	5,747
Ginnie Mae I Pool 5% 11/15/2033	3,503	3,560
Ginnie Mae I Pool 5% 11/15/2033	2,126	2,161
Ginnie Mae I Pool 5% 11/15/2033	951	968
Ginnie Mae I Pool 5% 11/15/2035	6,923	7,043
Ginnie Mae I Pool 5% 11/15/2039	25,196	25,742
Ginnie Mae I Pool 5% 11/15/2039	17,306	17,668
Ginnie Mae I Pool 5% 11/15/2039	10,933	11,169
Ginnie Mae I Pool 5% 11/15/2039	10,526	10,754
Ginnie Mae I Pool 5% 11/15/2039	2,080	2,124
Ginnie Mae I Pool 5% 11/15/2039	2,043	2,088
Ginnie Mae I Pool 5% 11/15/2040	10,681	10,912
Ginnie Mae I Pool 5% 11/15/2040	2,884	2,950
Ginnie Mae I Pool 5% 12/15/2032	326	331
Ginnie Mae I Pool 5% 12/15/2033	2,186	2,220
Ginnie Mae I Pool 5% 12/15/2037	7,990	8,159
Ginnie Mae I Pool 5% 12/15/2039	26,181	26,748
Ginnie Mae I Pool 5% 12/15/2039	13,380	13,665
Ginnie Mae I Pool 5% 12/15/2039	11,323	11,572
Ginnie Mae I Pool 5% 2/15/2034	4,992	5,079
Ginnie Mae I Pool 5% 2/15/2039	53,956	55,098
Ginnie Mae I Pool 5% 2/15/2040	3,595	3,673
Ginnie Mae I Pool 5% 3/15/2035	10,186	10,380
Ginnie Mae I Pool 5% 3/15/2036	21,206	21,610
Ginnie Mae I Pool 5% 3/15/2036	13,846	14,028
Ginnie Mae I Pool 5% 3/15/2036	4,198	4,280
Ginnie Mae I Pool 5% 3/15/2040	7,250	7,404
Ginnie Mae I Pool 5% 3/15/2041	22,226	22,722
Ginnie Mae I Pool 5% 3/15/2041	8,169	8,346
Ginnie Mae I Pool 5% 3/15/2041	3,079	3,145
Ginnie Mae I Pool 5% 4/15/2033	2,689	2,732
Ginnie Mae I Pool 5% 4/15/2033	2,234	2,269
Ginnie Mae I Pool 5% 4/15/2033	1,673	1,699
Ginnie Mae I Pool 5% 4/15/2035	13,120	13,356
Ginnie Mae I Pool 5% 4/15/2039	4,581	4,676
Ginnie Mae I Pool 5% 4/15/2040	187,951	191,991
Ginnie Mae I Pool 5% 4/15/2040	182,898	186,852
Ginnie Mae I Pool 5% 4/15/2040	11,225	11,470
Ginnie Mae I Pool 5% 4/15/2040	3,973	4,059
Ginnie Mae I Pool 5% 4/15/2040	2,114	2,161
Ginnie Mae I Pool 5% 4/15/2041	37,910	38,772
Ginnie Mae I Pool 5% 4/15/2041	7,979	8,157
Ginnie Mae I Pool 5% 4/15/2041	3,592	3,672
Ginnie Mae I Pool 5% 4/15/2041	2,411	2,463
Ginnie Mae I Pool 5% 4/20/2048	3,674,538	3,758,319
Ginnie Mae I Pool 5% 5/15/2033	21,794	22,122
Ginnie Mae I Pool 5% 5/15/2033	11,686	11,869
Ginnie Mae I Pool 5% 5/15/2033	3,040	3,087
Ginnie Mae I Pool 5% 5/15/2034	103,494	105,248
Ginnie Mae I Pool 5% 5/15/2036	627	634
Ginnie Mae I Pool 5% 5/15/2039	43,147	44,056
Ginnie Mae I Pool 5% 5/15/2039	29,495	30,120
Ginnie Mae I Pool 5% 5/15/2040	11,313	11,559
Ginnie Mae I Pool 5% 5/15/2040	6,832	6,975
Ginnie Mae I Pool 5% 5/15/2040	2,417	2,472
Ginnie Mae I Pool 5% 6/15/2033	1,540	1,564
Ginnie Mae I Pool 5% 6/15/2033	1,439	1,462
Ginnie Mae I Pool 5% 6/15/2033	598	605
Ginnie Mae I Pool 5% 6/15/2033	347	353
Ginnie Mae I Pool 5% 6/15/2034	1,703	1,734
Ginnie Mae I Pool 5% 6/15/2036	8,831	9,005
Ginnie Mae I Pool 5% 6/15/2039	4,160	4,247
Ginnie Mae I Pool 5% 6/15/2039	1,227	1,254
Ginnie Mae I Pool 5% 6/15/2040	552,801	564,750
Ginnie Mae I Pool 5% 6/15/2040	19,806	20,253
Ginnie Mae I Pool 5% 6/15/2040	14,086	14,392
Ginnie Mae I Pool 5% 6/15/2040	9,975	10,196
Ginnie Mae I Pool 5% 6/15/2040	2,127	2,174
Ginnie Mae I Pool 5% 6/15/2041	26,908	27,501
Ginnie Mae I Pool 5% 6/15/2041	3,770	3,854
Ginnie Mae I Pool 5% 6/15/2041	3,601	3,678
Ginnie Mae I Pool 5% 7/15/2034	3,164	3,218
Ginnie Mae I Pool 5% 7/15/2035	44,884	45,717
Ginnie Mae I Pool 5% 7/15/2039	46,464	47,442
Ginnie Mae I Pool 5% 7/15/2039	25,695	26,241
Ginnie Mae I Pool 5% 7/15/2039	1,791	1,829
Ginnie Mae I Pool 5% 7/15/2040	30,116	30,769
Ginnie Mae I Pool 5% 7/15/2040	23,415	23,924
Ginnie Mae I Pool 5% 7/15/2040	16,317	16,667
Ginnie Mae I Pool 5% 7/15/2040	14,298	14,610
Ginnie Mae I Pool 5% 7/15/2040	12,631	12,909
Ginnie Mae I Pool 5% 7/15/2040	10,223	10,446
Ginnie Mae I Pool 5% 7/15/2040	3,296	3,368
Ginnie Mae I Pool 5% 7/15/2040	1,938	1,980
Ginnie Mae I Pool 5% 8/15/2033	25,921	26,310
Ginnie Mae I Pool 5% 8/15/2033	15,813	16,068
Ginnie Mae I Pool 5% 8/15/2033	9,928	10,102
Ginnie Mae I Pool 5% 8/15/2033	6,695	6,800
Ginnie Mae I Pool 5% 8/15/2033	3,036	3,083
Ginnie Mae I Pool 5% 8/15/2033	2,850	2,900
Ginnie Mae I Pool 5% 8/15/2035	875	893
Ginnie Mae I Pool 5% 8/15/2039	23,573	24,076
Ginnie Mae I Pool 5% 8/15/2039	19,638	20,057
Ginnie Mae I Pool 5% 8/15/2039	8,985	9,177
Ginnie Mae I Pool 5% 8/15/2039	6,320	6,456
Ginnie Mae I Pool 5% 8/15/2039	4,111	4,199
Ginnie Mae I Pool 5% 8/15/2039	1,945	1,985
Ginnie Mae I Pool 5% 8/15/2039	1,306	1,335
Ginnie Mae I Pool 5% 8/15/2039	907	927
Ginnie Mae I Pool 5% 8/15/2040	47,348	48,383
Ginnie Mae I Pool 5% 8/15/2040	41,182	42,077
Ginnie Mae I Pool 5% 8/15/2040	35,526	36,303
Ginnie Mae I Pool 5% 8/15/2040	10,764	11,001
Ginnie Mae I Pool 5% 8/15/2041	1,471	1,503
Ginnie Mae I Pool 5% 9/15/2033	26,412	26,855
Ginnie Mae I Pool 5% 9/15/2035	2,182	2,225
Ginnie Mae I Pool 5% 9/15/2036	41,066	41,861
Ginnie Mae I Pool 5% 9/15/2036	8,684	8,836
Ginnie Mae I Pool 5% 9/15/2037	2,572	2,627
Ginnie Mae I Pool 5% 9/15/2039	151,366	154,565
Ginnie Mae I Pool 5% 9/15/2039	30,663	31,318
Ginnie Mae I Pool 5% 9/15/2039	22,084	22,557
Ginnie Mae I Pool 5% 9/15/2039	10,095	10,311
Ginnie Mae I Pool 5% 9/15/2039	9,317	9,520
Ginnie Mae I Pool 5% 9/15/2039	8,361	8,539
Ginnie Mae I Pool 5% 9/15/2039	8,343	8,521
Ginnie Mae I Pool 5% 9/15/2039	6,413	6,551
Ginnie Mae I Pool 5% 9/15/2039	5,512	5,629
Ginnie Mae I Pool 5% 9/15/2039	2,758	2,817
Ginnie Mae I Pool 5% 9/15/2039	2,311	2,360
Ginnie Mae I Pool 5% 9/15/2039	2,223	2,271
Ginnie Mae I Pool 5% 9/15/2039	2,089	2,133
Ginnie Mae I Pool 5% 9/15/2040	22,804	23,297
Ginnie Mae I Pool 5% 9/15/2040	16,950	17,322
Ginnie Mae I Pool 5% 9/15/2040	7,664	7,837
Ginnie Mae I Pool 5% 9/15/2040	5,105	5,216
Ginnie Mae I Pool 5% 9/15/2041	421,183	430,199
Ginnie Mae I Pool 5.5% 1/15/2034	337	346
Ginnie Mae I Pool 5.5% 10/15/2035	20,206	20,802
Ginnie Mae I Pool 5.5% 12/15/2038	765	790
Ginnie Mae I Pool 5.5% 3/15/2034	1,245	1,278
Ginnie Mae I Pool 5.5% 3/15/2034	469	480
Ginnie Mae I Pool 5.5% 3/15/2039	1,405	1,452
Ginnie Mae I Pool 5.5% 3/20/2054	13,114,288	13,463,977
Ginnie Mae I Pool 5.5% 4/15/2034	1,506	1,545
Ginnie Mae I Pool 5.5% 4/15/2034	425	436
Ginnie Mae I Pool 5.5% 5/15/2034	5,424	5,576
Ginnie Mae I Pool 5.5% 5/15/2034	1,587	1,629
Ginnie Mae I Pool 5.5% 5/15/2034	797	818
Ginnie Mae I Pool 5.5% 5/15/2034	690	710
Ginnie Mae I Pool 5.5% 5/15/2034	437	448
Ginnie Mae I Pool 5.5% 5/15/2034	288	296
Ginnie Mae I Pool 5.5% 5/15/2039	15,037	15,549
Ginnie Mae I Pool 5.5% 6/15/2039	2,088	2,156
Ginnie Mae I Pool 5.5% 6/15/2039	739	757
Ginnie Mae I Pool 5.5% 7/15/2033	1,156	1,187
Ginnie Mae I Pool 5.5% 7/15/2038	504	521
Ginnie Mae I Pool 5.5% 7/15/2039	13,573	14,048
Ginnie Mae I Pool 5.5% 8/15/2033	4,061	4,169
Ginnie Mae I Pool 5.5% 9/15/2039	94,362	97,668
Ginnie Mae I Pool 5.5% 9/15/2039	88,866	91,971
Ginnie Mae I Pool 6% 10/15/2030	6,215	6,404
Ginnie Mae I Pool 6% 10/15/2039	3,729	3,925
Ginnie Mae I Pool 6% 11/15/2037	636	666
Ginnie Mae I Pool 6% 11/15/2039	10,667	11,237
Ginnie Mae I Pool 6% 11/15/2039	6,145	6,471
Ginnie Mae I Pool 6% 11/15/2039	4,044	4,254
Ginnie Mae I Pool 6% 11/15/2039	2,395	2,513
Ginnie Mae I Pool 6% 11/15/2039	2,012	2,104
Ginnie Mae I Pool 6% 11/15/2039	1,584	1,663
Ginnie Mae I Pool 6% 11/15/2039	912	959
Ginnie Mae I Pool 6% 12/15/2034	1,023	1,067
Ginnie Mae I Pool 6.5% 10/15/2034	13,205	14,033
Ginnie Mae I Pool 6.5% 10/15/2034	1,778	1,881
Ginnie Mae I Pool 6.5% 10/15/2034	1,476	1,573
Ginnie Mae I Pool 6.5% 10/15/2035	8,620	9,220
Ginnie Mae I Pool 6.5% 10/15/2036	2,771	2,953
Ginnie Mae I Pool 6.5% 11/15/2034	3,256	3,394
Ginnie Mae I Pool 6.5% 3/15/2035	570	595
Ginnie Mae I Pool 6.5% 6/15/2037	3,362	3,580
Ginnie Mae I Pool 6.5% 7/15/2035	1,016	1,081
Ginnie Mae I Pool 6.5% 8/15/2034	14,732	15,612
Ginnie Mae I Pool 6.5% 8/15/2034	336	350
Ginnie Mae I Pool 6.5% 8/15/2036	2,471	2,634
Ginnie Mae I Pool 6.5% 9/15/2034	5,673	6,012
Ginnie Mae I Pool 6.5% 9/15/2035	381	393
Ginnie Mae I Pool 7% 1/15/2027	12	12
Ginnie Mae I Pool 7% 1/15/2028	307	308
Ginnie Mae I Pool 7% 1/15/2028	176	177
Ginnie Mae I Pool 7% 1/15/2028	153	155
Ginnie Mae I Pool 7% 1/15/2028	144	146
Ginnie Mae I Pool 7% 1/15/2028	136	138
Ginnie Mae I Pool 7% 1/15/2028	119	120
Ginnie Mae I Pool 7% 1/15/2028	47	48
Ginnie Mae I Pool 7% 1/15/2028	38	38
Ginnie Mae I Pool 7% 1/15/2029	404	413
Ginnie Mae I Pool 7% 1/15/2029	284	289
Ginnie Mae I Pool 7% 1/15/2029	215	219
Ginnie Mae I Pool 7% 1/15/2029	157	161
Ginnie Mae I Pool 7% 1/15/2029	105	107
Ginnie Mae I Pool 7% 1/15/2030	1,275	1,304
Ginnie Mae I Pool 7% 1/15/2030	115	118
Ginnie Mae I Pool 7% 1/15/2031	1,310	1,354
Ginnie Mae I Pool 7% 1/15/2031	409	421
Ginnie Mae I Pool 7% 1/15/2032	2,633	2,724
Ginnie Mae I Pool 7% 10/15/2026	55	56
Ginnie Mae I Pool 7% 10/15/2028	1,132	1,152
Ginnie Mae I Pool 7% 10/15/2028	203	206
Ginnie Mae I Pool 7% 10/15/2029	469	481
Ginnie Mae I Pool 7% 10/15/2030	349	357
Ginnie Mae I Pool 7% 10/15/2031	2,257	2,341
Ginnie Mae I Pool 7% 10/15/2031	548	565
Ginnie Mae I Pool 7% 10/15/2031	496	505
Ginnie Mae I Pool 7% 10/15/2031	447	463
Ginnie Mae I Pool 7% 10/15/2031	20	21
Ginnie Mae I Pool 7% 11/15/2027	27	27
Ginnie Mae I Pool 7% 11/15/2028	177	180
Ginnie Mae I Pool 7% 11/15/2028	64	65
Ginnie Mae I Pool 7% 11/15/2029	1,116	1,145
Ginnie Mae I Pool 7% 11/15/2031	1,281	1,326
Ginnie Mae I Pool 7% 11/15/2031	1,282	1,313
Ginnie Mae I Pool 7% 11/15/2031	337	349
Ginnie Mae I Pool 7% 11/15/2032	297	306
Ginnie Mae I Pool 7% 12/15/2026	2	2
Ginnie Mae I Pool 7% 12/15/2027	536	543
Ginnie Mae I Pool 7% 12/15/2027	233	236
Ginnie Mae I Pool 7% 12/15/2027	146	148
Ginnie Mae I Pool 7% 12/15/2027	88	89
Ginnie Mae I Pool 7% 12/15/2027	36	36
Ginnie Mae I Pool 7% 12/15/2028	437	446
Ginnie Mae I Pool 7% 12/15/2028	406	414
Ginnie Mae I Pool 7% 12/15/2028	150	152
Ginnie Mae I Pool 7% 12/15/2028	66	67
Ginnie Mae I Pool 7% 12/15/2028	48	48
Ginnie Mae I Pool 7% 12/15/2030	591	611
Ginnie Mae I Pool 7% 12/15/2031	2,158	2,234
Ginnie Mae I Pool 7% 12/15/2031	1,023	1,060
Ginnie Mae I Pool 7% 12/15/2031	99	102
Ginnie Mae I Pool 7% 2/15/2028	180	181
Ginnie Mae I Pool 7% 2/15/2028	172	174
Ginnie Mae I Pool 7% 2/15/2028	170	173
Ginnie Mae I Pool 7% 2/15/2028	122	124
Ginnie Mae I Pool 7% 2/15/2028	68	69
Ginnie Mae I Pool 7% 2/15/2028	63	64
Ginnie Mae I Pool 7% 2/15/2028	27	27
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2028	11	12
Ginnie Mae I Pool 7% 2/15/2029	108	109
Ginnie Mae I Pool 7% 2/15/2029	86	88
Ginnie Mae I Pool 7% 2/15/2030	513	528
Ginnie Mae I Pool 7% 2/15/2032	3,348	3,476
Ginnie Mae I Pool 7% 2/15/2032	2,253	2,299
Ginnie Mae I Pool 7% 2/15/2032	925	958
Ginnie Mae I Pool 7% 2/15/2032	337	349
Ginnie Mae I Pool 7% 2/15/2032	262	266
Ginnie Mae I Pool 7% 2/15/2032	223	231
Ginnie Mae I Pool 7% 3/15/2028	739	751
Ginnie Mae I Pool 7% 3/15/2028	418	423
Ginnie Mae I Pool 7% 3/15/2028	237	241
Ginnie Mae I Pool 7% 3/15/2028	193	195
Ginnie Mae I Pool 7% 3/15/2028	177	178
Ginnie Mae I Pool 7% 3/15/2028	108	109
Ginnie Mae I Pool 7% 3/15/2028	77	78
Ginnie Mae I Pool 7% 3/15/2028	74	75
Ginnie Mae I Pool 7% 3/15/2028	41	42
Ginnie Mae I Pool 7% 3/15/2029	554	566
Ginnie Mae I Pool 7% 3/15/2029	250	255
Ginnie Mae I Pool 7% 3/15/2029	148	151
Ginnie Mae I Pool 7% 3/15/2029	69	70
Ginnie Mae I Pool 7% 3/15/2029	48	49
Ginnie Mae I Pool 7% 3/15/2029	39	39
Ginnie Mae I Pool 7% 3/15/2031	212	219
Ginnie Mae I Pool 7% 3/15/2031	206	212
Ginnie Mae I Pool 7% 3/15/2031	151	156
Ginnie Mae I Pool 7% 3/15/2031	68	69
Ginnie Mae I Pool 7% 3/15/2032	1,325	1,376
Ginnie Mae I Pool 7% 3/15/2032	574	595
Ginnie Mae I Pool 7% 3/15/2032	463	480
Ginnie Mae I Pool 7% 3/15/2032	311	321
Ginnie Mae I Pool 7% 3/15/2032	150	155
Ginnie Mae I Pool 7% 3/15/2032	123	127
Ginnie Mae I Pool 7% 3/15/2032	108	112
Ginnie Mae I Pool 7% 3/15/2032	30	31
Ginnie Mae I Pool 7% 4/15/2028	374	380
Ginnie Mae I Pool 7% 4/15/2028	237	240
Ginnie Mae I Pool 7% 4/15/2028	181	184
Ginnie Mae I Pool 7% 4/15/2028	143	145
Ginnie Mae I Pool 7% 4/15/2028	93	94
Ginnie Mae I Pool 7% 4/15/2028	69	70
Ginnie Mae I Pool 7% 4/15/2028	63	64
Ginnie Mae I Pool 7% 4/15/2028	36	37
Ginnie Mae I Pool 7% 4/15/2028	29	29
Ginnie Mae I Pool 7% 4/15/2028	27	28
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2028	12	12
Ginnie Mae I Pool 7% 4/15/2028	6	6
Ginnie Mae I Pool 7% 4/15/2029	380	388
Ginnie Mae I Pool 7% 4/15/2029	61	63
Ginnie Mae I Pool 7% 4/15/2029	35	35
Ginnie Mae I Pool 7% 4/15/2030	291	300
Ginnie Mae I Pool 7% 4/15/2031	1,597	1,649
Ginnie Mae I Pool 7% 4/15/2031	635	657
Ginnie Mae I Pool 7% 4/15/2031	366	379
Ginnie Mae I Pool 7% 4/15/2031	153	158
Ginnie Mae I Pool 7% 4/15/2031	139	144
Ginnie Mae I Pool 7% 4/15/2032	2,043	2,123
Ginnie Mae I Pool 7% 4/15/2032	1,070	1,109
Ginnie Mae I Pool 7% 4/15/2032	739	767
Ginnie Mae I Pool 7% 4/15/2032	561	582
Ginnie Mae I Pool 7% 4/15/2032	319	330
Ginnie Mae I Pool 7% 4/15/2032	289	300
Ginnie Mae I Pool 7% 4/15/2032	286	296
Ginnie Mae I Pool 7% 4/15/2032	282	292
Ginnie Mae I Pool 7% 4/15/2032	264	273
Ginnie Mae I Pool 7% 4/15/2032	223	225
Ginnie Mae I Pool 7% 4/15/2032	171	176
Ginnie Mae I Pool 7% 4/15/2032	82	83
Ginnie Mae I Pool 7% 4/20/2032	26,902	28,024
Ginnie Mae I Pool 7% 5/15/2027	6	7
Ginnie Mae I Pool 7% 5/15/2028	304	306
Ginnie Mae I Pool 7% 5/15/2028	70	70
Ginnie Mae I Pool 7% 5/15/2028	63	63
Ginnie Mae I Pool 7% 5/15/2028	52	53
Ginnie Mae I Pool 7% 5/15/2028	48	48
Ginnie Mae I Pool 7% 5/15/2028	16	17
Ginnie Mae I Pool 7% 5/15/2028	15	16
Ginnie Mae I Pool 7% 5/15/2029	251	257
Ginnie Mae I Pool 7% 5/15/2030	342	349
Ginnie Mae I Pool 7% 5/15/2031	650	667
Ginnie Mae I Pool 7% 5/15/2031	327	338
Ginnie Mae I Pool 7% 5/15/2031	184	187
Ginnie Mae I Pool 7% 5/15/2032	1,576	1,628
Ginnie Mae I Pool 7% 5/15/2032	1,086	1,129
Ginnie Mae I Pool 7% 5/15/2032	603	620
Ginnie Mae I Pool 7% 5/15/2032	398	414
Ginnie Mae I Pool 7% 5/15/2032	389	396
Ginnie Mae I Pool 7% 5/15/2032	344	355
Ginnie Mae I Pool 7% 5/15/2032	309	318
Ginnie Mae I Pool 7% 5/15/2032	286	297
Ginnie Mae I Pool 7% 5/15/2032	273	282
Ginnie Mae I Pool 7% 5/15/2032	252	261
Ginnie Mae I Pool 7% 5/15/2032	227	236
Ginnie Mae I Pool 7% 5/15/2032	130	134
Ginnie Mae I Pool 7% 5/15/2032	117	122
Ginnie Mae I Pool 7% 6/15/2028	421	428
Ginnie Mae I Pool 7% 6/15/2028	401	407
Ginnie Mae I Pool 7% 6/15/2028	263	268
Ginnie Mae I Pool 7% 6/15/2028	177	179
Ginnie Mae I Pool 7% 6/15/2028	140	143
Ginnie Mae I Pool 7% 6/15/2028	113	115
Ginnie Mae I Pool 7% 6/15/2028	100	102
Ginnie Mae I Pool 7% 6/15/2028	85	86
Ginnie Mae I Pool 7% 6/15/2028	64	65
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2028	44	45
Ginnie Mae I Pool 7% 6/15/2028	42	42
Ginnie Mae I Pool 7% 6/15/2028	31	31
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2029	483	495
Ginnie Mae I Pool 7% 6/15/2029	218	223
Ginnie Mae I Pool 7% 6/15/2029	149	152
Ginnie Mae I Pool 7% 6/15/2029	86	88
Ginnie Mae I Pool 7% 6/15/2031	1,934	2,000
Ginnie Mae I Pool 7% 6/15/2031	863	893
Ginnie Mae I Pool 7% 6/15/2031	552	572
Ginnie Mae I Pool 7% 6/15/2031	33	33
Ginnie Mae I Pool 7% 6/15/2032	1,371	1,416
Ginnie Mae I Pool 7% 6/15/2032	731	754
Ginnie Mae I Pool 7% 6/15/2032	356	366
Ginnie Mae I Pool 7% 6/15/2032	319	331
Ginnie Mae I Pool 7% 6/15/2032	264	273
Ginnie Mae I Pool 7% 6/15/2032	241	250
Ginnie Mae I Pool 7% 6/15/2032	206	214
Ginnie Mae I Pool 7% 6/15/2032	48	49
Ginnie Mae I Pool 7% 7/15/2028	453	460
Ginnie Mae I Pool 7% 7/15/2028	452	458
Ginnie Mae I Pool 7% 7/15/2028	237	241
Ginnie Mae I Pool 7% 7/15/2028	234	238
Ginnie Mae I Pool 7% 7/15/2028	125	127
Ginnie Mae I Pool 7% 7/15/2028	89	91
Ginnie Mae I Pool 7% 7/15/2028	83	84
Ginnie Mae I Pool 7% 7/15/2028	74	76
Ginnie Mae I Pool 7% 7/15/2028	66	67
Ginnie Mae I Pool 7% 7/15/2028	52	53
Ginnie Mae I Pool 7% 7/15/2028	32	32
Ginnie Mae I Pool 7% 7/15/2029	379	388
Ginnie Mae I Pool 7% 7/15/2029	280	285
Ginnie Mae I Pool 7% 7/15/2029	185	189
Ginnie Mae I Pool 7% 7/15/2029	29	29
Ginnie Mae I Pool 7% 7/15/2031	1,425	1,476
Ginnie Mae I Pool 7% 7/15/2031	902	932
Ginnie Mae I Pool 7% 7/15/2031	769	795
Ginnie Mae I Pool 7% 7/15/2031	363	373
Ginnie Mae I Pool 7% 7/15/2031	16	17
Ginnie Mae I Pool 7% 7/15/2031	6	6
Ginnie Mae I Pool 7% 7/15/2032	720	749
Ginnie Mae I Pool 7% 7/15/2032	581	599
Ginnie Mae I Pool 7% 7/15/2032	472	488
Ginnie Mae I Pool 7% 7/15/2032	412	426
Ginnie Mae I Pool 7% 7/15/2032	372	386
Ginnie Mae I Pool 7% 7/15/2032	81	84
Ginnie Mae I Pool 7% 7/15/2032	62	64
Ginnie Mae I Pool 7% 8/15/2028	52	53
Ginnie Mae I Pool 7% 8/15/2029	67	68
Ginnie Mae I Pool 7% 8/15/2029	36	36
Ginnie Mae I Pool 7% 8/15/2031	1,869	1,934
Ginnie Mae I Pool 7% 8/15/2031	1,171	1,213
Ginnie Mae I Pool 7% 8/15/2031	344	357
Ginnie Mae I Pool 7% 8/15/2031	202	210
Ginnie Mae I Pool 7% 8/15/2031	187	194
Ginnie Mae I Pool 7% 8/15/2032	593	617
Ginnie Mae I Pool 7% 8/15/2032	560	576
Ginnie Mae I Pool 7% 8/15/2032	358	371
Ginnie Mae I Pool 7% 8/15/2032	239	249
Ginnie Mae I Pool 7% 8/15/2032	208	216
Ginnie Mae I Pool 7% 8/15/2032	171	177
Ginnie Mae I Pool 7% 8/15/2032	88	89
Ginnie Mae I Pool 7% 9/15/2027	25	25
Ginnie Mae I Pool 7% 9/15/2028	378	385
Ginnie Mae I Pool 7% 9/15/2028	150	152
Ginnie Mae I Pool 7% 9/15/2028	57	58
Ginnie Mae I Pool 7% 9/15/2028	46	47
Ginnie Mae I Pool 7% 9/15/2028	41	42
Ginnie Mae I Pool 7% 9/15/2028	32	33
Ginnie Mae I Pool 7% 9/15/2029	41	42
Ginnie Mae I Pool 7% 9/15/2031	1,392	1,442
Ginnie Mae I Pool 7% 9/15/2031	1,150	1,191
Ginnie Mae I Pool 7% 9/15/2031	855	886
Ginnie Mae I Pool 7% 9/15/2031	454	470
Ginnie Mae I Pool 7% 9/15/2031	344	356
Ginnie Mae I Pool 7% 9/15/2031	203	209
Ginnie Mae I Pool 7% 9/15/2031	94	97
Ginnie Mae I Pool 7.5% 1/15/2028	245	248
Ginnie Mae I Pool 7.5% 1/15/2031	187	195
Ginnie Mae I Pool 7.5% 1/15/2031	59	61
Ginnie Mae I Pool 7.5% 10/15/2027	623	634
Ginnie Mae I Pool 7.5% 10/15/2027	595	605
Ginnie Mae I Pool 7.5% 10/15/2027	564	569
Ginnie Mae I Pool 7.5% 10/15/2027	506	515
Ginnie Mae I Pool 7.5% 10/15/2027	208	211
Ginnie Mae I Pool 7.5% 10/15/2027	121	123
Ginnie Mae I Pool 7.5% 10/15/2027	51	52
Ginnie Mae I Pool 7.5% 10/15/2027	49	50
Ginnie Mae I Pool 7.5% 10/15/2027	47	48
Ginnie Mae I Pool 7.5% 10/15/2027	26	27
Ginnie Mae I Pool 7.5% 10/15/2027	22	22
Ginnie Mae I Pool 7.5% 11/15/2027	48	48
Ginnie Mae I Pool 7.5% 11/15/2027	44	45
Ginnie Mae I Pool 7.5% 12/15/2027	250	255
Ginnie Mae I Pool 7.5% 12/15/2027	194	197
Ginnie Mae I Pool 7.5% 12/15/2027	169	172
Ginnie Mae I Pool 7.5% 12/15/2027	78	79
Ginnie Mae I Pool 7.5% 12/15/2027	64	65
Ginnie Mae I Pool 7.5% 12/15/2027	23	23
Ginnie Mae I Pool 7.5% 12/15/2027	2	2
Ginnie Mae I Pool 7.5% 2/15/2027	52	53
Ginnie Mae I Pool 7.5% 3/15/2026	7	7
Ginnie Mae I Pool 7.5% 3/15/2026	5	5
Ginnie Mae I Pool 7.5% 3/15/2028	192	197
Ginnie Mae I Pool 7.5% 3/15/2031	704	738
Ginnie Mae I Pool 7.5% 4/15/2027	173	174
Ginnie Mae I Pool 7.5% 4/15/2027	83	83
Ginnie Mae I Pool 7.5% 4/15/2027	70	71
Ginnie Mae I Pool 7.5% 4/15/2027	58	59
Ginnie Mae I Pool 7.5% 4/15/2027	49	50
Ginnie Mae I Pool 7.5% 4/15/2027	47	48
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 5/15/2027	103	104
Ginnie Mae I Pool 7.5% 5/15/2027	4	4
Ginnie Mae I Pool 7.5% 6/15/2027	401	405
Ginnie Mae I Pool 7.5% 6/15/2027	90	90
Ginnie Mae I Pool 7.5% 6/15/2027	40	40
Ginnie Mae I Pool 7.5% 6/15/2027	30	31
Ginnie Mae I Pool 7.5% 6/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2027	518	525
Ginnie Mae I Pool 7.5% 7/15/2027	234	237
Ginnie Mae I Pool 7.5% 7/15/2027	225	227
Ginnie Mae I Pool 7.5% 7/15/2027	187	190
Ginnie Mae I Pool 7.5% 7/15/2027	129	130
Ginnie Mae I Pool 7.5% 7/15/2027	73	74
Ginnie Mae I Pool 7.5% 7/15/2027	61	62
Ginnie Mae I Pool 7.5% 7/15/2027	23	23
Ginnie Mae I Pool 7.5% 7/15/2027	21	21
Ginnie Mae I Pool 7.5% 7/15/2028	1,018	1,043
Ginnie Mae I Pool 7.5% 7/15/2029	169	174
Ginnie Mae I Pool 7.5% 8/15/2027	290	294
Ginnie Mae I Pool 7.5% 8/15/2027	102	104
Ginnie Mae I Pool 7.5% 8/15/2027	55	56
Ginnie Mae I Pool 7.5% 8/15/2027	53	54
Ginnie Mae I Pool 7.5% 8/15/2027	34	35
Ginnie Mae I Pool 7.5% 8/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2027	12	12
Ginnie Mae I Pool 7.5% 8/15/2028	521	536
Ginnie Mae I Pool 7.5% 8/15/2028	241	247
Ginnie Mae I Pool 7.5% 8/15/2028	86	88
Ginnie Mae I Pool 7.5% 8/15/2028	18	18
Ginnie Mae I Pool 7.5% 8/15/2029	74	77
Ginnie Mae I Pool 7.5% 9/15/2027	608	618
Ginnie Mae I Pool 7.5% 9/15/2027	55	55
Ginnie Mae I Pool 7.5% 9/15/2027	32	32
Ginnie Mae I Pool 7.5% 9/15/2027	8	8
Ginnie Mae I Pool 7.5% 9/15/2028	614	630
Ginnie Mae I Pool 7.5% 9/15/2028	107	108
Ginnie Mae I Pool 7.5% 9/15/2031	1,573	1,636
Ginnie Mae I Pool 8% 1/15/2028	362	368
Ginnie Mae I Pool 8% 10/15/2029	180	186
Ginnie Mae I Pool 8% 11/15/2027	73	74
Ginnie Mae I Pool 8% 12/15/2027	362	368
Ginnie Mae I Pool 8% 12/15/2027	127	129
Ginnie Mae I Pool 8% 12/15/2027	101	102
Ginnie Mae I Pool 8% 12/15/2027	39	40
Ginnie Mae I Pool 8% 7/15/2027	117	118
Ginnie Mae I Pool 8% 8/15/2027	41	41
Ginnie Mae I Pool 8% 8/15/2027	32	32
Ginnie Mae I Pool 8% 9/15/2029	50	51
Ginnie Mae I Pool 8.5% 1/15/2031	1,786	1,857
Ginnie Mae I Pool 8.5% 11/15/2027	35	36
Ginnie Mae I Pool 8.5% 12/15/2029	102	105
Ginnie Mae I Pool 8.5% 7/15/2030	146	151
Ginnie Mae I Pool 8.5% 8/15/2029	119	123
Ginnie Mae II Pool 2% 11/20/2050	23,344,734	19,483,424
Ginnie Mae II Pool 2% 12/1/2055 (g)	188,250,000	156,865,186
Ginnie Mae II Pool 2% 12/20/2050	36,547,180	30,476,438
Ginnie Mae II Pool 2% 2/20/2051	44,357,303	36,980,581
Ginnie Mae II Pool 2% 2/20/2052	135,474,581	112,981,885
Ginnie Mae II Pool 2% 3/20/2052	16,119,234	13,442,975
Ginnie Mae II Pool 2% 4/20/2051	1,530,385	1,275,819
Ginnie Mae II Pool 2% 4/20/2052	28,896,092	24,098,506
Ginnie Mae II Pool 2% 6/20/2051	43,183,871	36,000,606
Ginnie Mae II Pool 2% 7/20/2051	85,761,415	71,495,741
Ginnie Mae II Pool 2% 8/20/2051	160,217	133,566
Ginnie Mae II Pool 2% 9/20/2050	11,078,126	9,256,147
Ginnie Mae II Pool 2.5% 12/1/2055 (g)	60,075,000	52,143,226
Ginnie Mae II Pool 2.5% 12/20/2051	65,833,330	57,180,980
Ginnie Mae II Pool 2.5% 6/20/2051	7,362,659	6,393,848
Ginnie Mae II Pool 2.5% 6/20/2052	3,005,286	2,611,950
Ginnie Mae II Pool 2.5% 7/20/2051	25,630,136	22,257,610
Ginnie Mae II Pool 2.5% 7/20/2054	328,755	286,010
Ginnie Mae II Pool 2.5% 9/20/2051	69,366,171	60,238,665
Ginnie Mae II Pool 3% 1/20/2032	2,502,065	2,448,457
Ginnie Mae II Pool 3% 10/20/2031	812,397	795,371
Ginnie Mae II Pool 3% 10/20/2042	2,897	2,697
Ginnie Mae II Pool 3% 10/20/2043	606,744	563,055
Ginnie Mae II Pool 3% 11/20/2031	880,320	861,456
Ginnie Mae II Pool 3% 12/20/2031	1,318,864	1,290,916
Ginnie Mae II Pool 3% 12/20/2042	3,068,798	2,855,165
Ginnie Mae II Pool 3% 12/20/2043	6,223	5,773
Ginnie Mae II Pool 3% 12/20/2046	9,266,640	8,483,259
Ginnie Mae II Pool 3% 2/20/2031	105,535	103,528
Ginnie Mae II Pool 3% 2/20/2043	86,513	80,469
Ginnie Mae II Pool 3% 2/20/2044	22,889	21,228
Ginnie Mae II Pool 3% 3/20/2031	211,884	207,802
Ginnie Mae II Pool 3% 3/20/2050	6,881,046	6,228,377
Ginnie Mae II Pool 3% 4/20/2031	790,799	775,564
Ginnie Mae II Pool 3% 4/20/2052	75,414,314	68,084,495
Ginnie Mae II Pool 3% 5/20/2031	1,699,571	1,666,405
Ginnie Mae II Pool 3% 5/20/2042	19,169	17,871
Ginnie Mae II Pool 3% 7/20/2031	22,463	22,009
Ginnie Mae II Pool 3% 8/20/2031	260,078	254,751
Ginnie Mae II Pool 3% 8/20/2042	26,948	25,096
Ginnie Mae II Pool 3% 9/20/2031	105,229	103,048
Ginnie Mae II Pool 3% 9/20/2043	21,186	19,655
Ginnie Mae II Pool 3.5% 1/20/2041	3,272	3,131
Ginnie Mae II Pool 3.5% 1/20/2042	9,189	8,770
Ginnie Mae II Pool 3.5% 1/20/2044	42,960	40,777
Ginnie Mae II Pool 3.5% 10/20/2040	16,390	15,673
Ginnie Mae II Pool 3.5% 10/20/2041	1,466	1,399
Ginnie Mae II Pool 3.5% 10/20/2043	40,028	38,025
Ginnie Mae II Pool 3.5% 11/20/2041	3,667	3,501
Ginnie Mae II Pool 3.5% 12/20/2040	1,288,209	1,232,699
Ginnie Mae II Pool 3.5% 12/20/2041	7,275,105	6,944,928
Ginnie Mae II Pool 3.5% 12/20/2043	41,094	39,013
Ginnie Mae II Pool 3.5% 12/20/2044	3,800	3,597
Ginnie Mae II Pool 3.5% 2/20/2040	2,738	2,618
Ginnie Mae II Pool 3.5% 2/20/2043	173,365	164,995
Ginnie Mae II Pool 3.5% 3/20/2041	13,102	12,528
Ginnie Mae II Pool 3.5% 3/20/2044	12,118	11,497
Ginnie Mae II Pool 3.5% 4/20/2043	245,101	233,174
Ginnie Mae II Pool 3.5% 4/20/2046	74,474	69,483
Ginnie Mae II Pool 3.5% 5/20/2043	3,106,504	2,941,849
Ginnie Mae II Pool 3.5% 5/20/2046	101,054	94,281
Ginnie Mae II Pool 3.5% 5/20/2046	25,452	23,746
Ginnie Mae II Pool 3.5% 6/20/2034	1,849	1,796
Ginnie Mae II Pool 3.5% 6/20/2043	103,482	98,404
Ginnie Mae II Pool 3.5% 8/20/2043	26,014	24,726
Ginnie Mae II Pool 3.5% 9/20/2040	128,718	123,078
Ginnie Mae II Pool 3.5% 9/20/2041	6,604	6,308
Ginnie Mae II Pool 3.5% 9/20/2043	1,104,589	1,049,384
Ginnie Mae II Pool 4% 1/20/2041	1,571,057	1,538,675
Ginnie Mae II Pool 4% 1/20/2042	118,406	115,804
Ginnie Mae II Pool 4% 1/20/2046	111,696	108,471
Ginnie Mae II Pool 4% 10/20/2040	564,456	552,918
Ginnie Mae II Pool 4% 10/20/2041	1,784,600	1,746,030
Ginnie Mae II Pool 4% 10/20/2044	524,383	510,363
Ginnie Mae II Pool 4% 10/20/2045	13,022	12,651
Ginnie Mae II Pool 4% 11/20/2040	1,488,621	1,457,909
Ginnie Mae II Pool 4% 11/20/2044	362,222	352,494
Ginnie Mae II Pool 4% 11/20/2045	2,406	2,337
Ginnie Mae II Pool 4% 12/20/2044	893,594	869,597
Ginnie Mae II Pool 4% 12/20/2045	142,641	138,572
Ginnie Mae II Pool 4% 2/20/2041	51,482	50,415
Ginnie Mae II Pool 4% 2/20/2046	87,339	84,837
Ginnie Mae II Pool 4% 3/20/2041	133,395	130,628
Ginnie Mae II Pool 4% 3/20/2046	95,481	92,756
Ginnie Mae II Pool 4% 3/20/2047	5,583,173	5,421,176
Ginnie Mae II Pool 4% 5/20/2033	2,775	2,745
Ginnie Mae II Pool 4% 6/20/2044	39,607	38,582
Ginnie Mae II Pool 4% 7/20/2044	349,206	340,038
Ginnie Mae II Pool 4% 7/20/2045	87,800	85,337
Ginnie Mae II Pool 4% 8/20/2041	14,797	14,479
Ginnie Mae II Pool 4% 8/20/2043	219,011	213,657
Ginnie Mae II Pool 4% 8/20/2044	5,239,996	5,101,805
Ginnie Mae II Pool 4% 8/20/2048	9,370,579	9,054,766
Ginnie Mae II Pool 4% 9/20/2040	659,762	646,255
Ginnie Mae II Pool 4% 9/20/2041	274,347	268,408
Ginnie Mae II Pool 4% 9/20/2042	15,793	15,430
Ginnie Mae II Pool 4% 9/20/2045	10,862	10,553
Ginnie Mae II Pool 4.5% 1/20/2041	146,324	146,778
Ginnie Mae II Pool 4.5% 10/20/2035	1,484	1,489
Ginnie Mae II Pool 4.5% 10/20/2040	31,236	31,335
Ginnie Mae II Pool 4.5% 11/20/2040	31,378	31,477
Ginnie Mae II Pool 4.5% 2/20/2041	537,456	539,115
Ginnie Mae II Pool 4.5% 3/20/2036	10,872	10,912
Ginnie Mae II Pool 4.5% 3/20/2041	411,732	413,003
Ginnie Mae II Pool 4.5% 4/20/2041	103,010	103,326
Ginnie Mae II Pool 4.5% 5/20/2040	36,277	36,394
Ginnie Mae II Pool 4.5% 5/20/2041	455,132	456,528
Ginnie Mae II Pool 4.5% 6/20/2033	5,014	5,029
Ginnie Mae II Pool 4.5% 6/20/2041	900,147	902,859
Ginnie Mae II Pool 4.5% 7/20/2040	60,105	60,296
Ginnie Mae II Pool 4.5% 8/20/2040	6,955	6,977
Ginnie Mae II Pool 4.5% 9/20/2040	323,758	324,780
Ginnie Mae II Pool 5% 1/1/2056 (g)	150,500,000	150,170,781
Ginnie Mae II Pool 5% 12/1/2055 (g)	301,000,000	300,670,766
Ginnie Mae II Pool 5% 12/20/2054	10,388,972	10,419,392
Ginnie Mae II Pool 5% 9/20/2033	231,121	234,680
Ginnie Mae II Pool 5.5% 1/1/2056 (g)	209,325,000	211,262,889
Ginnie Mae II Pool 5.5% 1/20/2055	11,226,452	11,518,785
Ginnie Mae II Pool 5.5% 12/1/2055 (g)	279,875,000	282,717,466
Ginnie Mae II Pool 5.5% 12/20/2054	13,446,894	13,822,260
Ginnie Mae II Pool 6% 1/1/2056 (g)	217,725,000	221,934,909
Ginnie Mae II Pool 6% 11/20/2031	6,430	6,638
Ginnie Mae II Pool 6% 12/1/2055 (g)	494,500,000	503,887,786
Ginnie Mae II Pool 6% 12/20/2054	21,238,362	21,643,185
Ginnie Mae II Pool 6% 2/1/2056 (g)	133,600,000	136,089,342
Ginnie Mae II Pool 6% 5/20/2032	29,791	30,845
Ginnie Mae II Pool 6.5% 1/20/2032	275	286
Ginnie Mae II Pool 6.5% 11/20/2031	1,118	1,164
Ginnie Mae II Pool 6.5% 3/20/2031	1,413	1,465
Ginnie Mae II Pool 6.5% 4/20/2031	171	178
Ginnie Mae II Pool 6.5% 6/20/2031	160	166
Ginnie Mae II Pool 6.5% 7/20/2031	206	214
Ginnie Mae II Pool 6.5% 8/20/2031	198	205
Ginnie Mae II Pool 7% 2/20/2032	8,245	8,598
Ginnie Mae II Pool 7% 3/20/2032	4,077	4,256
Uniform Mortgage Backed Securities 2% 1/1/2056 (g)	84,050,000	68,451,505
Uniform Mortgage Backed Securities 2% 12/1/2055 (g)	193,575,000	157,582,148
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (g)	23,650,000	20,133,910
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (g)	47,300,000	40,256,737
Uniform Mortgage Backed Securities 3% 12/1/2055 (g)	57,950,000	51,471,370
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (g)	79,975,000	78,228,674
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (g)	151,800,000	148,609,832
Uniform Mortgage Backed Securities 5% 12/1/2040 (g)	70,925,000	71,745,070
Uniform Mortgage Backed Securities 5% 12/1/2055 (g)	77,300,000	77,155,063
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (g)	159,050,000	160,932,500
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (g)	232,875,000	235,822,313
Uniform Mortgage Backed Securities 6% 1/1/2056 (g)	471,225,000	482,435,019
Uniform Mortgage Backed Securities 6% 12/1/2055 (g)	791,700,000	810,688,449
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (g)	6,225,000	6,451,385
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (g)	85,025,000	88,073,945
TOTAL UNITED STATES		9,392,744,245
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,462,672,945)		9,392,744,245

U.S. Treasury Obligations - 38.7%
	Yield (%) (Ab)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	89,237,100
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	199,600,000	142,129,234
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	305,775,519
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	506,250
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	119,115,650
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	58,823,711
US Treasury Bonds 3.25% 5/15/2042 (w)	3.39 to 5.18	180,889,000	153,762,716
US Treasury Bonds 3.625% 2/15/2053	3.80 to 5.06	462,205,000	385,598,131
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	146,831,039
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,746,798
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	5,140,000	4,803,691
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	209,206,000	186,773,560
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,734,572
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	425,541,960
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	517,215,974
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	179,030,000	166,728,680
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	41,000,000	39,966,992
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	734,459,250
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	5,690,000	5,621,987
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.94	72,830,000	72,858,449
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	74,384,670
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	6,322,733
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	123,916,015
US Treasury Bonds 4.75% 5/15/2055	4.78 to 4.98	399,300,000	404,104,078
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	283,000,000	286,537,500
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.65	272,426,000	280,939,313
US Treasury Bonds 5% 5/15/2045	4.54 to 4.55	5,590,000	5,859,892
US Treasury Bonds 6.25% 5/15/2030 (w)	3.46 to 4.41	26,000,000	28,838,672
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.66	29,160,636	28,478,299
US Treasury Notes 2.625% 7/31/2029 (y)	4.11	11,000,000	10,655,820
US Treasury Notes 2.75% 8/15/2032	2.79	372,411,000	349,993,604
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	249,996,561
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.19	831,000,000	806,589,375
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	175,938,328
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,693,040
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	594,800,000	595,404,091
US Treasury Notes 3.625% 9/30/2031 (y)	3.62 to 4.23	1,169,860,000	1,165,747,217
US Treasury Notes 3.75% 12/31/2030	4.07	3,600,000	3,620,672
US Treasury Notes 3.75% 5/31/2030	3.61 to 4.59	7,980,000	8,034,239
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	344,000,000	345,195,937
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	227,610,351
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	159,168,883
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	384,100,000	382,585,763
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	35,000,000	35,206,445
US Treasury Notes 3.875% 9/30/2029	4.16	150,000,000	151,716,797
US Treasury Notes 3.875% 9/30/2032	3.93	467,000,000	469,553,906
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	610,312,500
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	285,206,551
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	357,571,000	360,392,457
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,410,609
US Treasury Notes 4% 3/31/2030	3.99	150,000,000	152,519,532
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	124,649,286
US Treasury Notes 4% 6/30/2032	3.99	162,000,000	164,284,453
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	179,800,000	182,251,179
US Treasury Notes 4.125% 11/15/2032	3.52 to 3.53	120,103,000	122,575,433
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,347,977
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	3,985,008
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	309,451,318
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.19	120,029,000	122,616,981
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	368,000,000	376,404,973
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	405,500,000	414,592,072
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.48	698,270,000	712,671,819
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	353,100,000	363,458,520
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	893,200,000	910,505,750
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	10,252,301
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	161,103,906
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,267,117
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	534,094,745
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	222,276,598
US Treasury Notes 4.625% 4/30/2029	4.72	9,160,000	9,481,316
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	908,805
US Treasury Notes 4.625% 9/30/2030	3.98 to 5.00	2,478,000	2,588,929
US Treasury Notes 4.75% 2/15/2045	4.49 to 4.96	92,710,000	94,173,080
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	100,358,594
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,701,595,273)			16,310,465,273

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Ac)	4.02	2,036,157,681	2,036,564,913
Fidelity Securities Lending Cash Central Fund (Ac)(Ad)	4.02	44,190,942	44,195,360
TOTAL MONEY MARKET FUNDS (Cost $2,080,704,318)			2,080,760,273

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	29,310,000	900,467
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	28,110,000	899,915
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	23,480,000	710,440
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	18,770,000	586,065
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	11,510,000	197,082
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	35,850,000	1,009,845
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	21,450,000	399,079
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	16,000,000	462,302
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	46,170,000	39,048
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	19,800,000	606,185
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	43,660,000	1,528,275
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	44,420,000	791,371
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	38,180,000	1,142,625
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	43,200,000	1,513,473

TOTAL PUT SWAPTIONS			10,786,172
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	29,310,000	1,076,284
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	28,110,000	982,461
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	23,480,000	883,350
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	18,770,000	682,763
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	11,510,000	339,926
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	35,850,000	730,544
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	21,450,000	326,187
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	69,400,000	2,135,201
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	16,000,000	584,815
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	46,170,000	1,957,827
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	19,800,000	727,270
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	43,660,000	1,389,337
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	44,420,000	1,340,257
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	38,180,000	1,446,118
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	43,200,000	1,371,668

TOTAL CALL SWAPTIONS			15,974,008
TOTAL PURCHASED SWAPTIONS (Cost $31,309,728)			26,760,180

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $47,191,665,143)	46,650,194,109
NET OTHER ASSETS (LIABILITIES) - (10.6)% (z)(Aa)	(4,499,371,240)
NET ASSETS - 100.0%	42,150,822,869

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(301,000,000)	(300,670,766)
Ginnie Mae II Pool 5.5% 12/1/2055	(279,875,000)	(282,717,466)
Ginnie Mae II Pool 6% 1/1/2056	(82,100,000)	(83,687,477)
Ginnie Mae II Pool 6% 12/1/2055	(494,500,000)	(503,887,788)
Uniform Mortgage Backed Securities 2% 12/1/2055	(147,775,000)	(120,298,086)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(47,300,000)	(40,256,737)
Uniform Mortgage Backed Securities 3% 12/1/2055	(1,700,000)	(1,509,945)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(5,600,000)	(5,477,719)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(151,800,000)	(148,609,832)
Uniform Mortgage Backed Securities 5% 12/1/2055	(24,200,000)	(24,154,625)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(218,225,000)	(220,986,899)
Uniform Mortgage Backed Securities 6% 12/1/2055	(748,675,000)	(766,631,522)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(85,025,000)	(88,073,945)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,586,962,807)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,583,609,945)		(2,586,962,807)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	54	12/15/2025	3,953,828	(59,220)	(59,220)
CBOT 10Y US Treasury Notes Contracts (United States)	10,116	3/20/2026	1,146,585,375	5,264,164	5,264,164
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	49	3/20/2026	5,694,719	38,955	38,955
CBOT 2Y US Treasury Notes Contracts (United States)	5,347	3/31/2026	1,116,729,305	457,665	457,665
CBOT 5Y US Treasury Notes Contracts (United States)	19,438	3/31/2026	2,133,472,359	5,587,696	5,587,696
CBOT US Treasury Long Bond Contracts (United States)	120	3/20/2026	14,096,250	89,770	89,770
CBOT US Treasury Ultra Bond Contracts (United States)	49	3/20/2026	5,930,531	58,471	58,471
Eurex Euro-Bund Contracts (Germany)	7	12/8/2025	1,046,821	400	400
TMX 10Y Canadian Bond Contracts (Canada)	250	3/20/2026	22,002,576	89,896	89,896

TOTAL PURCHASED					11,527,797

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,965	3/20/2026	222,720,469	(997,037)	(997,037)
CBOT 5Y US Treasury Notes Contracts (United States)	206	3/31/2026	22,610,109	(50,599)	(50,599)
ICE Long GILT Futures (United Kingdom)	62	3/27/2026	7,515,916	(63,929)	(63,929)

TOTAL SOLD					(1,111,565)

TOTAL FUTURES CONTRACTS					10,416,232
The notional amount of futures purchased as a percentage of Net Assets is 10.5%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	567,000	USD	657,824	JPMorgan Chase Bank NA	12/1/2025	95
EUR	1,262,000	USD	1,465,125	BNP Paribas SA	12/11/2025	(7)
EUR	600,000	USD	700,131	BNP Paribas SA	12/11/2025	(3,562)
EUR	200,000	USD	230,858	Bank of America NA	12/11/2025	1,332
EUR	200,000	USD	232,226	Bank of America NA	12/11/2025	(36)
EUR	150,000	USD	173,831	JPMorgan Chase Bank NA	12/11/2025	311
USD	2,807,453	AUD	4,318,000	JPMorgan Chase Bank NA	12/11/2025	(21,714)
USD	2,071,760	AUD	3,207,000	JPMorgan Chase Bank NA	12/11/2025	(29,477)
USD	4,434,075	CAD	6,233,000	JPMorgan Chase Bank NA	12/11/2025	(28,442)
USD	7,316,951	EUR	6,300,000	BNP Paribas SA	12/11/2025	2,973
USD	383,754,135	EUR	333,277,000	BNP Paribas SA	12/11/2025	(3,163,447)
USD	658,190	EUR	567,000	JPMorgan Chase Bank NA	12/11/2025	(68)
USD	4,246,289	GBP	3,230,000	JPMorgan Chase Bank NA	12/11/2025	(29,275)
USD	110,269,307	GBP	84,505,000	JPMorgan Chase Bank NA	12/11/2025	(1,590,303)
USD	5,751,987	JPY	884,150,000	Goldman Sachs Bank USA	12/11/2025	85,800
USD	3,443,869	JPY	526,500,000	JPMorgan Chase Bank NA	12/11/2025	69,727

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(4,706,093)
Unrealized Appreciation						160,238
Unrealized Depreciation						(4,866,331)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	8,350,000	(128,660)	94,383	(34,277)
Societe Generale SA 5.25% 9/6/2032		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,100,000	17,810	(56,727)	(38,917)
Deutsche Bank AG 5.625% 5/19/2031		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,950,000	40,653	(68,772)	(28,119)
Generali 4.125% 5/4/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,400,000	(34,023)	14,864	(19,159)
BMW Finance NV 0.75% 7/13/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	8,850,000	(266,289)	215,762	(50,527)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	6,500,000	(35,601)	1,783	(33,818)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	88,485	(129,227)	(40,742)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		410,000	71,135	(115,794)	(44,659)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	138,799	(185,038)	(46,239)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,330,000	230,754	(328,162)	(97,408)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	388,933	(203,754)	185,179
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	256,127	(107,002)	149,125
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,700,000	161,265	(64,125)	97,140
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	237,154	(94,301)	142,853
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	227,668	(253,042)	(25,374)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	167,071	(147,195)	19,876
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		8,858,151	63,137	(169,824)	(106,687)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	151,779	(114,163)	37,616
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		6,498,644	46,320	(61,317)	(14,997)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,450,000	8,867	(65,275)	(56,408)
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	6,540,000	(1,645,926)	1,528,431	(117,495)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	4,550,000	(34,919)	10,016	(24,903)
UniCredit SpA 5.375% 4/16/2034		12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,750,000	(10,408)	(29,770)	(40,178)
CMBX AAA Series 13 Index		12/16/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(27,645)	(101,028)	(128,673)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	222,079	(373,382)	(151,303)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		300,000	52,050	(81,663)	(29,613)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	208,199	(305,558)	(97,359)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	534,628	(210,361)	324,267
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	150,364	(63,340)	87,024
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	123,320	(63,622)	59,698
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	124,920	(175,496)	(50,576)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		530,000	91,955	(122,410)	(30,455)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,570,000	272,394	(374,050)	(101,656)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	65,930	(90,982)	(25,052)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,460,000	253,309	(323,817)	(70,508)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	19,085	(17,727)	1,358
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	180,237	(72,638)	107,599
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	133,657	(51,570)	82,087
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	83,536	(72,671)	10,865
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		16,700,000	(9,392)	13,441	4,049
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		8,998,121	64,135	(79,188)	(15,053)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(27,027)	(63,690)	(90,717)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,400,000	242,899	(329,804)	(86,905)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		700,000	121,450	(177,463)	(56,013)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	20,820	(33,045)	(12,225)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		610,000	105,835	(132,168)	(26,333)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	175,234	(267,574)	(92,340)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	28,459	(11,642)	16,817
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	75,889	(28,733)	47,156
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	168,468	(174,241)	(5,773)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,298,059	66,273	(157,836)	(91,563)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	265,613	(206,180)	59,433
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,698,602	47,745	(56,077)	(8,332)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	208,199	(204,755)	3,444
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	84,900	(85,185)	(285)
5Y CDX EMIG CDSI Series 44 Index		12/20/2030	ICE	(0%)	Quarterly		9,085,000	(9,975)	0	(9,975)

TOTAL BUY PROTECTION								4,257,674	(4,822,704)	(565,030)
Sell Protection
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly		6,098,727	(9,259)	45,542	36,283
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,800,000	(51,492)	102,113	50,621
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,900,000	(39,297)	87,781	48,484
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		6,200,000	(80,084)	80,342	258
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	54,671	279,607	334,278
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(71,818)	127,184	55,366
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(23,036)	41,056	18,020
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(29,811)	34,131	4,320
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,700,000	(63,688)	61,735	(1,953)

TOTAL SELL PROTECTION								(313,814)	859,491	545,677
TOTAL CREDIT DEFAULT SWAPS								3,943,860	(3,963,213)	(19,353)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	440,965,000	1,387,786	0	1,387,786
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	756,387,000	3,117,649	0	3,117,649
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	171,703,000	779,893	0	779,893
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	43,302,000	105,439	0	105,439
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	8,008,000	161,611	0	161,611
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	19,402,000	79,535	0	79,535
TOTAL INTEREST RATE SWAPS							5,631,913	0	5,631,913

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,132,671,337 or 19.3% of net assets.

(e)	Level 3 security.
(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,729,080 and $2,717,196, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Principal Only Strips represent the right to receive the monthly principal payments.
(o)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p)	Non-income producing.
(q)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $592,826 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(r)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,475 or 0.0% of net assets.

(s)	Zero coupon bond which is issued at a discount.
(t)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $506,349,953 or 1.2% of net assets.

(u)	Security or a portion of the security is on loan at period end.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $30,282,644.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $10,846,237.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $256,519.

(y)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $52,162,166.
(z)	Includes $376,875 of cash collateral to cover margin requirements for futures contracts.
(Aa)	Includes $215,394 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(Ab)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Ac)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ad)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	5,862

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,095,762,170	4,012,799,825	3,071,978,962	16,205,620	(18,120)	-	2,036,564,913	2,036,157,681	3.6%
Fidelity Securities Lending Cash Central Fund	79,828,500	2,800,646,736	2,836,279,869	172,795	(7)	-	44,195,360	44,190,942	0.2%
Total	1,175,590,670	6,813,446,561	5,908,258,831	16,378,415	(18,127)	-	2,080,760,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.